UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2013

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.7%
Aerospace – 3.1%
Honeywell International, Inc.	115,060	$8,669,771
Precision Castparts Corp.	41,940	7,952,663
United Technologies Corp.	72,820	6,803,573

		$23,426,007

Alcoholic Beverages – 0.5%
Diageo PLC	124,413	$3,922,565

Apparel Manufacturers – 1.8%
Guess?, Inc.	118,190	$2,934,658
Li & Fung Ltd.	1,348,000	1,857,945
NIKE, Inc., “B”	71,840	4,239,278
VF Corp.	24,850	4,168,588

		$13,200,469

Automotive – 1.2%
Delphi Automotive PLC	128,760	$5,716,944
General Motors Co. (a)	131,590	3,660,834

		$9,377,778

Biotechnology – 1.6%
Celgene Corp. (a)	47,790	$5,539,339
Gilead Sciences, Inc. (a)	97,640	4,777,525
ViroPharma, Inc. (a)	82,600	2,078,216

		$12,395,080

Broadcasting – 2.5%
News Corp., “A”	401,440	$12,251,949
Walt Disney Co.	117,590	6,679,112

		$18,931,061

Brokerage & Asset Managers – 1.6%
BlackRock, Inc.	22,316	$5,732,534
Franklin Resources, Inc.	42,300	6,379,263

		$12,111,797

Business Services – 1.9%
Accenture PLC, “A”	87,480	$6,645,856
Fidelity National Information Services, Inc.	104,570	4,143,063
FleetCor Technologies, Inc. (a)	42,690	3,273,042

		$14,061,961

Cable TV – 1.6%
Comcast Corp., “Special A”	195,630	$7,750,861
Time Warner Cable, Inc.	47,900	4,601,274

		$12,352,135

Chemicals – 0.8%
3M Co.	13,230	$1,406,481
Celanese Corp.	111,720	4,921,266

		$6,327,747

Computer Software – 3.9%
Check Point Software Technologies Ltd. (a)	47,600	$2,236,724
Citrix Systems, Inc. (a)	69,420	5,009,347

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	336,670	$10,887,908
Salesforce.com, Inc. (a)	35,380	6,327,005
Symantec Corp. (a)	115,320	2,846,098
TIBCO Software, Inc. (a)	92,620	1,872,776

		$29,179,858

Computer Software – Systems – 5.2%
Apple, Inc. (s)	49,430	$21,879,201
Dell, Inc.	52,110	746,736
EMC Corp. (a)	299,080	7,145,021
Hewlett-Packard Co.	397,790	9,483,314

		$39,254,272

Construction – 0.9%
Stanley Black & Decker, Inc.	87,970	$7,122,931

Consumer Products – 2.0%
Colgate-Palmolive Co.	53,360	$6,298,081
International Flavors & Fragrances, Inc.	63,670	4,881,579
Procter & Gamble Co.	49,170	3,789,040

		$14,968,700

Consumer Services – 0.5%
Priceline.com, Inc. (a)	5,520	$3,797,374

Containers – 0.4%
Packaging Corp. of America	63,910	$2,867,642

Electrical Equipment – 3.0%
Danaher Corp.	284,190	$17,662,409
W.W. Grainger, Inc.	20,880	4,697,582

		$22,359,991

Electronics – 2.4%
Altera Corp.	146,460	$5,194,936
JDS Uniphase Corp. (a)	213,070	2,848,746
Mellanox Technologies Ltd. (a)	42,820	2,376,938
Microchip Technology, Inc.	151,910	5,584,212
NXP Semiconductors N.V. (a)	70,400	2,130,304

		$18,135,136

Energy – Independent – 4.2%
Anadarko Petroleum Corp.	49,620	$4,339,269
Cabot Oil & Gas Corp.	91,770	6,204,570
EOG Resources, Inc.	31,690	4,058,538
EQT Corp.	38,910	2,636,153
Noble Energy, Inc.	38,770	4,484,138
Occidental Petroleum Corp.	52,620	4,123,829
Pioneer Natural Resources Co.	46,870	5,823,598

		$31,670,095

Energy – Integrated – 4.1%
Exxon Mobil Corp. (s)	339,980	$30,635,598

Engineering – Construction – 0.7%
Fluor Corp.	76,320	$5,062,306

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – 3.6%
Coca-Cola Co.	256,860	$10,387,418
General Mills, Inc.	98,040	4,834,352
Groupe Danone	61,067	4,249,468
Mondelez International, Inc.	251,560	7,700,252

		$27,171,490

Food & Drug Stores – 0.9%
CVS Caremark Corp.	86,500	$4,756,635
Walgreen Co.	46,540	2,219,027

		$6,975,662

Gaming & Lodging – 0.4%
Sands China Ltd.	265,200	$1,374,987
Wynn Resorts Ltd.	11,600	1,451,856

		$2,826,843

General Merchandise – 2.2%
Hudson’s Bay Co.	98,860	$1,538,707
Kohl’s Corp.	56,490	2,605,884
Target Corp.	184,040	12,597,538

		$16,742,129

Health Maintenance Organizations – 0.8%
UnitedHealth Group, Inc.	100,770	$5,765,052

Insurance – 2.7%
ACE Ltd.	87,230	$7,760,853
American International Group, Inc. (a)	138,300	5,368,806
MetLife, Inc.	193,890	7,371,698

		$20,501,357

Internet – 3.2%
eBay, Inc. (a)	124,070	$6,727,075
Google, Inc., “A” (a)	19,260	15,293,018
Rackspace Hosting, Inc. (a)	38,680	1,952,566

		$23,972,659

Machinery & Tools – 2.3%
Eaton Corp. PLC	79,850	$4,890,813
Joy Global, Inc.	86,450	5,145,504
Roper Industries, Inc.	54,700	6,963,857

		$17,000,174

Major Banks – 6.3%
Goldman Sachs Group, Inc.	32,430	$4,772,075
JPMorgan Chase & Co. (s)	318,340	15,108,416
Morgan Stanley	190,970	4,197,521
PNC Financial Services Group, Inc.	79,850	5,310,025
State Street Corp.	101,640	6,005,908
Wells Fargo & Co.	335,870	12,423,826

		$47,817,771

Medical & Health Technology & Services – 1.7%
AmerisourceBergen Corp.	70,790	$3,642,146
Cerner Corp. (a)	28,730	2,722,168
Express Scripts Holding Co. (a)	107,600	6,203,140

		$12,567,454

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 2.6%
Covidien PLC	92,180	$6,253,491
St. Jude Medical, Inc.	80,380	3,250,567
Stryker Corp.	67,950	4,433,058
Thermo Fisher Scientific, Inc.	77,700	5,943,273

		$19,880,389

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	114,060	$3,507,345

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	87,498	$3,384,423

Network & Telecom – 0.1%
Fortinet, Inc. (a)	15,830	$374,854

Oil Services – 2.1%
Cameron International Corp. (a)	88,250	$5,753,900
Dresser-Rand Group, Inc. (a)	72,300	4,458,018
Ensco PLC, “A”	34,320	2,059,200
Schlumberger Ltd.	49,560	3,711,548

		$15,982,666

Other Banks & Diversified Financials – 5.7%
American Express Co.	119,470	$8,059,446
Citigroup, Inc.	281,610	12,458,426
Discover Financial Services	94,380	4,231,999
SunTrust Banks, Inc.	132,700	3,823,087
Visa, Inc., “A”	84,870	14,414,321

		$42,987,279

Pharmaceuticals – 6.0%
Eli Lilly & Co.	94,460	$5,364,383
Johnson & Johnson	187,590	15,294,213
Perrigo Co.	24,680	2,930,256
Pfizer, Inc.	522,670	15,084,256
Valeant Pharmaceuticals International, Inc. (a)	33,890	2,542,428
Zoetis, Inc. (a)	118,470	3,956,898

		$45,172,434

Railroad & Shipping – 0.9%
Union Pacific Corp.	47,180	$6,718,904

Restaurants – 1.4%
McDonald’s Corp.	75,510	$7,527,592
Starbucks Corp.	57,830	3,293,997

		$10,821,589

Specialty Chemicals – 0.4%
Airgas, Inc.	27,660	$2,742,766

Specialty Stores – 2.0%
Amazon.com, Inc. (a)	14,910	$3,973,366
AutoZone, Inc. (a)	10,210	4,051,022
Bed Bath & Beyond, Inc. (a)	64,810	4,175,060
Tiffany & Co.	46,200	3,212,748

		$15,412,196

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 0.8%
American Tower Corp., REIT	49,260	$3,789,079
SBA Communications Corp. (a)	26,390	1,900,608

		$5,689,687

Telephone Services – 2.1%
AT&T, Inc.	178,720	$6,557,237
Verizon Communications, Inc.	182,210	8,955,622

		$15,512,859

Tobacco – 2.3%
Lorillard, Inc.	110,180	$4,445,763
Philip Morris International, Inc.	137,460	12,743,917

		$17,189,680

Trucking – 0.8%
Expeditors International of Washington, Inc.	177,700	$6,345,667

Utilities – Electric Power – 2.6%
AES Corp.	183,790	$2,310,240
American Electric Power Co., Inc.	75,290	3,661,353
CMS Energy Corp.	200,790	5,610,073
Duke Energy Corp.	38,210	2,773,664
Edison International	108,020	5,435,566

		$19,790,896

Total Common Stocks		$744,014,728

Issuer			Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 0.4%
Utilities – Electric Power – 0.4%
PPL Corp., 9.5%			59,946	$3,285,041

	Strike Price	First Exercise
WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	15,411	$79,213

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)			671,751	$671,751

Total Investments				$748,050,733

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – (0.0)%
Computer Software – (0.0)%
Oracle Corp. – April 2013 @ $34	(212)	$(1,908)

OTHER ASSETS, LESS LIABILITIES – 0.8%		5,828,959

Net Assets – 100.0%		$753,877,784

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At March 31, 2013, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2013, the fund had cash collateral of $21,604 and other liquid securities with an aggregate value of $577,604 to cover any commitments for securities sold short and certain derivatives contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$747,378,982	$—	$—	$747,378,982
Mutual Funds	671,751	—	—	671,751
Total Investments	$748,050,733	$—	$—	$748,050,733

Other Financial Instruments
Written Options	$(1,908)	$—	$—	$(1,908)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $11,404,966 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$663,870,479
Gross unrealized appreciation	93,708,905
Gross unrealized depreciation	(9,528,651)
Net unrealized appreciation (depreciation)	$84,180,254

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,219,431	44,846,056	(52,393,736)	671,751

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,585	$671,751

5

QUARTERLY REPORT

March 31, 2013

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Alcoholic Beverages – 2.4%
Heineken N.V.	24,664	$1,859,212
Pernod Ricard S.A.	12,041	1,500,589

		$3,359,801

Apparel Manufacturers – 1.9%
Li & Fung Ltd.	1,004,000	$1,383,811
LVMH Moet Hennessy Louis Vuitton S.A.	7,284	1,250,370

		$2,634,181

Automotive – 3.7%
DENSO Corp.	52,800	$2,234,105
GKN PLC	68,728	276,214
Honda Motor Co. Ltd.	68,600	2,589,435

		$5,099,754

Broadcasting – 1.6%
Nippon Television Holdings, Inc.	52,400	$783,941
Publicis Groupe S.A.	20,531	1,376,838

		$2,160,779

Business Services – 2.9%
Amadeus IT Holding S.A.	31,889	$861,582
Cognizant Technology Solutions Corp., “A” (a)	9,430	722,432
Compass Group PLC	56,020	715,430
Mitsubishi Corp.	45,500	842,074
Nomura Research, Inc.	33,100	849,114

		$3,990,632

Computer Software – 0.6%
Dassault Systems S.A.	7,652	$884,654

Computer Software – Systems – 0.9%
Canon, Inc.	36,100	$1,303,249

Conglomerates – 0.8%
Hutchison Whampoa Ltd.	110,000	$1,150,815

Consumer Products – 1.0%
Reckitt Benckiser Group PLC	19,301	$1,383,643

Electrical Equipment – 3.5%
Legrand S.A.	10,778	$470,068
Schneider Electric S.A.	29,135	2,129,012
Siemens AG	21,596	2,326,461

		$4,925,541

Electronics – 1.0%
ASML Holding N.V.	4,793	$322,409
Taiwan Semiconductor Manufacturing Co. Ltd.	307,174	1,035,071

		$1,357,480

Energy – Independent – 2.3%
Cairn Energy PLC (a)	57,172	$237,589
Cenovus Energy, Inc.	22,960	709,759
INPEX Corp.	193	1,024,634
Oil Search Ltd.	64,120	497,454

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Reliance Industries Ltd.	53,846	$768,367

		$3,237,803

Energy – Integrated – 5.5%
BG Group PLC	71,443	$1,225,575
BP PLC	398,846	2,787,116
Royal Dutch Shell PLC, “A”	110,111	3,561,990

		$7,574,681

Engineering – Construction – 1.0%
JGC Corp.	56,000	$1,414,568

Food & Beverages – 5.3%
Groupe Danone	36,763	$2,558,226
M. Dias Branco S.A. Industria e Comercio de Alimentos	19,400	771,496
Nestle S.A.	55,280	3,998,917

		$7,328,639

Food & Drug Stores – 0.7%
Lawson, Inc.	10,200	$785,199
Wumart Stores, Inc., “H”	131,000	236,918

		$1,022,117

Gaming & Lodging – 1.0%
Sands China Ltd.	276,800	$1,435,130

Insurance – 3.2%
AIA Group Ltd.	330,200	$1,446,156
Delta Lloyd N.V.	28,070	481,489
Hiscox Ltd. (a)	80,204	670,263
ING Groep N.V. (a)	181,475	1,288,189
Sony Financial Holdings, Inc.	35,100	525,494

		$4,411,591

Internet – 0.7%
Yahoo Japan Corp.	2,171	$998,134

Machinery & Tools – 3.8%
Atlas Copco AB, “A”	40,648	$1,152,560
Glory Ltd.	42,600	1,021,803
Joy Global, Inc.	21,440	1,276,109
Schindler Holding AG	11,515	1,687,815
Sinotruk Hong Kong Ltd.	178,000	96,071

		$5,234,358

Major Banks – 11.6%
Banco Santander S.A.	108,837	$731,411
Barclays PLC	590,234	2,611,123
BNP Paribas	39,766	2,041,240
HSBC Holdings PLC	227,958	2,433,254
Mitsubishi UFJ Financial Group, Inc.	174,400	1,033,290
Standard Chartered PLC	63,882	1,653,511
Sumitomo Mitsui Financial Group, Inc.	61,400	2,461,085
Westpac Banking Corp.	97,870	3,147,266

		$16,112,180

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 0.8%
Diagnosticos da America S.A.	73,400	$420,257
Kobayashi Pharmaceutical Co. Ltd.	1,000	48,259
Miraca Holdings, Inc.	12,600	613,410

		$1,081,926

Medical Equipment – 0.5%
Sonova Holding AG	5,943	$713,285

Metals & Mining – 3.1%
Iluka Resources Ltd.	141,476	$1,382,998
Rio Tinto Ltd.	61,150	2,866,408

		$4,249,406

Natural Gas – Distribution – 1.9%
China Resources Gas Group Ltd.	164,000	$455,250
GDF SUEZ	49,728	957,545
Tokyo Gas Co. Ltd.	232,000	1,266,171

		$2,678,966

Network & Telecom – 1.3%
Ericsson, Inc., “B”	148,492	$1,848,042

Other Banks & Diversified Financials – 7.7%
Aeon Credit Service Co. Ltd.	34,700	$985,218
Bank Rakyat Indonesia	613,000	553,307
DBS Group Holdings Ltd.	94,000	1,215,757
Erste Group Bank AG (a)	57,622	1,605,226
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	33,460	516,288
HDFC Bank Ltd., ADR	14,610	546,706
ICICI Bank Ltd.	23,293	449,960
Itau Unibanco Holding S.A., ADR	25,580	455,324
KBC Group N.V.	26,370	908,377
PT Bank Mandiri Tbk.	513,000	527,914
Sberbank of Russia, ADR	47,960	614,847
Siam Commercial Bank Co. Ltd.	96,000	589,962
UBS AG	76,556	1,173,751
UniCredit S.p.A. (a)	140,921	601,600

		$10,744,237

Pharmaceuticals – 9.0%
Bayer AG	18,260	$1,883,749
GlaxoSmithKline PLC	116,083	2,713,642
Novartis AG	46,820	3,327,723
Roche Holding AG	12,715	2,961,027
Santen Pharmaceutical Co. Ltd.	35,400	1,672,648

		$12,558,789

Precious Metals & Minerals – 0.3%
Newcrest Mining Ltd.	22,524	$470,077

Railroad & Shipping – 1.4%
East Japan Railway Co.	11,900	$975,451
Kuehne & Nagel, Inc. AG	8,940	975,016

		$1,950,467

Issuer	Shares/Par	Value($)

COMMON STOCKS – continued
Real Estate – 1.7%
GSW Immobilien AG	13,416	$530,771
Mitsubishi Estate Co. Ltd.	67,000	1,846,804

		$2,377,575

Restaurants – 1.6%
Arcos Dorados Holdings, Inc.	98,100	$1,294,920
Whitbread PLC	23,959	934,867

		$2,229,787

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	34,544	$2,193,014
Chugoku Marine Paints Ltd.	46,000	243,236
Linde AG	12,890	2,396,949
Nippon Paint Co. Ltd.	50,000	497,983
Symrise AG	15,833	627,408

		$5,958,590

Specialty Stores – 0.7%
Hennes & Mauritz AB, “B”	26,830	$958,141

Telecommunications – Wireless – 3.1%
KDDI Corp.	50,600	$2,079,231
TIM Participacoes S.A., ADR	33,100	724,228
Vodafone Group PLC	535,090	1,517,137

		$4,320,596

Telephone Services – 2.2%
Bezeq – The Israel Telecommunication Corp. Ltd.	457,510	$633,427
BT Group PLC	172,220	727,469
China Unicom (Hong Kong) Ltd.	392,000	526,349
TDC A.S.	84,693	650,852
Telecom Italia S.p.A.	766,034	471,387

		$3,009,484

Tobacco – 1.7%
Japan Tobacco, Inc.	72,400	$2,306,222

Trucking – 1.2%
Yamato Holdings Co. Ltd.	93,700	$1,731,132

Utilities – Electric Power – 0.8%
Energias do Brasil S.A.	171,600	$1,076,606

Utilities – Water – 0.4%
SUEZ Environnement	44,880	$572,427

Total Common Stocks		$137,855,485

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	168,809	$168,809

Total Investments		$138,024,294

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,106,777

Net Assets – 100.0%		$139,131,071

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$32,131,890	$—	$—	$32,131,890
United Kingdom	26,315,231	—	—	26,315,231
Switzerland	14,837,534	—	—	14,837,534
France	13,740,969	—	—	13,740,969
Germany	7,765,338	—	—	7,765,338
Netherlands	6,144,313	—	—	6,144,313
Australia	470,077	5,027,718	—	5,497,795
Hong Kong	4,265,097	1,150,815	—	5,415,912
Sweden	3,958,743	—	—	3,958,743
Other Countries	17,900,593	4,147,167	—	22,047,760
Mutual Funds	168,809	—	—	168,809
Total Investments	$127,698,594	$10,325,700	$—	$138,024,294

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $99,412,587 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$133,916,191
Gross unrealized appreciation	17,259,044
Gross unrealized depreciation	(13,150,941)
Net unrealized appreciation (depreciation)	$4,108,103

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	739,736	5,838,016	(6,408,943)	168,809

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$225	$168,809

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

Japan	23.3%
United Kingdom	18.9%
Switzerland	10.6%
France	9.9%
Germany	5.6%
Netherlands	4.4%
Australia	3.9%
Hong Kong	3.9%
Sweden	2.8%
Other Countries	16.7%

5

QUARTERLY REPORT

March 31, 2013

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.2%
Honeywell International, Inc.	184,890	$13,931,462
Precision Castparts Corp.	133,210	25,259,280

		$39,190,742

Alcoholic Beverages – 1.5%
Diageo PLC	356,879	$11,251,889
Pernod Ricard S.A.	56,111	6,992,735

		$18,244,624

Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	46,598	$7,999,005
Michael Kors Holdings Ltd. (a)	64,620	3,669,770
NIKE, Inc., “B”	133,812	7,896,246
VF Corp.	46,744	7,841,306

		$27,406,327

Automotive – 0.6%
BorgWarner Transmission Systems, Inc. (a)	53,875	$4,166,693
LKQ Corp. (a)	155,330	3,379,981

		$7,546,674

Biotechnology – 5.2%
Alexion Pharmaceuticals, Inc. (a)	110,040	$10,139,086
Biogen Idec, Inc. (a)	97,779	18,862,547
Celgene Corp. (a)	156,371	18,124,963
Gilead Sciences, Inc. (a)	343,750	16,819,687

		$63,946,283

Broadcasting – 6.1%
Discovery Communications, Inc., “A” (a)	188,630	$14,852,726
News Corp., “A”	797,060	24,326,271
Time Warner, Inc.	150,200	8,654,524
Viacom, Inc., “B”	202,830	12,488,243
Walt Disney Co.	249,610	14,177,848

		$74,499,612

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	83,350	$12,800,059
BlackRock, Inc.	48,399	12,432,735
IntercontinentalExchange, Inc. (a)	26,610	4,339,293

		$29,572,087

Business Services – 3.3%
Cognizant Technology Solutions Corp., “A” (a)	234,296	$17,949,416
FleetCor Technologies, Inc. (a)	111,800	8,571,706
Verisk Analytics, Inc., “A” (a)	230,490	14,205,099

		$40,726,221

Cable TV – 2.4%
Comcast Corp., “Special A”	465,640	$18,448,657
Time Warner Cable, Inc.	109,790	10,546,427

		$28,995,084

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.1%
Monsanto Co.	131,470	$13,887,176

Computer Software – 3.6%
Citrix Systems, Inc. (a)	146,052	$10,539,112
Oracle Corp.	571,210	18,472,931
PTC, Inc. (a)	173,120	4,412,829
Salesforce.com, Inc. (a)	45,248	8,091,700
TIBCO Software, Inc. (a)	118,590	2,397,890

		$43,914,462

Computer Software – Systems – 3.7%
Apple, Inc.	49,564	$21,938,513
EMC Corp. (a)	980,560	23,425,578

		$45,364,091

Construction – 1.0%
Stanley Black & Decker, Inc.	146,370	$11,851,579

Consumer Products – 1.1%
Estee Lauder Cos., Inc., “A”	212,159	$13,584,541

Consumer Services – 1.3%
Priceline.com, Inc. (a)	23,687	$16,294,998

Electrical Equipment – 3.6%
AMETEK, Inc.	213,760	$9,268,634
Danaher Corp.	555,110	34,500,086

		$43,768,720

Electronics – 2.5%
Altera Corp.	314,690	$11,162,054
Broadcom Corp., “A”	144,610	5,013,629
Linear Technology Corp.	283,610	10,882,116
NXP Semiconductors N.V. (a)	101,400	3,068,364

		$30,126,163

Energy – Independent – 4.0%
Anadarko Petroleum Corp.	119,500	$10,450,275
Cabot Oil & Gas Corp.	141,160	9,543,828
EOG Resources, Inc.	62,420	7,994,129
Noble Energy, Inc.	74,750	8,645,585
Pioneer Natural Resources Co.	94,400	11,729,200

		$48,363,017

Engineering – Construction – 0.4%
Fluor Corp.	65,790	$4,363,851

Entertainment – 0.1%
Netflix, Inc. (a)	6,540	$1,238,741

Food & Beverages – 2.3%
Groupe Danone	91,387	$6,359,345
Mead Johnson Nutrition Co., “A”	149,866	11,607,122
Mondelez International, Inc.	333,170	10,198,334

		$28,164,801

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 2.1%
Las Vegas Sands Corp.	245,230	$13,818,711
Wynn Resorts Ltd.	93,087	11,650,769

		$25,469,480

General Merchandise – 2.3%
Costco Wholesale Corp.	127,381	$13,516,398
Target Corp.	204,594	14,004,459

		$27,520,857

Insurance – 0.6%
ACE Ltd.	78,400	$6,975,248

Internet – 6.7%
eBay, Inc. (a)	337,090	$18,277,020
Facebook, Inc., “A “ (a)	253,080	6,473,786
Google, Inc., “A” (a)	63,659	50,547,156
LinkedIn Corp., “A” (a)	35,260	6,207,876

		$81,505,838

Leisure & Toys – 0.6%
Polaris Industries, Inc.	73,349	$6,784,049

Machinery & Tools – 1.5%
Cummins, Inc.	32,000	$3,705,920
Joy Global, Inc.	81,011	4,821,775
Roper Industries, Inc.	72,040	9,171,412

		$17,699,107

Major Banks – 0.4%
Morgan Stanley	216,430	$4,757,131

Medical & Health Technology & Services – 2.9%
Catamaran Corp. (a)	187,240	$9,929,337
Cerner Corp. (a)	97,022	9,192,834
Express Scripts Holding Co. (a)	273,158	15,747,559

		$34,869,730

Medical Equipment – 4.7%
Abbott Laboratories	209,120	$7,386,118
Cooper Cos., Inc.	49,836	5,376,308
Covidien PLC	296,418	20,108,997
Thermo Fisher Scientific, Inc.	315,479	24,130,989

		$57,002,412

Natural Gas – Pipeline – 0.5%
Kinder Morgan, Inc.	173,320	$6,704,018

Network & Telecom – 2.5%
Qualcomm, Inc.	454,639	$30,438,081

Oil Services – 2.0%
Cameron International Corp. (a)	127,800	$8,332,560
Dresser-Rand Group, Inc. (a)	161,622	9,965,613
FMC Technologies, Inc. (a)	121,770	6,623,070

		$24,921,243

Other Banks & Diversified Financials – 5.4%
American Express Co.	153,810	$10,376,022
MasterCard, Inc., “A”	45,866	24,819,469

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	179,653	$30,512,266

		$65,707,757

Pharmaceuticals – 2.8%
Allergan, Inc.	129,900	$14,500,737
Bristol-Myers Squibb Co.	238,910	9,840,703
Perrigo Co.	48,380	5,744,157
Zoetis, Inc. (a)	129,560	4,327,304

		$34,412,901

Railroad & Shipping – 1.5%
Kansas City Southern Co.	97,730	$10,838,257
Union Pacific Corp.	55,984	7,972,681

		$18,810,938

Restaurants – 1.6%
Starbucks Corp.	196,150	$11,172,704
YUM! Brands, Inc.	113,001	8,129,292

		$19,301,996

Specialty Chemicals – 1.1%
Airgas, Inc.	88,920	$8,817,307
Praxair, Inc.	43,657	4,869,502

		$13,686,809

Specialty Stores – 4.5%
Amazon.com, Inc. (a)	55,552	$14,804,052
AutoZone, Inc. (a)	18,466	7,326,755
PetSmart, Inc.	97,700	6,067,170
Ross Stores, Inc.	202,782	12,292,645
Tiffany & Co.	132,240	9,195,970
Tractor Supply Co.	56,080	5,839,610

		$55,526,202

Telecommunications – Wireless – 2.4%
American Tower Corp., REIT	380,726	$29,285,444

Tobacco – 1.0%
Philip Morris International, Inc.	126,210	$11,700,929

Trucking – 0.5%
Expeditors International of Washington, Inc.	185,831	$6,636,025

Total Common Stocks		$1,210,765,989

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	12,310,510	$12,310,510

Total Investments		$1,223,076,499
OTHER ASSETS, LESS LIABILITIES – (0.2)%		(2,567,307)

Net Assets – 100.0%		$1,220,509,192

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,210,765,989	$—	$—	$1,210,765,989
Mutual Funds	12,310,510	—	—	12,310,510
Total Investments	$1,223,076,499	$—	$—	$1,223,076,499

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $32,602,975 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,008,313,917
Gross unrealized appreciation	223,317,301
Gross unrealized depreciation	(8,554,719)
Net unrealized appreciation (depreciation)	$214,762,582

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,917,356	61,926,593	(61,533,439)	12,310,510

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,366	$12,310,510

5

QUARTERLY REPORT

March 31, 2013

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 5.0%
Honeywell International, Inc.	153,110	$11,536,839
Precision Castparts Corp.	50,040	9,488,585
United Technologies Corp.	123,800	11,566,634

		$32,592,058

Alcoholic Beverages – 2.3%
Diageo PLC	212,121	$6,687,874
Heineken N.V.	64,260	4,844,023
Pernod Ricard S.A.	26,541	3,307,626

		$14,839,523

Apparel Manufacturers – 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	32,651	$5,604,866
NIKE, Inc., “B”	104,600	6,172,446
VF Corp.	39,610	6,644,578

		$18,421,890

Automotive – 0.9%
Bayerische Motoren Werke AG	31,205	$2,692,724
Delphi Automotive PLC	77,130	3,424,572

		$6,117,296

Biotechnology – 1.7%
Celgene Corp. (a)	38,840	$4,501,944
Gilead Sciences, Inc. (a)	132,130	6,465,121

		$10,967,065

Broadcasting – 2.1%
Walt Disney Co.	246,400	$13,995,520

Brokerage & Asset Managers – 3.0%
BlackRock, Inc.	44,940	$11,544,187
Franklin Resources, Inc.	53,420	8,056,270

		$19,600,457

Business Services – 2.8%
Accenture PLC, “A”	100,880	$7,663,854
Cognizant Technology Solutions Corp., “A” (a)	77,310	5,922,719
Fidelity National Information Services, Inc.	115,700	4,584,034

		$18,170,607

Cable TV – 1.2%
Comcast Corp., “A”	186,180	$7,821,422

Chemicals – 0.6%
Celanese Corp.	96,190	$4,237,170

Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	91,670	$4,307,573
Citrix Systems, Inc. (a)	40,670	2,934,747
Oracle Corp.	320,930	10,378,876

		$17,621,196

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 5.7%
Apple, Inc.	40,560	$17,953,073
EMC Corp. (a)	490,540	11,719,000
Hewlett-Packard Co.	307,370	7,327,701

		$36,999,774

Construction – 1.4%
Sherwin-Williams Co.	17,670	$2,984,286
Stanley Black & Decker, Inc.	73,740	5,970,728

		$8,955,014

Consumer Products – 3.8%
Colgate-Palmolive Co.	57,930	$6,837,478
Procter & Gamble Co.	152,620	11,760,897
Reckitt Benckiser Group PLC	88,111	6,316,469

		$24,914,844

Electrical Equipment – 3.4%
Danaher Corp.	280,450	$17,429,968
W.W. Grainger, Inc.	19,710	4,434,356

		$21,864,324

Electronics – 2.8%
Altera Corp.	224,750	$7,971,882
Microchip Technology, Inc.	274,850	10,103,486

		$18,075,368

Energy – Independent – 2.2%
EOG Resources, Inc.	59,190	$7,580,463
Occidental Petroleum Corp.	83,540	6,547,030

		$14,127,493

Energy – Integrated – 4.0%
Chevron Corp.	90,630	$10,768,657
Exxon Mobil Corp.	166,320	14,987,095

		$25,755,752

Engineering – Construction – 0.9%
Fluor Corp.	87,050	$5,774,027

Food & Beverages – 3.1%
General Mills, Inc.	84,190	$4,151,409
Groupe Danone	129,761	9,029,676
Mondelez International, Inc.	237,000	7,254,570

		$20,435,655

General Merchandise – 2.3%
Kohl’s Corp.	111,040	$5,122,275
Target Corp.	143,600	9,829,420

		$14,951,695

Insurance – 1.8%
ACE Ltd.	134,510	$11,967,355

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.2%
Facebook, Inc., “A “ (a)	39,690	$1,015,270
Google, Inc., “A” (a)	17,110	13,585,853

		$14,601,123

Major Banks – 8.1%
Bank of America Corp.	505,410	$6,155,894
Bank of New York Mellon Corp.	120,903	3,384,075
Goldman Sachs Group, Inc.	69,450	10,219,567
JPMorgan Chase & Co.	366,630	17,400,260
State Street Corp.	58,310	3,445,538
Wells Fargo & Co.	321,140	11,878,969

		$52,484,303

Medical Equipment – 6.0%
Baxter International, Inc.	58,130	$4,222,563
Covidien PLC	170,140	11,542,298
St. Jude Medical, Inc.	216,630	8,760,517
Stryker Corp.	60,730	3,962,025
Thermo Fisher Scientific, Inc.	136,260	10,422,527

		$38,909,930

Oil Services – 3.7%
Cameron International Corp. (a)	87,580	$5,710,216
Dresser-Rand Group, Inc. (a)	119,910	7,393,651
National Oilwell Varco, Inc.	89,880	6,359,010
Schlumberger Ltd.	60,130	4,503,136

		$23,966,013

Other Banks & Diversified Financials – 4.7%
American Express Co.	160,710	$10,841,496
MasterCard, Inc., “A”	15,370	8,317,168
Visa, Inc., “A”	65,370	11,102,441

		$30,261,105

Pharmaceuticals – 5.7%
Johnson & Johnson	190,246	$15,510,756
Pfizer, Inc.	581,400	16,779,204
Valeant Pharmaceuticals International, Inc. (a)	67,370	5,054,097

		$37,344,057

Railroad & Shipping – 1.1%
Canadian National Railway Co.	72,930	$7,314,879

Restaurants – 1.4%
McDonald’s Corp.	88,840	$8,856,459

Specialty Chemicals – 1.9%
Linde AG	33,775	$6,280,601
Praxair, Inc.	54,030	6,026,506

		$12,307,107

Specialty Stores – 0.5%
Tiffany & Co.	51,380	$3,572,965

Telecommunications – Wireless – 1.3%
American Tower Corp., REIT	106,080	$8,159,674

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 0.7%
AT&T, Inc.	117,800	$4,322,082

Tobacco – 1.6%
Philip Morris International, Inc.	110,080	$10,205,517

Trucking – 1.0%
United Parcel Service, Inc., “B”	73,410	$6,305,919

Utilities – Electric Power – 2.9%
American Electric Power Co., Inc.	138,090	$6,715,317
CMS Energy Corp.	254,620	7,114,083
Wisconsin Energy Corp.	115,640	4,959,800

		$18,789,200

Total Common Stocks		$645,605,838

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	5,438,512	$5,438,512

Total Investments		$651,044,350

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(503,214)

Net Assets – 100.0%		$650,541,136

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$645,605,838	$—	$—	$645,605,838
Mutual Funds	5,438,512	—	—	5,438,512
Total Investments	$651,044,350	$—	$—	$651,044,350

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $41,456,234 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$497,691,782
Gross unrealized appreciation	160,588,615
Gross unrealized depreciation	(7,236,047)
Net unrealized appreciation (depreciation)	$153,352,568

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,740,723	16,075,653	(16,377,864)	5,438,512

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,262	$5,438,512

4

QUARTERLY REPORT

March 31, 2013

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 7.9%
Honeywell International, Inc.	548,630	$41,339,271
Lockheed Martin Corp.	715,110	69,022,417
Northrop Grumman Corp.	303,260	21,273,689
United Technologies Corp.	473,050	44,197,062

		$175,832,439

Alcoholic Beverages – 1.8%
Diageo PLC	1,272,926	$40,133,551

Automotive – 1.7%
Delphi Automotive PLC	312,380	$13,869,672
General Motors Co. (a)	151,690	4,220,016
Johnson Controls, Inc.	574,650	20,152,976

		$38,242,664

Broadcasting – 4.1%
Omnicom Group, Inc.	441,980	$26,032,622
Viacom, Inc., “B”	431,040	26,539,133
Walt Disney Co.	691,310	39,266,408

		$91,838,163

Brokerage & Asset Managers – 2.1%
BlackRock, Inc.	106,225	$27,287,078
Franklin Resources, Inc.	124,930	18,840,693

		$46,127,771

Business Services – 3.3%
Accenture PLC, “A”	637,620	$48,439,991
Dun & Bradstreet Corp.	117,520	9,830,548
Fidelity National Information Services, Inc.	84,650	3,353,833
Fiserv, Inc. (a)	127,800	11,224,674

		$72,849,046

Cable TV – 1.0%
Comcast Corp., “Special A”	543,940	$21,550,903

Chemicals – 3.1%
3M Co.	361,210	$38,400,235
PPG Industries, Inc.	225,961	30,265,216

		$68,665,451

Computer Software – 1.3%
Oracle Corp.	891,760	$28,839,518

Computer Software – Systems – 2.3%
Hewlett-Packard Co.	198,650	$4,735,816
International Business Machines Corp.	211,680	45,151,344

		$49,887,160

Construction – 1.0%
Stanley Black & Decker, Inc.	274,993	$22,266,183

Consumer Products – 0.5%
Procter & Gamble Co.	140,394	$10,818,762

Electrical Equipment – 2.7%
Danaher Corp.	440,900	$27,401,935

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Pentair Ltd.	160,802	$8,482,306
Tyco International Ltd.	717,580	22,962,560

		$58,846,801

Electronics – 0.6%
Intel Corp.	651,480	$14,234,838

Energy – Independent – 2.5%
Apache Corp.	146,830	$11,329,403
EOG Resources, Inc.	113,160	14,492,401
Occidental Petroleum Corp.	386,570	30,295,491

		$56,117,295

Energy – Integrated – 3.8%
Chevron Corp.	345,380	$41,038,052
Exxon Mobil Corp.	472,178	42,547,960

		$83,586,012

Engineering – Construction – 0.2%
Fluor Corp.	52,230	$3,464,416

Food & Beverages – 5.6%
Coca-Cola Enterprises, Inc.	161,000	$5,944,120
Dr Pepper Snapple Group, Inc.	212,420	9,973,119
General Mills, Inc.	736,910	36,337,032
Groupe Danone	301,806	21,001,767
J.M. Smucker Co.	62,720	6,219,315
Kellogg Co.	128,810	8,299,228
Nestle S.A.	380,121	27,497,689
PepsiCo, Inc.	125,658	9,940,804

		$125,213,074

Food & Drug Stores – 1.5%
CVS Caremark Corp.	622,011	$34,204,385

General Merchandise – 1.8%
Kohl’s Corp.	123,210	$5,683,677
Target Corp.	487,070	33,339,942

		$39,023,619

Insurance – 7.1%
ACE Ltd.	286,250	$25,467,663
Aon PLC	334,010	20,541,615
Chubb Corp.	182,930	16,011,863
MetLife, Inc.	997,403	37,921,262
Prudential Financial, Inc.	434,175	25,611,983
Travelers Cos., Inc.	369,560	31,113,256

		$156,667,642

Leisure & Toys – 0.9%
Hasbro, Inc.	452,100	$19,865,274

Machinery & Tools – 0.9%
Eaton Corp. PLC	321,360	$19,683,300
Illinois Tool Works, Inc.	5,361	326,699

		$20,009,999

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 10.8%
Bank of New York Mellon Corp.	1,223,040	$34,232,890
Goldman Sachs Group, Inc.	317,912	46,780,751
JPMorgan Chase & Co.	1,553,970	73,751,416
PNC Financial Services Group, Inc.	233,720	15,542,380
State Street Corp.	402,710	23,796,134
Wells Fargo & Co.	1,227,210	45,394,498

		$239,498,069

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	95,110	$5,483,092
Quest Diagnostics, Inc.	173,880	9,815,526

		$15,298,618

Medical Equipment – 4.2%
Abbott Laboratories	496,960	$17,552,627
Becton, Dickinson & Co.	129,100	12,343,251
Medtronic, Inc.	523,280	24,573,229
St. Jude Medical, Inc.	414,840	16,776,130
Thermo Fisher Scientific, Inc.	295,950	22,637,216

		$93,882,453

Other Banks & Diversified Financials – 1.1%
MasterCard, Inc., “A”	16,298	$8,819,337
Western Union Co.	1,004,080	15,101,363

		$23,920,700

Pharmaceuticals – 9.2%
AbbVie, Inc.	378,250	$15,425,035
Johnson & Johnson	976,010	79,574,095
Merck & Co., Inc.	436,570	19,309,491
Pfizer, Inc.	2,665,276	76,919,865
Roche Holding AG	56,443	13,144,260
Zoetis, Inc. (a)	23,640	789,576

		$205,162,322

Printing & Publishing – 1.2%
McGraw-Hill Cos., Inc.	178,810	$9,312,425
Moody’s Corp.	309,270	16,490,276

		$25,802,701

Railroad & Shipping – 0.5%
Canadian National Railway Co.	104,340	$10,465,302

Restaurants – 0.6%
McDonald’s Corp.	134,680	$13,426,249

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	236,916	$20,640,122

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	157,300	$13,000,845
Staples, Inc.	447,430	6,008,985

		$19,009,830

Telecommunications – Wireless – 1.5%
Vodafone Group PLC	11,846,551	$33,588,445

Telephone Services – 2.4%
AT&T, Inc.	962,580	$35,317,060
Verizon Communications, Inc.	380,040	18,678,966

		$53,996,026

Tobacco – 5.1%
Altria Group, Inc.	324,391	$11,155,806
Lorillard, Inc.	525,900	21,220,065
Philip Morris International, Inc.	882,461	81,812,959

		$114,188,830

Trucking – 1.6%
United Parcel Service, Inc., “B”	425,680	$36,565,912

Utilities – Electric Power – 0.4%
PPL Corp.	128,980	$4,038,364
Public Service Enterprise Group, Inc.	127,610	4,382,127
		8,420,491

Total Common Stocks		$2,192,151,036

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.1%
United Technologies Corp., 7.5%	35,180	$2,105,523

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	34,450	$1,887,860

Total Convertible Preferred Stocks		$3,993,383

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	22,142,555	$22,142,555

Total Investments		$2,218,286,974

OTHER ASSETS, LESS LIABILITIES – 0.0%		1,082,446

Net Assets – 100.0%		$2,219,369,420

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,196,144,419	$—	$—	$2,196,144,419
Mutual Funds	22,142,555	—	—	22,142,555
Total Investments	$2,218,286,974	$—	$—	$2,218,286,974

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $107,868,024 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,735,062,857
Gross unrealized appreciation	486,279,411
Gross unrealized depreciation	(3,055,294)
Net unrealized appreciation (depreciation)	$483,224,117

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,547,731	64,644,201	(68,049,377)	22,142,555

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,030	$22,142,555

4

QUARTERLY REPORT

March 31, 2013

MFS® MID CAP

GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Aerospace – 2.5%
Precision Castparts Corp.	27,650	$5,242,993
TransDigm Group, Inc.	39,650	6,063,278

		$11,306,271

Alcoholic Beverages – 0.9%
Beam, Inc.	65,600	$4,168,224

Apparel Manufacturers – 2.2%
Guess?, Inc.	70,170	$1,742,321
Li & Fung Ltd.	1,208,000	1,664,984
Michael Kors Holdings Ltd. (a)	50,850	2,887,771
VF Corp.	21,100	3,539,525

		$9,834,601

Automotive – 3.8%
BorgWarner Transmission Systems, Inc. (a)	65,380	$5,056,489
Delphi Automotive PLC	132,390	5,878,116
LKQ Corp. (a)	302,270	6,577,395

		$17,512,000

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc. (a)	38,860	$3,580,560
Medivation, Inc. (a)	27,540	1,288,046
Regeneron Pharmaceuticals, Inc. (a)	9,970	1,758,708
ViroPharma, Inc. (a)	103,990	2,616,388

		$9,243,702

Broadcasting – 2.9%
CBS Corp., “B”	49,910	$2,330,298
Discovery Communications, Inc., “A” (a)	88,802	6,992,269
Scripps Networks Interactive, Inc., “A”	64,500	4,149,930

		$13,472,497

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	49,490	$7,600,179
Evercore Partners, Inc.	39,020	1,623,232
IntercontinentalExchange, Inc. (a)	8,610	1,404,033

		$10,627,444

Business Services – 8.4%
Bright Horizons Family Solutions, Inc. (a)	92,140	$3,113,411
Cognizant Technology Solutions Corp., “A” (a)	63,755	4,884,271
FleetCor Technologies, Inc. (a)	92,880	7,121,110
Gartner, Inc. (a)	122,980	6,691,342
IHS, Inc., “A” (a)	18,400	1,926,848
Jones Lang LaSalle, Inc.	61,270	6,090,851
Realogy Holdings Corp. (a)	39,180	1,913,551
Verisk Analytics, Inc., “A” (a)	110,460	6,807,650

		$38,549,034

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	45,660	$4,756,859

Chemicals – 0.7%
Celanese Corp.	74,960	$3,301,988

Computer Software – 4.9%
Autodesk, Inc. (a)	47,310	$1,951,064
Citrix Systems, Inc. (a)	73,670	5,316,027
CommVault Systems, Inc. (a)	43,730	3,584,985
PTC, Inc. (a)	158,140	4,030,989
Qlik Technologies, Inc. (a)	149,730	3,867,526
TIBCO Software, Inc. (a)	183,570	3,711,785

		$22,462,376

Computer Software – Systems – 0.7%
Vantiv, Inc., “A” (a)	124,990	$2,967,263

Construction – 2.1%
NVR, Inc. (a)	3,700	$3,996,407
Stanley Black & Decker, Inc.	71,335	5,775,995

		$9,772,402

Consumer Services – 1.1%
Anhanguera Educacional Participacoes S.A.	19,100	$308,261
Priceline.com, Inc. (a)	6,990	4,808,631

		$5,116,892

Containers – 2.7%
Ball Corp.	147,920	$7,038,034
Silgan Holdings, Inc.	110,570	5,224,433

		$12,262,467

Electrical Equipment – 7.7%
AMETEK, Inc.	188,229	$8,161,609
Amphenol Corp., “A”	77,550	5,789,107
Mettler-Toledo International, Inc. (a)	22,870	4,876,341
MSC Industrial Direct Co., Inc., “A”	47,810	4,101,142
Sensata Technologies Holding B.V. (a)	87,600	2,879,412
TriMas Corp. (a)	48,790	1,584,211
W.W. Grainger, Inc.	19,440	4,373,611
WESCO International, Inc. (a)	52,630	3,821,464

		$35,586,897

Electronics – 3.0%
Altera Corp.	111,470	$3,953,841
Linear Technology Corp.	89,000	3,414,930
Microchip Technology, Inc.	120,530	4,430,683
NXP Semiconductors N.V. (a)	69,090	2,090,663

		$13,890,117

Energy – Independent – 3.5%
Cabot Oil & Gas Corp.	95,500	$6,456,755
Concho Resources, Inc. (a)	34,120	3,324,312

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Independent – continued
Pioneer Natural Resources Co.	26,280	$3,265,290
SM Energy Co.	49,240	2,915,993

		$15,962,350

Entertainment – 1.2%
AMC Networks, Inc., “A” (a)	48,530	$3,066,125
Six Flags Entertainment Corp.	33,580	2,433,878

		$5,500,003

Food & Beverages – 1.8%
Chr. Hansen Holding A/S	105,953	$3,931,777
Mead Johnson Nutrition Co., “A”	57,920	4,485,904

		$8,417,681

Food & Drug Stores – 0.4%
Brazil Pharma S.A.	234,813	$1,637,920

Gaming & Lodging – 1.1%
Sands China Ltd.	311,600	$1,615,558
Wynn Resorts Ltd.	28,270	3,538,273

		$5,153,831

General Merchandise – 0.7%
Five Below, Inc. (a)	88,970	$3,371,073

Internet – 1.5%
LinkedIn Corp., “A” (a)	24,380	$4,292,343
Millennial Media, Inc. (a)	71,230	452,310
Rackspace Hosting, Inc. (a)	39,350	1,986,388

		$6,731,041

Leisure & Toys – 1.6%
Brunswick Corp.	64,360	$2,202,399
Polaris Industries, Inc.	55,680	5,149,843

		$7,352,242

Machinery & Tools – 3.7%
Cummins, Inc.	11,610	$1,344,554
Flowserve Corp.	11,870	1,990,718
Joy Global, Inc.	63,700	3,791,424
Roper Industries, Inc.	44,650	5,684,392
WABCO Holdings, Inc. (a)	61,980	4,375,168

		$17,186,256

Major Banks – 0.4%
Morgan Stanley	82,360	$1,810,273

Medical & Health Technology & Services – 5.1%
Advisory Board Co. (a)	73,660	$3,868,623
Catamaran Corp. (a)	113,610	6,024,738
Cerner Corp. (a)	47,790	4,528,102
Henry Schein, Inc. (a)	72,950	6,751,523
IDEXX Laboratories, Inc. (a)	24,870	2,297,739

		$23,470,725

Medical Equipment – 4.8%
Cooper Cos., Inc.	54,373	$5,865,759
DexCom, Inc. (a)	92,440	1,545,597

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Endologix, Inc. (a)	127,090	$2,052,504
Intuitive Surgical, Inc. (a)	6,929	3,403,455
Sirona Dental Systems, Inc. (a)	62,360	4,597,803
Thermo Fisher Scientific, Inc.	61,970	4,740,085

		$22,205,203

Oil Services – 3.2%
Cameron International Corp. (a)	25,710	$1,676,292
Core Laboratories N.V.	18,080	2,493,594
Dresser-Rand Group, Inc. (a)	79,800	4,920,468
FMC Technologies, Inc. (a)	73,840	4,016,158
Superior Energy Services, Inc. (a)	61,730	1,603,128

		$14,709,640

Other Banks & Diversified Financials – 2.4%
MasterCard, Inc., “A”	16,520	$8,939,468
TCF Financial Corp.	122,190	1,827,962

		$10,767,430

Pharmaceuticals – 2.6%
Perrigo Co.	51,510	$6,115,782
Valeant Pharmaceuticals International, Inc. (a)	35,190	2,639,954
Zoetis, Inc. (a)	99,130	3,310,942

		$12,066,678

Pollution Control – 1.3%
Stericycle, Inc. (a)	57,770	$6,134,019

Railroad & Shipping – 1.1%
Kansas City Southern Co.	46,530	$5,160,177

Real Estate – 0.4%
Host Hotels & Resorts, Inc., REIT	92,990	$1,626,395

Restaurants – 1.2%
Arcos Dorados Holdings, Inc.	156,990	$2,072,268
Bloomin Brands, Inc. (a)	44,010	786,459
Chipotle Mexican Grill, Inc., “A” (a)	4,180	1,362,137
Chuy’s Holdings, Inc. (a)	43,020	1,401,592

		$5,622,456

Specialty Chemicals – 2.2%
Airgas, Inc.	28,600	$2,835,976
Albemarle Corp.	41,380	2,587,078
Ecolab, Inc.	24,360	1,953,185
Rockwood Holdings, Inc.	43,660	2,857,110

		$10,233,349

Specialty Stores – 6.3%
AutoZone, Inc. (a)	11,920	$4,729,498
Children’s Place Retail Store, Inc. (a)	49,340	2,211,419
Express, Inc. (a)	32,490	578,647
O’Reilly Automotive, Inc. (a)	38,890	3,988,169
PetSmart, Inc.	36,970	2,295,837
Ross Stores, Inc.	84,710	5,135,120
rue21, Inc. (a)	51,370	1,509,764

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – continued
Tiffany & Co.	70,490	$4,901,875
Tractor Supply Co.	35,000	3,644,550

		$28,994,879

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT	113,480	$8,728,882

Trucking – 0.5%
Expeditors International of Washington, Inc.	63,300	$2,260,443

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 0.7%
CMS Energy Corp.	117,580	$3,285,185

Total Common Stocks		$453,219,165

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	2,401,054	$2,401,054

Total Investments		$455,620,219

OTHER ASSETS, LESS LIABILITIES – 1.0%		4,547,591

Net Assets – 100.0%		$460,167,810

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$453,219,165	$—	$—	$453,219,165
Mutual Funds	2,401,054	—	—	2,401,054
Total Investments	$455,620,219	$—	$—	$455,620,219

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $7,520,579 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$390,881,913
Gross unrealized appreciation	69,407,558
Gross unrealized depreciation	(4,669,252)
Net unrealized appreciation (depreciation)	$64,738,306

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,598,892	25,736,866	(24,934,704)	2,401,054

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,665	$2,401,054

5

QUARTERLY REPORT

March 31, 2013

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 5.3%
Precision Castparts Corp.	30,060	$5,699,977
United Technologies Corp.	148,900	13,911,727

		$19,611,704

Alcoholic Beverages – 1.1%
Pernod Ricard S.A.	33,582	$4,185,098

Apparel Manufacturers – 2.9%
LVMH Moet Hennessy Louis Vuitton S.A.	33,174	$5,694,644
NIKE, Inc., “B”	86,950	5,130,919

		$10,825,563

Automotive – 1.5%
Johnson Controls, Inc.	160,300	$5,621,721

Broadcasting – 5.2%
Discovery Communications, Inc., “A” (a)	44,930	$3,537,788
Omnicom Group, Inc.	37,580	2,213,462
Time Warner, Inc.	67,060	3,863,997
Viacom, Inc., “B”	64,600	3,977,422
Walt Disney Co.	101,490	5,764,632

		$19,357,301

Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	156,510	$2,768,662
CME Group, Inc.	33,500	2,056,565
Franklin Resources, Inc.	69,690	10,509,949

		$15,335,176

Business Services – 4.9%
Accenture PLC, “A”	168,330	$12,788,030
MSCI, Inc., “A” (a)	65,770	2,231,576
Verisk Analytics, Inc., “A” (a)	49,330	3,040,208

		$18,059,814

Cable TV – 0.6%
DIRECTV, “A” (a)	36,060	$2,041,357

Chemicals – 0.6%
Monsanto Co.	22,030	$2,327,029

Computer Software – 4.3%
Autodesk, Inc. (a)	47,790	$1,970,860
Check Point Software Technologies Ltd. (a)	41,340	1,942,567
Oracle Corp.	365,540	11,821,564

		$15,734,991

Computer Software – Systems – 5.6%
Apple, Inc.	17,340	$7,675,204
EMC Corp. (a)	312,320	7,461,325
International Business Machines Corp.	26,810	5,718,573

		$20,855,102

Consumer Products – 7.0%
Church & Dwight Co., Inc.	42,440	$2,742,897
Colgate-Palmolive Co.	108,700	12,829,861

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	135,663	$10,454,191

		$26,026,949

Electrical Equipment – 9.4%
Amphenol Corp., “A”	48,210	$3,598,877
Danaher Corp.	218,390	13,572,938
Mettler-Toledo International, Inc. (a)	22,157	4,724,316
Sensata Technologies Holding B.V. (a)	228,630	7,515,068
W.W. Grainger, Inc.	23,930	5,383,771

		$34,794,970

Electronics – 3.5%
Microchip Technology, Inc.	243,220	$8,940,767
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	237,356	4,080,150

		$13,020,917

Energy – Independent – 1.2%
Occidental Petroleum Corp.	55,860	$4,377,748

Food & Beverages – 5.4%
Groupe Danone	111,818	$7,781,077
Mead Johnson Nutrition Co., “A”	75,120	5,818,044
PepsiCo, Inc.	79,310	6,274,214

		$19,873,335

Food & Drug Stores – 1.8%
CVS Caremark Corp.	118,433	$6,512,631

General Merchandise – 1.3%
Kohl’s Corp.	43,270	$1,996,045
Target Corp.	43,180	2,955,671

		$4,951,716

Internet – 5.4%
eBay, Inc. (a)	61,590	$3,339,410
Google, Inc., “A” (a)	20,930	16,619,048

		$19,958,458

Medical & Health Technology & Services – 2.5%
Express Scripts Holding Co. (a)	129,716	$7,478,127
Patterson Cos., Inc.	49,370	1,878,035

		$9,356,162

Medical Equipment – 7.5%
Becton, Dickinson & Co.	28,270	$2,702,895
DENTSPLY International, Inc.	191,350	8,117,067
St. Jude Medical, Inc.	52,250	2,112,990
Thermo Fisher Scientific, Inc.	132,350	10,123,451
Waters Corp. (a)	50,230	4,717,099

		$27,773,502

Metals & Mining – 0.5%
Rio Tinto Ltd.	36,710	$1,720,782

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 2.9%
National Oilwell Varco, Inc.	32,300	$2,285,225
Schlumberger Ltd.	112,220	8,404,156

		$10,689,381

Other Banks & Diversified Financials – 4.5%
MasterCard, Inc., “A”	9,060	$4,902,638
Visa, Inc., “A”	69,950	11,880,308

		$16,782,946

Pharmaceuticals – 3.0%
Allergan, Inc.	27,410	$3,059,778
Johnson & Johnson	94,070	7,669,527
Zoetis, Inc. (a)	7,150	238,810

		$10,968,115

Railroad & Shipping – 1.3%
Kuehne & Nagel, Inc. AG	43,290	$4,721,301

Restaurants – 2.1%
McDonald’s Corp.	78,050	$7,780,804

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.4%
Praxair, Inc.	46,160	$5,148,686

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	18,494	$2,451,543

Trucking – 1.6%
Expeditors International of Washington, Inc.	170,730	$6,096,768

Total Common Stocks		$366,961,570

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	2,870,734	$2,870,734

Total Investments		$369,832,304

OTHER ASSETS, LESS LIABILITIES – 0.1%		244,434

Net Assets – 100.0%		$370,076,738

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$366,961,570	$—	$—	$366,961,570
Mutual Funds	2,870,734	—	—	2,870,734
Total Investments	$369,832,304	$—	$—	$369,832,304

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $22,369,347 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$280,374,514
Gross unrealized appreciation	92,495,688
Gross unrealized depreciation	(3,037,898)
Net unrealized appreciation (depreciation)	$89,457,790

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,494,232	12,605,854	(14,229,352)	2,870,734

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,536	$2,870,734

4

QUARTERLY REPORT

March 31, 2013

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 101.8%
Aerospace – 4.3%
Honeywell International, Inc.	17,510	$1,319,379
United Technologies Corp.	11,570	1,080,985

		$2,400,364

Alcoholic Beverages – 7.3%
Carlsberg A.S., “B”	4,738	$461,143
Diageo PLC	45,767	1,442,969
Heineken N.V.	19,318	1,456,222
Pernod Ricard S.A.	5,668	706,365

		$4,066,699

Apparel Manufacturers – 4.0%
Burberry Group PLC	13,807	$278,811
Compagnie Financiere Richemont S.A.	8,247	647,420
LVMH Moet Hennessy Louis Vuitton S.A.	5,893	1,011,591
NIKE, Inc., “B”	4,400	259,644

		$2,197,466

Automotive – 1.1%
Delphi Automotive PLC	11,500	$510,600
Harley-Davidson, Inc.	2,170	115,661

		$626,261

Broadcasting – 6.5%
Omnicom Group, Inc.	12,000	$706,800
Time Warner, Inc.	4,970	286,371
Viacom, Inc., “B”	4,230	260,441
Walt Disney Co.	27,620	1,568,816
WPP PLC	48,434	771,991

		$3,594,419

Brokerage & Asset Managers – 0.6%
Deutsche Boerse AG	5,182	$313,864

Business Services – 4.5%
Accenture PLC, “A”	15,500	$1,177,535
Adecco S.A.	6,160	337,534
Brenntag AG	1,791	279,660
Compass Group PLC	53,260	680,182

		$2,474,911

Cable TV – 0.4%
Time Warner Cable, Inc.	2,530	$243,032

Chemicals – 1.8%
3M Co.	9,430	$1,002,503

Computer Software – 3.0%
Autodesk, Inc. (a)	5,870	$242,079
Check Point Software Technologies Ltd. (a)	4,200	197,358
Dassault Systems S.A.	1,485	171,682
Oracle Corp.	32,090	1,037,791

		$1,648,910

Computer Software – Systems – 0.8%
Canon, Inc.	11,600	$418,773

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.1%
Sherwin-Williams Co.	400	$67,556

Consumer Products – 7.2%
Beiersdorf AG	923	$85,244
Colgate-Palmolive Co.	7,070	834,472
International Flavors & Fragrances, Inc.	7,600	582,692
Procter & Gamble Co.	2,803	215,999
Reckitt Benckiser Group PLC	20,815	1,492,178
Svenska Cellulosa Aktiebolaget	30,021	773,014

		$3,983,599

Electrical Equipment – 3.9%
Amphenol Corp., “A”	7,600	$567,340
Legrand S.A.	15,060	656,822
Rockwell Automation, Inc.	1,530	132,116
Schneider Electric S.A.	10,681	780,504

		$2,136,782

Electronics – 2.9%
Altera Corp.	9,040	$320,649
Hoya Corp.	21,400	398,097
Microchip Technology, Inc.	10,200	374,952
Samsung Electronics Co. Ltd.	373	512,504

		$1,606,202

Energy – Independent – 0.6%
INPEX Corp.	59	$313,230

Food & Beverages – 5.9%
Dr Pepper Snapple Group, Inc.	8,270	$388,277
Groupe Danone	14,317	996,277
J.M. Smucker Co.	1,865	184,933
Nestle S.A.	23,795	1,721,314

		$3,290,801

Food & Drug Stores – 1.6%
Lawson, Inc.	2,600	$200,149
Walgreen Co.	14,090	671,811

		$871,960

Gaming & Lodging – 0.4%
William Hill PLC	40,556	$227,943

General Merchandise – 1.0%
Target Corp.	8,270	$566,082

Insurance – 0.8%
Swiss Re Ltd.	5,741	$467,023

Major Banks – 6.2%
Bank of New York Mellon Corp.	31,490	$881,405
Goldman Sachs Group, Inc.	4,220	620,973
Standard Chartered PLC	31,316	810,578
State Street Corp.	19,190	1,133,937

		$3,446,893

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 7.4%
DENTSPLY International, Inc.	10,940	$464,075
Medtronic, Inc.	13,890	652,274
Sonova Holding AG	2,857	342,900
St. Jude Medical, Inc.	20,810	841,556
Thermo Fisher Scientific, Inc.	15,740	1,203,953
Waters Corp. (a)	6,490	609,476

		$4,114,234

Network & Telecom – 0.7%
Cisco Systems, Inc.	19,360	$404,818

Oil Services – 3.0%
National Oilwell Varco, Inc.	7,590	$536,993
Saipem S.p.A.	12,445	382,748
Schlumberger Ltd.	10,230	766,125

		$1,685,866

Other Banks & Diversified Financials – 8.5%
Aeon Credit Service Co. Ltd.	7,900	$224,300
American Express Co.	10,300	694,838
Credicorp Ltd.	1,010	167,711
Erste Group Bank AG (a)	9,445	263,118
ICICI Bank Ltd.	16,865	325,788
Itau Unibanco Holding S.A., ADR	28,390	505,342
Julius Baer Group Ltd.	11,266	438,175
Komercni Banka A.S.	1,086	207,638
Sberbank of Russia, ADR	16,018	205,351
UBS AG	30,728	471,119
Visa, Inc., “A”	7,180	1,219,451

		$4,722,831

Pharmaceuticals – 5.1%
Bayer AG	11,296	$1,165,324
Johnson & Johnson	5,080	414,172
Merck KGaA	5,285	797,461
Roche Holding AG	1,840	428,493

		$2,805,450

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 2.0%
Canadian National Railway Co.	9,934	$996,380
Kuehne & Nagel, Inc. AG	1,000	109,062

		$1,105,442

Restaurants – 1.1%
McDonald’s Corp.	5,930	$591,162

Specialty Chemicals – 6.2%
Akzo Nobel N.V.	12,503	$793,746
L’Air Liquide S.A.	2,520	306,200
Linde AG	9,254	1,720,820
Praxair, Inc.	5,660	631,316

		$3,452,082

Specialty Stores – 0.8%
Hennes & Mauritz AB, “B”	2,000	$71,423
Sally Beauty Holdings, Inc. (a)	13,390	393,398

		$464,821

Trucking – 1.8%
United Parcel Service, Inc., “B”	11,300	$970,670

Utilities – Electric Power – 0.3%
Red Electrica de Espana	3,265	$164,290

Total Common Stocks		$56,446,939

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	270,566	$270,566

Total Investments		$56,717,505

OTHER ASSETS, LESS LIABILITIES – (2.3)%		(1,283,556)

Net Assets – 100.0%		$55,433,949

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/2013 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$27,749,107	$—	$—	$27,749,107
United Kingdom	5,704,652	—	—	5,704,652
Switzerland	4,963,041	—	—	4,963,041
France	4,629,440	—	—	4,629,440
Germany	4,362,374	—	—	4,362,374
Netherlands	2,249,971	—	—	2,249,971
Japan	1,554,548	—	—	1,554,548
Canada	996,380	—	—	996,380
Sweden	844,437	—	—	844,437
Other Countries	3,067,201	325,788	—	3,392,989
Mutual Funds	270,566	—	—	270,566
Total Investments	$56,391,717	$325,788	$—	$56,717,505

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $23,560,060 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$43,318,283
Gross unrealized appreciation	14,617,132
Gross unrealized depreciation	(1,217,910)
Net unrealized appreciation (depreciation)	$13,399,222

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	331,146	7,759,199	(7,819,779)	270,566

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$334	$270,566

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	49.4%
United Kingdom	10.1%
Switzerland	8.8%
France	8.2%
Germany	7.7%
Netherlands	4.0%
Japan	2.8%
Canada	1.8%
Sweden	1.5%
Other Countries	5.7%

4

QUARTERLY REPORT

March 31, 2013

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 89.3%
Broadcasting – 0.1%
Time Warner, Inc.	13,020	$750,212

Cable TV – 12.0%
Astro Malaysia Holdings Berhad	7,517,700	$6,853,051
Comcast Corp., “Special A”	1,356,115	53,729,276
Kabel Deutschland Holding AG	91,152	8,411,359
Liberty Global, Inc., “A” (a)	108,114	7,935,568
Telenet Group Holding N.V.	70,946	3,508,959
Time Warner Cable, Inc.	393,383	37,788,371
Virgin Media, Inc.	746,991	36,580,149
Ziggo N.V.	515,256	18,122,419

		$172,929,152

Energy – Independent – 4.6%
Access Midstream Partners LP	18,190	$734,330
Anadarko Petroleum Corp.	8,380	732,831
Cabot Oil & Gas Corp.	104,301	7,051,791
Energen Corp.	205,786	10,702,930
EQT Corp.	344,789	23,359,455
LINN Energy LLC	19,040	721,616
Noble Energy, Inc.	75,620	8,746,209
QEP Resources, Inc.	428,280	13,636,435

		$65,685,597

Natural Gas – Distribution – 6.7%
AGL Energy Ltd.	255,190	$4,221,085
China Resources Gas Group Ltd.	1,382,000	3,836,317
Gas Natural SDG S.A.	316,260	5,599,201
GDF SUEZ	495,282	9,536,974
Infraestructura Energetica Nova, S.A. de C.V (a)	655,900	2,095,428
NiSource, Inc.	435,056	12,764,543
ONEOK, Inc.	402,466	19,185,554
Sempra Energy	222,082	17,753,235
Spectra Energy Corp.	713,937	21,953,563

		$96,945,900

Natural Gas – Pipeline – 9.2%
APA Group	265,078	$1,647,912
Cheniere Energy, Inc. (a)	98,147	2,748,116
Enagas S.A.	821,551	19,131,899
Enbridge, Inc.	151,600	7,045,966
Kinder Morgan, Inc.	1,195,544	46,243,642
ONEOK Partners LP	6,990	401,226
TransCanada Corp.	88,950	4,239,044
Williams Cos., Inc.	840,592	31,488,576
Williams Partners LP	362,039	18,753,620

		$131,700,001

Oil Services – 0.8%
Ensco PLC, “A”	153,410	$9,204,600
Noble Corp.	74,680	2,849,042

		$12,053,642

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 5.8%
American Tower Corp., REIT	238,538	$18,348,343
Cellcom Israel Ltd.	499,437	4,090,389
Megafon OAO, GDR (a)	34,420	1,067,020
Mobile TeleSystems OJSC, ADR	803,761	16,670,003
Mobile TeleSystems OJSC, ADR	80,830	718,009
NII Holdings, Inc. (a)	91,200	394,896
SBA Communications Corp. (a)	132,708	9,557,630
Telefonica Deutschland Holding AG (a)	509,750	3,902,700
TIM Participacoes S.A., ADR	817,682	17,890,882
Turkcell Iletisim Hizmetleri A.S. (a)	1,650,440	11,081,982

		$83,721,854

Telephone Services – 9.9%
AT&T, Inc.	227,580	$8,349,910
Bezeq – The Israel Telecommunication Corp. Ltd.	9,285,711	12,856,161
BT Group PLC	1,214,310	5,129,331
CenturyLink, Inc.	381,572	13,404,624
Empresa Nacional de Telecomunicaciones S.A.	161,964	3,426,920
Frontier Communications Corp. (l)	1,534,433	6,107,043
Oi S.A., IPS	771,500	2,347,753
Portugal Telecom, SGPS, S.A.	1,161,090	5,751,633
PT XL Axiata Tbk	10,007,000	5,406,406
Swisscom AG	1,540	712,717
TDC A.S.	2,118,714	16,281,966
Telecom Italia S.p.A.	17,134,728	10,544,029
Telefonica Brasil S.A., ADR	397,337	10,600,951
Verizon Communications, Inc.	505,470	24,843,851
Windstream Corp. (l)	1,983,810	15,771,290

		$141,534,585

Utilities – Electric Power – 39.4%
AES Corp.	2,423,104	$30,458,417
AES Gener S.A.	694,880	478,314
American Electric Power Co., Inc.	339,777	16,523,356
Calpine Corp. (a)	1,509,592	31,097,595
CenterPoint Energy, Inc.	604,934	14,494,219
CEZ A.S.	223,258	6,543,520
Cheung Kong Infrastructure Holdings Ltd.	1,104,000	7,572,650
China Longyuan Power Group	3,718,000	3,380,050
CLP Holdings Ltd.	824,500	7,222,022
CMS Energy Corp.	1,420,599	39,691,536
Companhia Energetica de Minas Gerais, IPS	1,447,325	16,959,639
Companhia Paranaense de Energia, ADR	275,007	4,254,358
Companhia Paranaense de Energia, IPS	468,100	7,205,630
Duke Energy Corp.	270,330	19,623,255
E.On Russia JSC	20,766,243	1,756,388
Edison International	827,418	41,635,674
EDP Renovaveis S.A. (a)	4,263,262	20,604,947
Energias de Portugal S.A.	12,062,703	37,145,463
Energias do Brasil S.A.	1,988,600	12,476,334

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Exelon Corp.	43,110	$1,486,433
FirstEnergy Corp.	373,780	15,773,516
Fortum Corp.	71,751	1,446,001
Great Plains Energy, Inc.	279,506	6,481,744
Iberdrola S.A.	2,036,381	9,484,459
ITC Holdings Corp.	112,884	10,076,026
Light S.A.	647,700	6,389,808
National Grid PLC	306,770	3,565,830
NextEra Energy, Inc.	271,332	21,077,070
Northeast Utilities	229,363	9,968,116
NRG Energy, Inc.	1,278,924	33,878,697
NV Energy, Inc.	207,034	4,146,891
OGE Energy Corp.	389,605	27,264,558
PG&E Corp.	223,800	9,965,814
Portland General Electric Co.	91,060	2,761,850
PPL Corp.	695,276	21,769,092
Public Service Enterprise Group, Inc.	741,281	25,455,590
Red Electrica de Espana	300,383	15,114,826
SSE PLC	424,083	9,562,492
Terna Participacoes S.A., IEU	292,680	3,234,409
Tractebel Energia S.A.	250,200	4,277,842
Xcel Energy, Inc.	142,650	4,236,705

		$566,541,136

Utilities – Water – 0.8%
Aguas Andinas S.A.	4,437,356	$3,477,331
Companhia de Saneamento de Minas Gerais – Copasa MG	216,500	5,238,567
SUEZ Environnement	204,700	2,610,871

		$11,326,769

Total Common Stocks		$1,283,188,848

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 3.9%
Utilities – Electric Power – 3.9%
NextEra Energy, Inc., 7%	240,922	$13,937,338
NextEra Energy, Inc., 8.375%	182,590	9,960,285
PPL Corp., 9.5%	297,113	16,281,792
PPL Corp., 8.75%	293,479	16,361,454

Total Convertible Preferred Stocks		$56,540,869

BONDS – 0.7%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 6.181%, 2023 (i)(z)	$62,555	$6,881

Energy – Independent – 0.5%
EP Energy LLC, 9.375%, 2020	$6,545,000	$7,559,475

Utilities – Electric Power – 0.2%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	$2,195,000	$2,315,725

Total Bonds		$9,882,081

CONVERTIBLE BONDS – 1.4%
Cable TV – 0.7%
Virgin Media, Inc., 6.5%, 2016	$4,155,559	$10,921,329

Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 2014	$4,222,807	$10,068,755

Total Convertible Bonds		$20,990,084

MONEY MARKET FUNDS – 4.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	68,435,394	$68,435,394

COLLATERAL FOR SECURITIES LOANED – 1.1%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	15,981,765	$15,981,765

Total Investments		$1,455,019,041

OTHER ASSETS, LESS LIABILITIES – (1.2)%		(17,803,019)

Net Assets – 100.0%		$1,437,216,022

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.181%, 2023	1/18/02	$2,575	$6,881
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	2,134,952	2,315,725
Total Restricted Securities			$2,322,606
% of Net assets			0.2%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays PLC	48,214,441	4/15/13-6/18/13	$62,555,772	$61,843,466	$712,306
SELL	EUR	Citibank N.A.	1,111,496	4/15/13	1,431,843	1,425,050	6,793
SELL	EUR	Credit Suisse Group	1,456,837	4/15/13	1,908,915	1,867,812	41,103
SELL	EUR	Deutsche Bank AG	74,194	4/15/13	97,329	95,124	2,205
SELL	EUR	Goldman Sachs International	164,371	4/15/13	215,265	210,740	4,525
SELL	EUR	Merrill Lynch International Bank	551,144	4/15/13	720,385	706,623	13,762
SELL	EUR	UBS AG	48,199,826	4/15/13-6/18/13	62,541,067	61,824,728	716,339
BUY	GBP	Barclays PLC	2,659,714	4/15/13-6/18/13	4,000,241	4,039,900	39,659
BUY	GBP	JPMorgan Chase Bank N.A.	351,975	4/15/13	525,892	534,773	8,881
SELL	GBP	Barclays PLC	15,892,325	4/15/13	25,558,355	24,146,018	1,412,337
SELL	GBP	Deutsche Bank AG	15,892,325	4/15/13	25,571,227	24,146,018	1,425,209

							$4,383,119

Liability Derivatives
BUY	EUR	Credit Suisse Group	1,006,300	4/15/13	$1,339,729	$1,290,178	$(49,551)
BUY	EUR	Deutsche Bank AG	6,988,461	4/15/13	9,260,248	8,959,911	(300,337)
BUY	EUR	Goldman Sachs International	183,360	4/15/13	240,133	235,086	(5,047)
BUY	EUR	JPMorgan Chase Bank N.A.	3,735,409	4/15/13	4,886,128	4,789,171	(96,957)
BUY	EUR	UBS AG	1,875,107	4/12/13-4/15/13	2,493,794	2,404,073	(89,721)
SELL	EUR	Credit Suisse Group	90,216	4/15/13	115,242	115,666	(424)
BUY	GBP	Barclays PLC	1,185,552	4/15/13	1,862,147	1,801,270	(60,877)
BUY	GBP	Credit Suisse Group	715,416	4/15/13	1,151,374	1,086,968	(64,406)
BUY	GBP	Deutsche Bank AG	1,969,353	4/15/13	3,082,608	2,992,138	(90,470)
BUY	GBP	UBS AG	803,224	4/15/13	1,248,506	1,220,379	(28,127)
SELL	GBP	Barclays PLC	23,438	4/15/13	35,422	35,610	(188)
SELL	GBP	Credit Suisse Group	326,830	4/15/13	486,983	496,570	(9,587)

							$(795,692)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

4

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$926,999,498	$—	$—	$926,999,498
Brazil	90,876,174	—	—	90,876,174
Portugal	63,502,043	—	—	63,502,043
Spain	49,330,385	—	—	49,330,385
Russia	17,737,023	2,474,397	—	20,211,420
United Kingdom	18,257,653	—	—	18,257,653
Netherlands	18,122,419	—	—	18,122,419
Israel	4,090,389	12,856,161	—	16,946,550
Denmark	16,281,966	—	—	16,281,966
Other Countries	109,952,562	9,249,047	—	119,201,609
U.S. Corporate Bonds	—	28,549,559	—	28,549,559
Commercial Mortgage-Backed Securities	—	6,881	—	6,881
Foreign Bonds	—	2,315,725	—	2,315,725
Mutual Funds	84,417,159	—	—	84,417,159
Total Investments	$1,399,567,271	$55,451,770	$—	$1,455,019,041

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$ 3,587,427	$—	$—

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $247,041,778 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,301,899,535
Gross unrealized appreciation	227,442,208
Gross unrealized depreciation	(74,322,702)
Net unrealized appreciation (depreciation)	$153,119,506

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,523,815	96,968,718	(55,057,139)	68,435,394

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,542	$68,435,394

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	71.2%
Brazil	6.3%
Portugal	4.4%
Spain	3.4%
United Kingdom	1.4%
Russia	1.4%
Netherlands	1.3%
Israel	1.2%
Denmark	1.1%
Other Countries	8.3%

6

QUARTERLY REPORT

March 31, 2013

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.7%
Aerospace – 4.3%
General Dynamics Corp.	54,500	$3,842,785
Honeywell International, Inc.	358,250	26,994,138
Lockheed Martin Corp.	316,753	30,573,000
Northrop Grumman Corp.	99,737	6,996,551
Precision Castparts Corp.	19,330	3,665,355
United Technologies Corp.	322,060	30,090,066

		$102,161,895

Alcoholic Beverages – 0.9%
Diageo PLC	659,950	$20,807,287

Automotive – 1.2%
Delphi Automotive PLC	229,000	$10,167,600
General Motors Co. (a)	105,180	2,926,108
Johnson Controls, Inc.	420,620	14,751,143

		$27,844,851

Broadcasting – 2.3%
Omnicom Group, Inc.	257,370	$15,159,093
Time Warner, Inc.	109,330	6,299,595
Viacom, Inc., “B”	140,510	8,651,201
Walt Disney Co.	431,060	24,484,208

		$54,594,097

Brokerage & Asset Managers – 1.2%
BlackRock, Inc.	56,968	$14,633,940
Franklin Resources, Inc.	90,025	13,576,670

		$28,210,610

Business Services – 1.2%
Accenture PLC, “A”	259,490	$19,713,455
Dun & Bradstreet Corp.	38,710	3,238,092
Fidelity National Information Services, Inc.	27,890	1,105,002
Fiserv, Inc. (a)	42,410	3,724,870

		$27,781,419

Cable TV – 1.0%
Comcast Corp., “Special A”	495,340	$19,625,371
Time Warner Cable, Inc.	41,000	3,938,460

		$23,563,831

Chemicals – 2.1%
3M Co.	231,790	$24,641,595
Celanese Corp.	97,800	4,308,090
E.I. du Pont de Nemours & Co.	66,130	3,250,951
PPG Industries, Inc.	143,770	19,256,554

		$51,457,190

Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	62,160	$2,920,898
Oracle Corp.	551,732	17,843,013

		$20,763,911

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 1.3%
Hewlett-Packard Co.	491,061	$11,706,894
International Business Machines Corp.	90,500	19,303,650

		$31,010,544

Construction – 0.4%
Stanley Black & Decker, Inc.	132,819	$10,754,354

Consumer Products – 0.6%
Procter & Gamble Co.	144,091	$11,103,652
Reckitt Benckiser Group PLC	63,388	4,544,136

		$15,647,788

Electrical Equipment – 1.8%
Danaher Corp.	443,710	$27,576,577
Pentair Ltd.	69,379	3,659,742
Tyco International Ltd.	358,340	11,466,880

		$42,703,199

Electronics – 0.3%
Intel Corp.	219,778	$4,802,149
Microchip Technology, Inc.	97,500	3,584,100

		$8,386,249

Energy – Independent – 2.7%
Anadarko Petroleum Corp.	127,620	$11,160,369
Apache Corp.	162,810	12,562,420
Canadian Natural Resources Ltd.	120,310	3,865,560
EOG Resources, Inc.	36,810	4,714,257
EQT Corp.	74,970	5,079,218
Noble Energy, Inc.	102,880	11,899,101
Occidental Petroleum Corp.	212,020	16,616,007

		$65,896,932

Energy – Integrated – 2.5%
Chevron Corp.	214,452	$25,481,187
Exxon Mobil Corp.	385,712	34,756,508

		$60,237,695

Engineering – Construction – 0.2%
Fluor Corp.	72,020	$4,777,087

Food & Beverages – 3.2%
Coca-Cola Co.	137,490	$5,560,096
Coca-Cola Enterprises, Inc.	55,840	2,061,613
Dr Pepper Snapple Group, Inc.	76,650	3,598,718
General Mills, Inc.	360,150	17,758,997
Groupe Danone	173,720	12,088,650
J.M. Smucker Co.	20,700	2,052,612
Kellogg Co.	42,267	2,723,263
Kraft Foods Group, Inc.	27,703	1,427,536
Mondelez International, Inc.	151,290	4,630,987
Nestle S.A.	294,179	21,280,704
PepsiCo, Inc.	41,520	3,284,647

		$76,467,823

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 1.2%
CVS Caremark Corp.	379,220	$20,853,308
Kroger Co.	147,960	4,903,394
Walgreen Co.	90,800	4,329,344

		$30,086,046

General Merchandise – 1.2%
Kohl’s Corp.	168,430	$7,769,676
Target Corp.	304,260	20,826,597

		$28,596,273

Insurance – 3.9%
ACE Ltd.	250,670	$22,302,110
Aon PLC	194,190	11,942,685
Chubb Corp.	60,500	5,295,565
MetLife, Inc.	490,640	18,654,133
Prudential Financial, Inc.	310,410	18,311,086
Travelers Cos., Inc.	212,480	17,888,691

		$94,394,270

Leisure & Toys – 0.4%
Hasbro, Inc.	219,270	$9,634,724

Machinery & Tools – 0.7%
Eaton Corp. PLC	206,520	$12,649,350
Illinois Tool Works, Inc.	62,020	3,779,499

		$16,428,849

Major Banks – 7.1%
Bank of America Corp.	741,940	$9,036,829
Bank of New York Mellon Corp.	831,732	23,280,179
Goldman Sachs Group, Inc.	185,090	27,235,994
JPMorgan Chase & Co.	1,089,834	51,723,522
Morgan Stanley	239,650	5,267,507
PNC Financial Services Group, Inc.	134,980	8,976,170
State Street Corp.	287,880	17,010,829
Wells Fargo & Co.	748,890	27,701,441

		$170,232,471

Medical & Health Technology & Services – 0.6%
AmerisourceBergen Corp.	96,500	$4,964,925
Express Scripts Holding Co. (a)	91,710	5,287,082
Quest Diagnostics, Inc.	56,760	3,204,102

		$13,456,109

Medical Equipment – 2.6%
Abbott Laboratories	288,730	$10,197,944
Becton, Dickinson & Co.	42,210	4,035,698
Covidien PLC	167,020	11,330,637
Medtronic, Inc.	171,070	8,033,447
St. Jude Medical, Inc.	278,340	11,256,070
Thermo Fisher Scientific, Inc.	228,340	17,465,727

		$62,319,523

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	221,888	$8,311,924

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 0.4%
Noble Corp.	139,460	$5,320,399
Schlumberger Ltd.	47,880	3,585,733

		$8,906,132

Other Banks & Diversified Financials – 1.2%
American Express Co.	60,730	$4,096,846
MasterCard, Inc., “A”	5,392	2,917,773
SunTrust Banks, Inc.	106,190	3,059,334
Visa, Inc., “A”	58,870	9,998,481
Western Union Co.	328,100	4,934,624
Zions Bancorporation	153,830	3,844,212

		$28,851,270

Pharmaceuticals – 4.5%
AbbVie, Inc.	201,860	$8,231,851
Bayer AG	43,988	4,537,915
Johnson & Johnson	515,560	42,033,607
Merck & Co., Inc.	142,850	6,318,256
Pfizer, Inc.	1,454,676	41,981,949
Roche Holding AG	17,844	4,155,452
Zoetis, Inc. (a)	19,110	638,274

		$107,897,304

Printing & Publishing – 0.4%
McGraw-Hill Cos., Inc.	60,700	$3,161,256
Moody’s Corp.	103,030	5,493,560

		$8,654,816

Railroad & Shipping – 0.3%
Canadian National Railway Co.	34,310	$3,441,293
Union Pacific Corp.	24,560	3,497,590

		$6,938,883

Restaurants – 0.4%
McDonald’s Corp.	89,710	$8,943,190

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	155,840	$13,576,781

Specialty Stores – 0.4%
Advance Auto Parts, Inc.	51,650	$4,268,873
Staples, Inc.	346,040	4,647,317

		$8,916,190

Telecommunications – Wireless – 0.5%
Vodafone Group PLC	3,903,375	$11,067,212

Telephone Services – 1.5%
AT&T, Inc.	573,654	$21,047,365
CenturyLink, Inc.	81,741	2,871,561
Verizon Communications, Inc.	235,000	11,550,250

		$35,469,176

Tobacco – 2.7%
Altria Group, Inc.	106,803	$3,672,955
Lorillard, Inc.	290,220	11,710,377
Philip Morris International, Inc.	534,490	49,552,568

		$64,935,900

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.7%
United Parcel Service, Inc., “B”	209,020	$17,954,818

Utilities – Electric Power – 1.0%
Duke Energy Corp.	54,040	$3,922,764
NRG Energy, Inc.	136,090	3,605,024
PG&E Corp.	45,390	2,021,217
PPL Corp.	251,220	7,865,698
Public Service Enterprise Group, Inc.	176,220	6,051,395

		$23,466,098

Total Common Stocks		$1,452,104,721

BONDS – 37.7%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,075,693

Asset-Backed & Securitized – 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)	$1,933,660	$1,029,891
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	751,628	753,958
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,124,280	4,687,995
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	4,405,776
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,065,814	1,018,523
Goldman Sachs Mortgage Securities Corp., FRN, 5.787%, 2045	2,028,908	2,321,619
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	6,593,662
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,657,924
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	5,259,422	5,532,212
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,743,358
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.214%, 2041	2,550,000	2,641,504
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,100,123	3,454,367
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	808,563	852,518
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.728%, 2050	4,602,142	5,257,285
Morgan Stanley Capital I, Inc., FRN, 0.578%, 2030 (i)(n)	2,396,643	47,782
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	97,438	97,418
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,104,501	1,236,259
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,631,975	1,655,965
Wachovia Bank Commercial Mortgage Trust, FRN, 5.731%, 2049	1,927,000	2,211,310

		$49,199,326

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – 0.2%
Hyundai Capital America, 2.125%, 2017 (n)	$154,000	$155,254
Toyota Motor Credit Corp., 3.2%, 2015	1,430,000	1,509,844
Toyota Motor Credit Corp., 3.4%, 2021	2,050,000	2,196,358
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,948,000	2,019,437

		$5,880,893

Broadcasting – 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,506,155
News America, Inc., 8.5%, 2025	1,586,000	2,175,905

		$3,682,060

Cable TV – 0.5%
Comcast Corp., 2.85%, 2023	$2,290,000	$2,282,377
Cox Communications, Inc., 4.625%, 2013	2,949,000	2,969,139
DIRECTV Holdings LLC, 4.6%, 2021	1,270,000	1,382,697
Time Warner Entertainment Co. LP, 8.375%, 2033	3,421,000	4,729,054

		$11,363,267

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$703,000	$713,480
General Electric Co., 2.7%, 2022	1,450,000	1,450,117
United Technologies Corp., 3.1%, 2022	970,000	1,016,639

		$3,180,236

Consumer Services – 0.0%
eBay, Inc., 1.35%, 2017	$657,000	$664,264

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,074,000	$1,166,143

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$2,350,000	$2,476,183
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	746,000	781,165
Gaz Capital S.A., 3.85%, 2020 (n)	651,000	651,000
Petrobras International Finance Co., 5.375%, 2021	882,000	951,672
Petrobras International Finance Co., 6.75%, 2041	637,000	719,997
Petroleos Mexicanos, 8%, 2019	1,753,000	2,243,840
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,579,316	1,700,133

		$9,523,990

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$184,000	$259,716
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,220,000
United Mexican States, 4.75%, 2044	3,200,000	3,320,000

		$8,799,716

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$959,000	$994,761
Apache Corp., 4.75%, 2043	734,000	750,477
EOG Resources, Inc., 2.625%, 2023	687,000	678,442
Hess Corp., 8.125%, 2019	700,000	904,068

		$3,327,748

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$780,391
BP Capital Markets PLC, 4.742%, 2021	1,966,000	2,278,665
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,863,394
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,309,547
Petro-Canada, 6.05%, 2018	3,647,000	4,394,387
Total Capital International S.A., 1.55%, 2017	2,841,000	2,887,246

		$14,513,630

Financial Institutions – 0.0%
General Electric Capital Corp., 3.1%, 2023	$924,000	$914,818

Food & Beverages – 0.2%
Anheuser-Busch InBev S.A., 8%, 2039	$2,330,000	$3,683,462
Conagra Foods, Inc., 3.2%, 2023	1,168,000	1,164,162
Kraft Foods Group, Inc., 3.5%, 2022	938,000	980,793

		$5,828,417

Insurance – 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$1,200,000	$1,201,129
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,060,000	1,117,298

		$2,318,427

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 2023	$1,363,000	$1,381,182

Insurance – Property & Casualty – 0.4%
ACE Ltd., 2.7%, 2023	$2,310,000	$2,298,196
Chubb Corp., 6.375% to 2017, FRN to 2067	3,516,000	3,863,205
Marsh & McLennan Cos., Inc., 4.8%, 2021	2,110,000	2,408,592
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	1,059,300

		$9,629,293

International Market Quasi-Sovereign – 0.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$163,000	$169,813
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	2,997,791
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,598,946
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,718,140
Temasek Financial I Ltd., 2.375%, 2023 (n)	4,130,000	3,977,219

		$12,461,909

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$2,240,000	$2,388,400

Internet – 0.1%
Baidu, Inc., 3.5%, 2022	$2,570,000	$2,599,583

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$3,507,572

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,589,556

Major Banks – 1.7%
ABN AMRO Bank N.V., FRN, 2.071%, 2014 (n)	$2,400,000	$2,428,464
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	1,122,031
Bank of America Corp., 7.375%, 2014	1,160,000	1,241,409
Bank of America Corp., 5.49%, 2019	2,160,000	2,417,949
Bank of America Corp., 7.625%, 2019	1,640,000	2,083,256
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	1,073,260
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,894,086
Credit Suisse New York, 5.5%, 2014	2,200,000	2,314,497
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	3,000,496
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,811,779
ING Bank N.V., 3.75%, 2017 (n)	1,918,000	2,043,878
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,371,094
JPMorgan Chase & Co., 3.25%, 2022	694,000	692,928
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,488,700
Morgan Stanley, 6.625%, 2018	4,700,000	5,618,389
PNC Funding Corp., 5.625%, 2017	2,078,000	2,373,571
Royal Bank of Scotland PLC, 2.55%, 2015	563,000	578,645
Wachovia Corp., 5.25%, 2014	2,143,000	2,267,324
Wells Fargo & Co., 2.1%, 2017	2,290,000	2,361,464

		$41,183,220

Medical & Health Technology & Services – 0.3%
CareFusion Corp., 6.375%, 2019	$2,550,000	$3,082,560
Express Scripts Holding Co., 2.65%, 2017	2,980,000	3,121,425

		$6,203,985

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023 (n)	$2,320,000	$2,326,712
Rio Tinto Finance (USA) PLC, 3.5%, 2022	2,090,000	2,150,217
Vale Overseas Ltd., 4.625%, 2020	669,000	708,559
Vale Overseas Ltd., 6.875%, 2039	525,000	598,660

		$5,784,148

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – 11.9%
Fannie Mae, 4.006%, 2013	$560,561	$560,516
Fannie Mae, 4.629%, 2014	658,302	675,049
Fannie Mae, 4.826%, 2014	1,564,934	1,616,938
Fannie Mae, 4.858%, 2014	787,934	790,629
Fannie Mae, 4.94%, 2015	379,000	405,726
Fannie Mae, 5.19%, 2015	399,163	431,194
Fannie Mae, 5.27%, 2016	1,092,477	1,255,936
Fannie Mae, 5.661%, 2016	303,704	337,826
Fannie Mae, 5.725%, 2016	686,759	772,551
Fannie Mae, 5.45%, 2017	765,061	852,746
Fannie Mae, 5.5%, 2017 - 2038	38,981,904	42,805,560
Fannie Mae, 6%, 2017 - 2037	18,550,945	20,627,855
Fannie Mae, 2.578%, 2018	1,545,000	1,632,946
Fannie Mae, 3.8%, 2018	326,412	361,024
Fannie Mae, 3.849%, 2018	386,938	431,212
Fannie Mae, 3.91%, 2018	476,672	528,436
Fannie Mae, 4.5%, 2018 - 2041	11,483,693	12,472,994
Fannie Mae, 5%, 2018 - 2041	19,589,160	21,352,013
Fannie Mae, 5.37%, 2018	1,740,000	1,967,528
Fannie Mae, 4.6%, 2019	314,045	361,834
Fannie Mae, 4.88%, 2020	813,857	906,787
Fannie Mae, 2.5%, 2027	1,830,000	1,900,557
Fannie Mae, 3%, 2027	550,221	579,417
Fannie Mae, 7.5%, 2030 - 2032	187,560	227,343
Fannie Mae, 3.5%, 2031	2,900,000	3,096,838
Fannie Mae, 6.5%, 2031 - 2037	5,230,995	5,885,268
Fannie Mae, 4%, 2040 - 2041	1,517,548	1,627,138
Fannie Mae, 3.5%, 2041 - 2042	5,199,031	5,517,748
Fannie Mae, 3%, 2043	8,440,000	8,786,325
Fannie Mae, TBA, 2.5%, 2028	2,380,000	2,463,672
Fannie Mae, TBA, 3%, 2028	1,561,000	1,638,745
Fannie Mae, TBA, 4%, 2028	1,780,000	1,904,252
Fannie Mae, TBA, 3.5%, 2043	14,339,000	15,105,240
Fannie Mae, TBA, 4.5%, 2043	5,582,000	6,015,198
Freddie Mac, 6%, 2016 - 2037	8,942,309	9,884,270
Freddie Mac, 3.882%, 2017	839,798	933,737
Freddie Mac, 5%, 2017 - 2039	11,623,336	12,661,346
Freddie Mac, 2.303%, 2018	401,707	420,847
Freddie Mac, 2.412%, 2018	1,226,000	1,292,159
Freddie Mac, 3.154%, 2018	274,000	297,744
Freddie Mac, 4.5%, 2018 - 2039	6,487,715	6,931,358
Freddie Mac, 5.085%, 2019	2,793,000	3,275,256
Freddie Mac, 5.5%, 2019 - 2037	6,032,062	6,594,693
Freddie Mac, 3.808%, 2020	2,402,000	2,697,381
Freddie Mac, 6.5%, 2034 - 2038	3,099,105	3,511,931
Freddie Mac, 4%, 2040 - 2041	9,996,496	10,625,547
Freddie Mac, 3.5%, 2042	4,609,324	4,877,640
Freddie Mac, TBA, 2.5%, 2028	3,044,000	3,144,833
Freddie Mac, TBA, 3%, 2043	5,289,000	5,416,267
Freddie Mac, TBA, 3.5%, 2043	1,172,000	1,230,371
Ginnie Mae, 6%, 2032 - 2038	4,242,129	4,858,539
Ginnie Mae, 4.5%, 2033 - 2041	12,019,699	13,247,741
Ginnie Mae, 5.5%, 2033 - 2035	4,674,529	5,152,720
Ginnie Mae, 5%, 2034 - 2041	7,935,468	8,741,778
Ginnie Mae, 3.5%, 2041 - 2042	3,988,105	4,289,095

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 2041	$5,857,924	$6,354,795
Ginnie Mae, TBA, 3%, 2043	2,150,000	2,239,695

		$284,574,784

Natural Gas – Pipeline – 0.3%
Energy Transfer Partners LP, 3.6%, 2023	$1,267,000	$1,260,816
Enterprise Products Operating LLC, 6.5%, 2019	1,953,000	2,424,792
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	281,401
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,337,193
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,234,427

		$7,538,629

Network & Telecom – 0.3%
AT&T, Inc., 5.55%, 2041	$992,000	$1,093,443
AT&T, Inc., 4.35%, 2045 (n)	2,898,000	2,694,088
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,221,354

		$6,008,885

Oil Services – 0.1%
Transocean, Inc., 3.8%, 2022	$1,147,000	$1,129,929

Other Banks & Diversified Financials – 0.9%
American Express Co., 5.5%, 2016	$2,287,000	$2,608,093
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,578,785
Banco de Credito del Peru, 5.375%, 2020	1,929,000	2,102,610
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,880,000	2,147,900
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,301,594
Citigroup, Inc., 5%, 2014	2,679,000	2,813,030
Citigroup, Inc., 3.375%, 2023	798,000	804,411
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,025,000	2,496,428
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,240,000	2,352,827
Swedbank AB, 2.125%, 2017 (n)	527,000	533,328

		$20,739,006

Pharmaceuticals – 0.6%
AbbVie, Inc., 1.2%, 2015 (n)	$4,250,000	$4,283,018
Hospira, Inc., 6.05%, 2017	1,927,000	2,192,808
Roche Holdings, Inc., 6%, 2019 (n)	3,007,000	3,739,800
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,950,000	3,139,390

		$13,355,016

Real Estate – 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,035,382
ERP Operating LP, REIT, 5.375%, 2016	590,000	668,373
ERP Operating LP, REIT, 4.625%, 2021	2,097,000	2,351,496
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,978,210

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
HRPT Properties Trust, REIT, 6.65%, 2018	$1,620,000	$1,857,835
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,184,729
WEA Finance LLC, 6.75%, 2019 (n)	837,000	1,035,108
WEA Finance LLC, REIT, 4.625%, 2021 (n)	2,300,000	2,565,436

		$14,676,569

Retailers – 0.4%
Home Depot, Inc., 5.95%, 2041	$643,000	$817,220
Limited Brands, Inc., 5.25%, 2014	779,000	821,845
Target Corp., 4%, 2042	2,356,000	2,292,445
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	5,994,398

		$9,925,908

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,046,607

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,281,738
Asian Development Bank, 1.125%, 2017	1,340,000	1,363,005

		$3,644,743

Telecommunications – Wireless – 0.4%
American Tower Trust I, 3.07%, 2023 (n)	$2,310,000	$2,324,578
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,605,000	1,963,552
Crown Castle Towers LLC, 4.883%, 2020 (n)	830,000	955,348
Rogers Communications, Inc., 6.8%, 2018	3,340,000	4,201,282

		$9,444,760

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 2022	$2,370,000	$2,329,930
B.A.T. International Finance PLC, 3.25%, 2022 (n)	2,334,000	2,426,298

		$4,756,228

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$2,572,000	$3,281,494

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.77%, 2024	$446,877	$488,128
Small Business Administration, 5.18%, 2024	775,084	863,660
Small Business Administration, 4.99%, 2024	704,479	784,255
Small Business Administration, 5.11%, 2025	3,036,482	3,448,033

		$5,584,076

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 12.4%
U.S. Treasury Bonds, 8.5%, 2020	$3,204,000	$4,766,700
U.S. Treasury Bonds, 8%, 2021	366,000	557,693
U.S. Treasury Bonds, 6%, 2026	278,000	395,716
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	3,233,751
U.S. Treasury Bonds, 5.375%, 2031	495,000	688,592
U.S. Treasury Bonds, 4.5%, 2036	1,109,000	1,408,603
U.S. Treasury Bonds, 5%, 2037	252,000	343,153
U.S. Treasury Bonds, 4.5%, 2039	44,762,400	57,155,990
U.S. Treasury Notes, 1.5%, 2013	564,000	569,684
U.S. Treasury Notes, 1.875%, 2014	26,428,000	26,839,907
U.S. Treasury Notes, 1.875%, 2014	1,365,000	1,389,900
U.S. Treasury Notes, 0.5%, 2014	8,728,000	8,763,113
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,471,438
U.S. Treasury Notes, 2.125%, 2015	40,303,000	41,905,689
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,487,977
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,850,991
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,235,159
U.S. Treasury Notes, 0.875%, 2016	67,839,000	68,755,912
U.S. Treasury Notes, 3.75%, 2018	15,935,000	18,444,763
U.S. Treasury Notes, 2.75%, 2019	6,001,500	6,616,654
U.S. Treasury Notes, 3.125%, 2019	514,000	579,053
U.S. Treasury Notes, 3.5%, 2020	18,971,000	21,905,586
U.S. Treasury Notes, 3.125%, 2021	10,702,000	12,050,623

		$296,416,647

Utilities – Electric Power – 0.4%
Bruce Mansfield Unit, 6.85%, 2034	$1,728,821	$1,873,869
MidAmerican Funding LLC, 6.927%, 2029	387,000	512,846
Oncor Electric Delivery Co., 7%, 2022	1,822,000	2,370,546
Progress Energy, Inc., 3.15%, 2022	2,519,000	2,566,738
PSEG Power LLC, 5.32%, 2016	1,603,000	1,810,779
System Energy Resources, Inc., 5.129%, 2014 (z)	215,124	217,218
Waterford 3 Funding Corp., 8.09%, 2017	111,124	114,368

		$9,466,364

Total Bonds		$901,757,121

CONVERTIBLE PREFERRED STOCKS – 0.3%
Aerospace – 0.0%
United Technologies Corp., 7.5%	17,600	$1,053,360

Automotive – 0.2%
General Motors Co., 4.75%	83,720	$3,594,937

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	24,560	$1,345,888

Total Convertible Preferred Stocks		$5,994,185

MONEY MARKET FUNDS – 3.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	78,688,094	$78,688,094

Total Investments		$2,438,544,121

OTHER ASSETS, LESS LIABILITIES – (2.0)%		(46,977,613)

Net Assets – 100.0%		$2,391,566,508

6

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,236,120, representing 3.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	$1,933,660	$1,029,891
Russian Federation, 3.625%, 2015	4/22/10	4,988,506	5,220,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,618,849	1,655,965
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	215,582	217,218
Total Restricted Securities			$8,123,074
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,458,098,906	$—	$—	$1,458,098,906
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	303,076,416	—	303,076,416
Non-U.S. Sovereign Debt	—	36,818,758	—	36,818,758
Corporate Bonds	—	156,206,575	—	156,206,575
Residential Mortgage-Backed Securities	—	286,926,982	—	286,926,982
Commercial Mortgage-Backed Securities	—	45,063,277	—	45,063,277
Asset-Backed Securities (including CDOs)	—	1,783,849	—	1,783,849
Foreign Bonds	—	71,881,264	—	71,881,264
Mutual Funds	78,688,094	—	—	78,688,094
Total Investments	$1,536,787,000	$901,757,121	$—	$2,438,544,121

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $57,200,653 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities

8

Supplemental Information (unaudited) – continued

are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,142,113,208
Gross unrealized appreciation	297,004,644
Gross unrealized depreciation	(573,731)
Net unrealized appreciation (depreciation)	$296,430,913

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,232,279	102,456,955	(85,001,140)	78,688,094

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,698	$78,688,094

9

QUARTERLY REPORT

March 31, 2013

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.0%
Aerospace – 0.3%
Bombardier, Inc., 7.75%, 2020 (n)	$2,620,000	$3,013,000
Huntington Ingalls Industries, Inc., 6.875%, 2018	4,750,000	5,165,625

		$8,178,625

Apparel Manufacturers – 0.1%
PVH Corp., 7.375%, 2020	$1,455,000	$1,622,325
PVH Corp., 4.5%, 2022	60,000	59,100

		$1,681,425

Asset-Backed & Securitized – 11.6%
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.674%, 2035	$2,800,000	$2,472,767
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019 (z)	855,882	846,724
Anthracite Ltd., “CFL”, CDO, FRN, 1.454%, 2037 (z)	174,940	168,817
ARI Fleet Lease Trust, “A”, FRN, 0.749%, 2020 (n)	1,366,754	1,371,053
ARI Fleet Lease Trust, “A”, FRN, 0.503%, 2021 (n)	1,986,963	1,982,091
Babson Ltd., CLO, “A1”, FRN, 0.552%, 2019 (z)	1,741,706	1,728,506
Banc of America Commercial Mortgage, Inc., 5.337%, 2043 (z)	2,801,036	3,094,887
Banc of America Commercial Mortgage, Inc., FRN, 5.603%, 2049 (z)	637,169	734,767
Banc of America Large Loan Ball, FRN, 5.325%, 2044 (z)	7,500,000	8,249,550
Bayview Commercial Asset Trust, FRN, 3.787%, 2036 (i)(z)	399,454	11,204
Bayview Commercial Asset Trust, FRN, 4.054%, 2037 (i)(z)	894,623	32,709
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	400,998	791
Bayview Commercial Asset Trust, FRN, 3.006%, 2036 (i)(z)	303,462	2,797
Bayview Commercial Asset Trust, FRN, 3.867%, 2036 (i)(z)	799,159	18,521
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	24,925	25,699
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)	160,656	85,568
Bear Stearns Commercial Mortgage Securities, Inc., “A3”, 5.793%, 2042	847,915	871,640
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 2045	5,150,000	5,929,051
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.742%, 2042	2,810,000	3,288,768
Bear Stearns Cos., Inc., “A2”, FRN, 0.654%, 2042	1,954,636	1,881,508

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	$1,677,300	$1,680,151
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	260,788	261,597
Chesapeake Funding LLC, “A”, FRN, 0.953%, 2023 (z)	2,121,000	2,130,002
Citibank OMNI Master Trust, “A4”, FRN, 2.949%, 2018 (z)	2,700,000	2,794,921
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	25,289,455	28,746,068
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.217%, 2044	750,000	762,741
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.217%, 2044	500,000	549,151
Commercial Mortgage Acceptance Corp., FRN, 1.451%, 2030 (i)	113,882	3,670
Commercial Mortgage Asset Trust, FRN, 0.577%, 2032 (i)(z)	1,872,755	9,486
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,536,041
Commercial Mortgage Trust, “A4”, 3.147%, 2045	3,950,000	4,097,935
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	939,000	951,738
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	1,490,000	1,499,400
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,250,000	2,519,627
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	375,725	388,855
Credit-Based Asset Servicing & Securitization LLC, 4.768%, 2035	30,376	29,228
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018 (z)	219,795	216,498
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	47,534	47,594
Crest Ltd., “B”, CDO, FRN, 1.65%, 2035 (z)	55,711	55,433
CWCapital Cobalt Ltd., “A4”, FRN, 5.81%, 2046	2,286,764	2,668,603
CWCapital LLC, 5.223%, 2048	600,000	669,557
Duane Street CLO, “A”, FRN, 0.543%, 2017	2,863,544	2,854,939
Falcon Franchise Loan LLC, FRN, 8.919%, 2025 (i)(z)	43,276	6,803
First Union National Bank Commercial Mortgage Trust, FRN, 1.601%, 2043 (i)(z)	215,124	320
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.553%, 2016	11,322,000	11,343,840
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	974,966	1,106,342
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	1,031,666	1,032,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GMAC LLC, FRN, 6.02%, 2033 (z)	$16,978	$17,187
GMAC LLC, FRN, 7.825%, 2034 (d)(n)(q)	110,000	71,476
Goldman Sachs Mortgage Securities Corp., FRN, 5.787%, 2045	10,922,382	12,498,154
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	25,105,137	28,992,015
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,222,534
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	817,094
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 2046	600,000	670,821
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.806%, 2049	3,564,937	3,799,082
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	4,621,335	4,861,030
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.229%, 2044	550,000	564,262
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.806%, 2049	14,820,511	17,019,015
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 4.879%, 2038	2,447,281	2,491,036
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.714%, 2049	763,398	880,354
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.436%, 2042 (n)	130,000	12,925
JPMorgan Mortgage Trust, “A1”, FRN, 2.195%, 2033	630,413	640,926
KKR Financial CLO Ltd., “A1”, FRN, 0.57%, 2017 (z)	356,529	353,987
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 2039	2,900,000	3,284,030
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2031	2,000,000	2,201,050
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.775%, 2030 (i)	75,072	1,576
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	241,066	241,367
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.273%, 2036	1,358,413	1,354,013
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.288%, 2035	1,015,203	978,883
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	3,575,513	3,769,885
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.728%, 2050	19,690,646	22,493,728
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 2045	5,000,000	5,201,385
Morgan Stanley Capital I Trust, “A4”, FRN, 5.65%, 2042	2,382,000	2,786,585

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, “A5”, FRN, 5.11%, 2040	$576,682	$598,657
Morgan Stanley Capital I, Inc., FRN, 0.578%, 2030 (i)(n)	191,438	3,817
Morgan Stanley Re-REMIC Trust, FRN, 5.787%, 2045 (z)	11,500,000	12,991,987
Pacifica CDO Ltd., “A1”, FRN, 0.56%, 2020	3,184,036	3,149,302
Preferred Term Securities XIX Ltd., CDO, FRN, 0.63%, 2035 (z)	417,497	283,898
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	169,216	99,403
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	924,831	926,710
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	13,055,840	13,061,977
Smart Trust, “A2B”, FRN, 0.753%, 2014 (n)	1,857,040	1,859,651
Smart Trust, “A2B”, FRN, 0.533%, 2015 (n)	4,758,000	4,760,416
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.925%, 2051	2,901,381	3,004,449
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.925%, 2051	12,115,917	13,889,469
Wachovia Bank Commercial Mortgage Trust, FRN, 5.731%, 2049	17,192,887	19,729,526

		$292,344,279

Automotive – 1.6%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$5,009,000	$5,047,820
Delphi Corp., 5%, 2023	6,027,000	6,373,553
Ford Motor Credit Co. LLC, 8%, 2014	1,350,000	1,452,288
Ford Motor Credit Co. LLC, 5%, 2018	3,350,000	3,689,724
Ford Motor Credit Co. LLC, 8%, 2016	910,000	1,090,988
Ford Motor Credit Co. LLC, 3.984%, 2016	891,000	943,974
Ford Motor Credit Co. LLC, 12%, 2015	1,400,000	1,691,407
Ford Motor Credit Co. LLC, 7%, 2015	1,900,000	2,096,538
Ford Motor Credit Co. LLC, 5.625%, 2015	1,300,000	1,415,502
Ford Motor Credit Co. LLC, 3%, 2017	3,250,000	3,333,138
Harley-Davidson Financial Services, 3.875%, 2016 (n)	6,870,000	7,377,425
Hyundai Capital America, 2.125%, 2017 (n)	1,001,000	1,009,154
Lear Corp., 8.125%, 2020	3,329,000	3,711,835

		$39,233,346

Banks & Diversified Financials (Covered Bonds) – 0.0%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$900,000	$900,720

Biotechnology – 0.1%
Life Technologies Corp., 5%, 2021	$3,337,000	$3,610,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 0.7%
Discovery Communications, Inc., 4.95%, 2042	$3,823,000	$3,930,499
News America, Inc., 8.5%, 2025	152,000	208,536
SES S.A., 3.6%, 2023 (n)	2,386,000	2,405,949
Vivendi S.A., 4.75%, 2022 (n)	7,852,000	8,138,205
WPP Finance, 3.625%, 2022	3,675,000	3,656,338

		$18,339,527

Brokerage & Asset Managers – 0.7%
E*Trade Financial Corp., 6%, 2017	$9,560,000	$10,002,150
Invesco Finance PLC, 3.125%, 2022	2,470,000	2,520,835
TD Ameritrade Holding Corp., 5.6%, 2019	3,959,000	4,741,192

		$17,264,177

Building – 0.1%
Mohawk Industries, Inc., 3.85%, 2023	$2,668,000	$2,712,294
Owens Corning, Inc., 6.5%, 2016	465,000	523,519

		$3,235,813

Business Services – 0.1%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$2,600,000	$2,710,232

Cable TV – 1.1%
CCO Holdings LLC, 7.875%, 2018	$5,320,000	$5,659,150
Comcast Corp., 4.65%, 2042	1,275,000	1,297,514
Cox Communications, Inc., 9.375%, 2019 (n)	1,055,000	1,456,625
Lynx I Corp., 5.375%, 2021 (n)	335,000	348,400
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,182,000	2,457,587
NBCUniversal Enterprise, Inc., 1.974%, 2019 (z)	1,741,000	1,745,817
NBCUniversal Media LLC, 5.95%, 2041	2,838,000	3,422,441
NBCUniversal Media LLC, 2.875%, 2023	1,820,000	1,803,991
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	400,884
Videotron Ltee, 5%, 2022	3,610,000	3,664,150
Virgin Media Finance PLC, 5.25%, 2022	4,305,000	4,374,956

		$26,631,515

Chemicals – 0.5%
Dow Chemical Co., 8.55%, 2019	$5,739,000	$7,714,186
LyondellBasell Industries N.V., 5.75%, 2024	5,090,000	5,968,025

		$13,682,211

Computer Software – 0.1%
Oracle Corp., 2.5%, 2022	$2,550,000	$2,503,366

Conglomerates – 0.2%
General Electric Co., 4.125%, 2042	$4,422,000	$4,433,254

Consumer Products – 0.6%
Avon Products, Inc., 4.6%, 2020	$2,863,000	$2,974,007
Mattel, Inc., 5.45%, 2041	5,867,000	6,394,033
Newell Rubbermaid, Inc., 4.7%, 2020	2,840,000	3,151,142
Newell Rubbermaid, Inc., 2.05%, 2017	3,072,000	3,089,010

		$15,608,192

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – 0.3%
eBay, Inc., 2.6%, 2022	$2,250,000	$2,248,295
Experian Finance PLC, 2.375%, 2017 (n)	4,321,000	4,406,055

		$6,654,350

Containers – 0.3%
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)	$3,600,000	$3,555,000
Greif, Inc., 7.75%, 2019	4,075,000	4,747,375

		$8,302,375

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$598,766

Electrical Equipment – 0.2%
Ericsson, Inc., 4.125%, 2022	$4,239,000	$4,407,504

Electronics – 0.1%
Intel Corp., 4.25%, 2042	$187,000	$182,667
Tyco Electronics Group S.A., 6.55%, 2017	708,000	846,650
Tyco Electronics Group S.A., 3.5%, 2022	949,000	966,403

		$1,995,720

Emerging Market Quasi-Sovereign – 1.1%
Banco do Brasil S.A., 5.875%, 2022	$2,307,000	$2,468,490
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	2,430,000	2,687,801
Gaz Capital S.A., 3.85%, 2020 (n)	3,050,000	3,050,000
Gazprom Neft, 4.375%, 2022 (n)	362,000	357,023
Petrobras International Finance Co., 7.875%, 2019	2,900,000	3,528,265
Petrobras International Finance Co., 5.375%, 2021	1,980,000	2,136,406
Petroleos Mexicanos, 6.5%, 2041	4,258,000	5,013,795
Petroleos Mexicanos, 4.875%, 2022	770,000	852,775
PTT PLC, 3.375%, 2022 (n)	5,038,000	5,007,777
PTT PLC, 4.5%, 2042 (n)	1,784,000	1,665,223
Rosneft, 4.199%, 2022 (n)	1,774,000	1,758,478

		$28,526,033

Energy – Independent – 1.3%
Anadarko Petroleum Corp., 6.95%, 2019	$1,400,000	$1,762,565
Anadarko Petroleum Corp., 6.375%, 2017	1,253,000	1,495,596
ConocoPhillips, 6%, 2020	740,000	925,851
EOG Resources, Inc., 2.625%, 2023	3,172,000	3,132,486
EQT Corp., 4.875%, 2021	1,575,000	1,668,772
Noble Energy, Inc., 4.15%, 2021	7,180,000	7,894,065
Pioneer Natural Resources Co., 6.65%, 2017	5,160,000	6,055,064
Plains Exploration & Production Co., 6.875%, 2023	2,660,000	3,012,450
Southwestern Energy Co., 7.5%, 2018	2,144,000	2,633,501
Southwestern Energy Co., 4.1%, 2022	3,180,000	3,360,799

		$31,941,149

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.7%
BG Energy Capital PLC, 2.875%, 2016 (n)	$1,855,000	$1,965,215
Cenovus Energy, Inc., 4.45%, 2042	7,324,000	7,170,731
Chevron Corp., 1.104%, 2017	1,560,000	1,561,321
Pacific Rubiales Energy Corp., 5.125%, 2023 (z)	195,000	196,632
Total Capital International S.A., 1.55%, 2017	6,036,000	6,134,254

		$17,028,153

Entertainment – 0.1%
Six Flags Entertainment Corp., 5.25%, 2021 (n)	$3,630,000	$3,634,538

Financial Institutions – 2.3%
CIT Group, Inc., 5.5%, 2019 (n)	$5,769,000	$6,331,478
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	1,700,000	1,802,000
General Electric Capital Corp., 4.65%, 2021	1,733,000	1,940,184
General Electric Capital Corp., 3.15%, 2022	5,800,000	5,762,921
General Electric Capital Corp., 7.5%, 2035	4,000,000	5,638,608
General Electric Capital Corp., 5.55%, 2020	5,100,000	6,082,734
General Electric Capital Corp., 2.1%, 2019	2,064,000	2,098,258
General Electric Capital Corp., 3.1%, 2023	3,000,000	2,970,189
General Electric Capital Corp., FRN, 7.125%, 2049	1,000,000	1,163,065
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,398,250
International Lease Finance Corp., 5.75%, 2016	3,705,000	4,001,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	830,000	950,350
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	490,000	558,600
NYSE Euronext, 2%, 2017	3,115,000	3,184,664
SLM Corp., 6.25%, 2016	1,081,000	1,180,969
SLM Corp., 6%, 2017	540,000	587,250
SLM Corp., 4.625%, 2017	7,121,000	7,396,953
SLM Corp., 8.45%, 2018	2,300,000	2,725,500
SLM Corp., 8%, 2020	1,100,000	1,276,000

		$57,049,373

Food & Beverages – 1.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$4,567,000	$6,001,545
Anheuser-Busch InBev S.A., 5.375%, 2020	3,000,000	3,618,261
Anheuser-Busch InBev S.A., 1.25%, 2018	5,033,000	5,024,821
Conagra Foods, Inc., 4.65%, 2043	1,035,000	1,029,971
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	3,618,000	3,921,822
Heineken N.V., 2.75%, 2023 (n)	4,681,000	4,596,882

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Kraft Foods Group, Inc., 5%, 2042	$3,604,000	$3,864,263
Kraft Foods Group, Inc., 3.5%, 2022	2,480,000	2,593,140
Kraft Foods, Inc., 6.125%, 2018	1,819,000	2,181,627
Kraft Foods, Inc., 5.375%, 2020	810,000	963,719
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	903,000	1,026,347
Tyson Foods, Inc., 6.6%, 2016	2,065,000	2,365,449
Tyson Foods, Inc., 4.5%, 2022	5,671,000	6,170,757

		$43,358,604

Food & Drug Stores – 0.3%
CVS Caremark Corp., 2.75%, 2022	$7,000,000	$6,900,880

Forest & Paper Products – 0.4%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$3,608,000	$4,269,022
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	4,715,000	4,809,300

		$9,078,322

Gaming & Lodging – 0.2%
Wyndham Worldwide Corp., 4.25%, 2022	$3,977,000	$4,165,204
Wyndham Worldwide Corp., 2.5%, 2018	1,797,000	1,807,175

		$5,972,379

Healthcare Revenue – Hospitals – 0.1%
Kaiser Foundation Hospitals, 3.5%, 2022	$1,870,000	$1,962,958

Insurance – 1.7%
American International Group, Inc., 6.4%, 2020	$2,142,000	$2,652,751
American International Group, Inc., 4.875%, 2016	9,468,000	10,536,085
American International Group, Inc., 3.8%, 2017	1,870,000	2,023,480
American International Group, Inc., 8.25%, 2018	1,000,000	1,295,513
American International Group, Inc., 5.85%, 2018	950,000	1,112,085
ING U.S., Inc., 2.9%, 2018 (n)	2,290,000	2,322,740
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	4,620,000	4,624,347
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,890,000	1,992,164
Metropolitan Life Global Funding I, 1.7%, 2015 (z)	5,295,000	5,406,931
Pacific Lifecorp, 5.125%, 2043 (n)	5,527,000	5,358,156
Unum Group, 7.125%, 2016	2,028,000	2,391,572
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,528,366

		$42,244,190

Insurance – Health – 0.4%
Humana, Inc., 7.2%, 2018	$6,739,000	$8,250,160
Wellpoint Inc., 4.65%, 2043	2,582,000	2,581,293

		$10,831,453

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – 2.0%
Allied World Assurance, 5.5%, 2020	$2,640,000	$2,986,656
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	591,213
Berkshire Hathaway, Inc., 4.5%, 2043	7,108,000	7,166,044
CNA Financial Corp., 5.875%, 2020	3,280,000	3,861,278
CNA Financial Corp., 7.35%, 2019	1,500,000	1,898,667
Marsh & McLennan Cos., Inc., 4.8%, 2021	7,863,000	8,975,717
PartnerRe Ltd., 5.5%, 2020	3,483,000	3,965,855
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	5,170,000	5,428,500
Swiss Re Ltd. , 4.25%, 2042 (n)	926,000	894,657
XL Group PLC, 6.5% to 2017, FRN to 2049	8,654,000	8,459,285
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,842,000	1,984,755
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,852,000	5,191,640

		$51,404,267

International Market Quasi-Sovereign – 0.4%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$699,000	$728,218
Electricite de France, FRN, 5.25%, 2049 (n)	5,047,000	5,013,892
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,550,582
NIBC Bank N.V., 2.8%, 2014 (z)	364,000	378,240
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	869,395
Statoil A.S.A., 2.45%, 2023	2,114,000	2,079,628

		$10,619,955

Internet – 0.0%
Baidu, Inc., 3.5%, 2022	$869,000	$879,003

Local Authorities – 0.8%
State of California (Build America Bonds), 7.625%, 2040	$860,000	$1,243,732
State of California (Build America Bonds), 7.6%, 2040	7,175,000	10,496,953
State of Illinois (Build America Bonds), 6.725%, 2035	1,055,000	1,197,509
State of Illinois (Build America Bonds), 6.9%, 2035	3,635,000	4,247,134
State of Illinois (Build America Bonds), 6.63%, 2035	2,320,000	2,607,935

		$19,793,263

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.75%, 2013	$1,000,000	$1,024,000
Case New Holland, Inc., 7.875%, 2017	5,980,000	6,996,600

		$8,020,600

Major Banks – 7.5%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$5,664,000	$6,169,285
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,530,042
Bank of America Corp., 5.65%, 2018	5,215,000	6,032,749

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 5.625%, 2020	$8,555,000	$9,983,411
Bank of America Corp., 5.875%, 2021	1,670,000	1,972,187
Bank of America Corp., 6.5%, 2016	10,085,000	11,614,713
Bank of America Corp., 5.875%, 2042	3,383,000	4,019,109
Bank of America Corp., 6.1%, 2017	1,725,000	1,993,043
Bank of America Corp., 3.3%, 2023	10,475,000	10,328,968
BNP Paribas, FRN, 1.179%, 2014	2,100,000	2,109,385
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	4,108,000	4,297,831
Goldman Sachs Group, Inc., 5.625%, 2017	2,636,000	2,951,234
Goldman Sachs Group, Inc., 2.375%, 2018	5,005,000	5,073,228
Goldman Sachs Group, Inc., 3.625%, 2023	11,855,000	11,938,376
HSBC Holdings PLC, 4%, 2022	5,466,000	5,881,022
HSBC USA, Inc., 4.875%, 2020	4,090,000	4,592,305
ING Bank N.V., 3.75%, 2017 (n)	5,855,000	6,239,264
ING Bank N.V., 2%, 2015 (n)	1,900,000	1,930,400
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	3,072,210
JPMorgan Chase & Co., 4.5%, 2022	1,800,000	1,972,658
JPMorgan Chase & Co., 3.25%, 2022	1,376,000	1,373,875
JPMorgan Chase & Co., 2%, 2017	3,637,000	3,703,499
JPMorgan Chase & Co., 6.3%, 2019	3,850,000	4,702,432
JPMorgan Chase & Co., 3.2%, 2023	12,685,000	12,664,476
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	282,946
Merrill Lynch & Co., Inc., 6.15%, 2013	2,870,000	2,880,068
Merrill Lynch & Co., Inc., 6.05%, 2016	4,869,000	5,413,262
Morgan Stanley, 5.75%, 2016	944,000	1,064,309
Morgan Stanley, 5.5%, 2020	1,600,000	1,842,658
Morgan Stanley, 5.5%, 2021	14,214,000	16,295,043
Morgan Stanley, 5.95%, 2017	400,000	463,099
Morgan Stanley, 4.875%, 2022	11,903,000	12,618,513
Morgan Stanley, 3.75%, 2023	3,585,000	3,623,668
PNC Funding Corp., 5.625%, 2017	6,173,000	7,051,035
Royal Bank of Scotland PLC, 2.55%, 2015	3,137,000	3,224,174
Santander International Debt S.A., 2.991%, 2013 (n)	1,800,000	1,812,011
Wachovia Corp., 6.605%, 2025	1,764,000	2,260,898
Wells Fargo & Co., 3.5%, 2022	3,230,000	3,394,724

		$188,372,110

Medical & Health Technology & Services – 0.8%
Catholic Health Initiatives, 2.95%, 2022	$3,130,000	$3,161,259
Express Scripts Holding Co., 2.65%, 2017	5,011,000	5,248,812
HCA, Inc., 7.875%, 2020	6,230,000	6,884,150
McKesson Corp., 5.7%, 2017	1,210,000	1,414,636
Thermo Fisher Scientific, Inc., 3.15%, 2023	2,470,000	2,455,718

		$19,164,575

Metals & Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043 (n)	$4,000,000	$3,953,180
Rio Tinto Finance (USA) PLC, 3.5%, 2022	5,351,000	5,505,173

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Southern Copper Corp., 6.75%, 2040	$3,829,000	$4,316,673

		$13,775,026

Mortgage-Backed – 22.4%
Fannie Mae, 5.138%, 2013	$941,535	$935,919
Fannie Mae, 4.6%, 2014 - 2019	844,195	962,072
Fannie Mae, 4.607%, 2014	60,684	61,852
Fannie Mae, 4.629%, 2014	68,566	70,310
Fannie Mae, 4.77%, 2014 - 2019	470,480	534,989
Fannie Mae, 3%, 2015 - 2027	1,337,536	1,402,121
Fannie Mae, 4.53%, 2015	96,280	102,509
Fannie Mae, 4.56%, 2015	50,166	53,346
Fannie Mae, 4.665%, 2015	34,386	36,296
Fannie Mae, 4.7%, 2015	189,371	203,004
Fannie Mae, 4.74%, 2015	45,117	47,843
Fannie Mae, 4.78%, 2015	96,212	102,760
Fannie Mae, 4.815%, 2015	50,889	54,111
Fannie Mae, 4.85%, 2015	159,963	168,696
Fannie Mae, 4.86%, 2015	82,402	86,622
Fannie Mae, 4.87%, 2015	31,168	33,151
Fannie Mae, 4.89%, 2015	88,434	94,553
Fannie Mae, 4.907%, 2015	50,555	54,194
Fannie Mae, 4.94%, 2015	120,000	128,462
Fannie Mae, 5.1%, 2015	275,000	297,807
Fannie Mae, 5.464%, 2015	739,204	805,882
Fannie Mae, 2.82%, 2016	603,374	632,847
Fannie Mae, 5.08%, 2016	338,386	367,174
Fannie Mae, 5.09%, 2016	111,914	121,529
Fannie Mae, 5.136%, 2016	2,685,842	2,971,178
Fannie Mae, 5.35%, 2016	667,556	739,866
Fannie Mae, 5.395%, 2016	125,439	139,047
Fannie Mae, 5.424%, 2016	1,091,864	1,217,394
Fannie Mae, 5.725%, 2016	1,570,636	1,766,844
Fannie Mae, 1.18%, 2017	2,478,804	2,505,795
Fannie Mae, 2.71%, 2017	381,405	406,459
Fannie Mae, 3.22%, 2017	511,771	555,509
Fannie Mae, 3.308%, 2017	1,351,255	1,469,599
Fannie Mae, 4.992%, 2017	143,553	151,723
Fannie Mae, 5.05%, 2017	248,744	274,990
Fannie Mae, 5.28%, 2017	134,637	149,749
Fannie Mae, 5.478%, 2017	757,754	873,761
Fannie Mae, 5.5%, 2017 - 2040	45,152,159	49,480,491
Fannie Mae, 5.54%, 2017	102,708	114,594
Fannie Mae, 5.65%, 2017	153,937	170,817
Fannie Mae, 2.578%, 2018	4,500,000	4,756,154
Fannie Mae, 3.738%, 2018	2,765,295	3,090,061
Fannie Mae, 3.84%, 2018	680,910	754,977
Fannie Mae, 3.99%, 2018	600,000	671,056
Fannie Mae, 5.34%, 2018	492,140	575,108
Fannie Mae, 1.97%, 2019	1,093,425	1,122,996
Fannie Mae, 1.99%, 2019 (i)	2,700,000	2,777,857
Fannie Mae, 2.03%, 2019	1,364,793	1,405,906
Fannie Mae, 4.45%, 2019	525,803	601,881
Fannie Mae, 5.18%, 2019	127,451	144,886
Fannie Mae, 5.51%, 2019	190,854	217,798

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.88%, 2020	$29,369	$32,722
Fannie Mae, 5%, 2020 - 2040	29,311,816	31,902,787
Fannie Mae, 5.19%, 2020	182,359	207,718
Fannie Mae, 3.89%, 2021	1,200,000	1,341,750
Fannie Mae, 6%, 2022 - 2039	15,424,789	16,973,141
Fannie Mae, 4.5%, 2024 - 2040	92,516,143	99,872,994
Fannie Mae, 3.5%, 2025 - 2042	13,905,890	14,761,172
Fannie Mae, 4%, 2025 - 2041	18,013,955	19,216,351
Fannie Mae, 4.5%, 2025	395,994	426,109
Fannie Mae, 6.5%, 2032 - 2033	18,703	21,609
Fannie Mae, 5%, 2039	9,137	10,031
Fannie Mae, 3.5%, 2040 - 2042	3,439,544	3,634,238
Fannie Mae, 3%, 2042	45,598	47,068
Fannie Mae, TBA, 3%, 2028	11,827,000	12,416,040
Fannie Mae, TBA, 3.5%, 2043	45,360,000	47,783,925
Federal Home Loan Bank, 5%, 2035	9,597,375	10,370,764
Freddie Mac, 1.655%, 2016	1,696,158	1,740,792
Freddie Mac, 1.426%, 2017	9,701,000	9,872,950
Freddie Mac, 3.882%, 2017	1,936,000	2,152,559
Freddie Mac, 2.303%, 2018	8,971,000	9,398,432
Freddie Mac, 2.323%, 2018	1,194,000	1,251,627
Freddie Mac, 2.412%, 2018	2,300,000	2,424,115
Freddie Mac, 3.154%, 2018	935,000	1,016,024
Freddie Mac, 5%, 2018 - 2040	2,734,749	2,973,412
Freddie Mac, 1.883%, 2019	14,950,000	15,274,834
Freddie Mac, 2.086%, 2019	7,200,000	7,446,017
Freddie Mac, 2.13%, 2019	4,704,000	4,877,912
Freddie Mac, 5.5%, 2019 - 2038	2,142,084	2,334,028
Freddie Mac, 2.757%, 2020	1,319,303	1,397,019
Freddie Mac, 3.32%, 2020	2,738,699	2,955,991
Freddie Mac, 4.251%, 2020	807,000	928,412
Freddie Mac, 4%, 2025 - 2040	7,146,969	7,596,515
Freddie Mac, 4.5%, 2025 - 2041	1,107,784	1,189,029
Freddie Mac, 3.5%, 2026 - 2042	4,984,160	5,279,813
Freddie Mac, 6%, 2034 - 2038	568,496	628,019
Freddie Mac, TBA, 3.5%, 2043	45,200,000	47,451,172
Ginnie Mae, 6%, 2036 - 2039	1,221,360	1,377,309
Ginnie Mae, 5.5%, 2038 - 2042	3,313,477	3,629,577
Ginnie Mae, 4.5%, 2039 - 2041	17,463,367	19,315,088
Ginnie Mae, 3.5%, 2040 - 2042	6,556,537	7,080,164
Ginnie Mae, 4%, 2040 - 2042	10,159,880	11,021,167
Ginnie Mae, 4.5%, 2041	31,996,812	35,253,646
Ginnie Mae, TBA, 3.5%, 2043	11,500,000	12,296,016

		$563,644,603

Natural Gas – Distribution – 0.1%
ONEOK, Inc., 4.25%, 2022	$2,645,000	$2,809,093

Natural Gas – Pipeline – 1.1%
DCP Midstream LLC, 3.875%, 2023	$1,430,000	$1,437,729
Energy Transfer Partners LP, 4.65%, 2021	6,198,000	6,746,306
Energy Transfer Partners LP, 5.15%, 2043	3,573,000	3,519,101
Enterprise Products Partners LP, 5.65%, 2013	227,000	227,000
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	3,000,000	3,480,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$103,000	$132,349
Kinder Morgan Energy Partners LP, 6.375%, 2041	2,240,000	2,700,652
Kinder Morgan Energy Partners LP, 6.95%, 2038	3,181,000	3,992,826
Kinder Morgan Finance Corp., 6%, 2018 (z)	3,000,000	3,319,851
Spectra Energy Capital LLC, 8%, 2019	613,000	808,562
Williams Cos., Inc., 3.7%, 2023	1,921,000	1,906,994

		$28,271,370

Network & Telecom – 0.4%
AT&T, Inc., 5.35%, 2040	$3,870,000	$4,143,133
AT&T, Inc., 5.55%, 2041	920,000	1,014,080
Centurylink, Inc., 7.65%, 2042	6,370,000	6,155,013

		$11,312,226

Oil Services – 0.9%
Qgog Constellation S.A., 6.25%, 2019 (n)	$2,566,000	$2,707,130
Rowan Cos., Inc., 5.4%, 2042	6,573,000	6,562,910
Schlumberger Norge A.S., 1.25%, 2017 (n)	8,144,000	8,125,171
Transocean, Inc., 6.5%, 2020	2,900,000	3,351,434
Transocean, Inc., 3.8%, 2022	1,100,000	1,083,629

		$21,830,274

Other Banks & Diversified Financials – 3.2%
Ally Financial, Inc., 8.3%, 2015	$2,400,000	$2,664,000
American Express Centurion Bank, 5.5%, 2013	400,000	400,558
American Express Co., 4.875%, 2013	500,000	506,252
American Express Co., 7%, 2018	2,000,000	2,497,384
American Express Credit Corp., 5.125%, 2014	4,200,000	4,461,908
Banco Santander Brasil, FRN, 2.38%, 2014 (z)	1,000,000	1,002,507
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	3,317,000	3,789,673
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)	600,000	681,000
Capital One Bank (USA) N.A., 3.375%, 2023	3,111,000	3,080,518
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,264,673
Citigroup, Inc., 6.125%, 2018	559,000	665,953
Citigroup, Inc., 8.5%, 2019	3,510,000	4,676,190
Citigroup, Inc., 5.375%, 2020	2,500,000	2,926,865
Citigroup, Inc., 4.45%, 2017	1,711,000	1,883,702
Citigroup, Inc., 4.5%, 2022	3,500,000	3,891,346
Citigroup, Inc., 4.875%, 2015	1,000,000	1,066,194
Citigroup, Inc., 5.5%, 2013	700,000	700,816
Citigroup, Inc., 5.5%, 2014	400,000	426,838
Citigroup, Inc., 3.375%, 2023	3,490,000	3,518,039
Discover Bank, 7%, 2020	7,009,000	8,724,929
Fifth Third Bancorp, 3.5%, 2022	2,780,000	2,896,549

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	$2,557,000	$3,152,280
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	1,100,000	1,248,500
Intesa Sanpaolo S.p.A., 3.875%, 2018	3,267,000	3,159,026
Itau Unibanco Holding S.A., 6.2%, 2020 (z)	1,800,000	1,971,000
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,000,000	3,267,000
Rabobank Nederland N.V., 3.95%, 2022	4,408,000	4,438,151
Santander Holdings USA, Inc., 4.625%, 2016	2,621,000	2,802,832
Santander UK PLC, 8.963% to 2030, FRN to 2049	4,290,000	4,997,850
SunTrust Banks, Inc., 3.5%, 2017	2,732,000	2,925,289

		$80,687,822

Personal Computers & Peripherals – 0.4%
Equifax, Inc., 3.3%, 2022	$6,210,000	$6,108,889
Motorola Solutions, Inc., 3.5%, 2023	5,020,000	5,049,608

		$11,158,497

Pharmaceuticals – 0.6%
Celgene Corp., 2.45%, 2015	$4,949,000	$5,134,879
Celgene Corp., 1.9%, 2017	5,062,000	5,139,712
Teva Pharmaceutical Finance B.V., 2.95%, 2022	4,149,000	4,159,696

		$14,434,287

Printing & Publishing – 0.2%
Moody’s Corp., 4.5%, 2022	$1,855,000	$1,911,707
Pearson Funding Four PLC, 3.75%, 2022 (n)	1,784,000	1,862,442

		$3,774,149

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$862,000	$950,945

Real Estate – 1.4%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$3,461,000	$3,729,833
Boston Properties LP, REIT, 3.7%, 2018	1,395,000	1,529,643
Boston Properties LP, REIT, 3.85%, 2023	3,100,000	3,275,829
DDR Corp., REIT, 4.625%, 2022	2,365,000	2,558,273
HCP, Inc., REIT, 5.375%, 2021	1,134,000	1,317,258
HCP, Inc., REIT, 3.75%, 2019	1,264,000	1,362,522
HCP, Inc., REIT, 2.625%, 2020	4,000,000	4,025,548
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	2,019,142
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,145,231
Simon Property Group, Inc., REIT, 10.35%, 2019	3,213,000	4,636,806
WEA Finance LLC, 6.75%, 2019 (n)	5,010,000	6,195,807
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	2,420,000	2,462,611

		$34,258,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 0.9%
Gap, Inc., 5.95%, 2021	$7,492,000	$8,564,248
Home Depot, Inc., 5.95%, 2041	2,318,000	2,946,057
Kohl’s Corp., 3.25%, 2023	5,182,000	4,999,868
Target Corp., 4%, 2042	3,278,000	3,189,573
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,001,083
Wesfarmers Ltd., 1.874%, 2018 (z)	1,188,000	1,195,339

		$21,896,168

Specialty Chemicals – 0.6%
Ecolab, Inc., 4.35%, 2021	$5,300,000	$5,847,739
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	5,346,000	5,927,378
SIBUR Securities Ltd., 3.914%, 2018 (n)	4,216,000	4,142,220

		$15,917,337

Specialty Stores – 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$3,649,000	$4,029,894
Advance Auto Parts, Inc., 4.5%, 2022	481,000	494,415

		$4,524,309

Telecommunications – Wireless – 0.8%
American Tower Corp., REIT, 4.5%, 2018	$3,373,000	$3,709,612
American Tower Corp., REIT, 5.05%, 2020	4,000,000	4,440,392
American Tower Corp., REIT, 3.5%, 2023	1,599,000	1,585,901
Crown Castle Towers LLC, 6.113%, 2020 (n)	5,096,000	6,234,431
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,400,000	2,762,453
Rogers Cable, Inc., 5.5%, 2014	734,000	767,356

		$19,500,145

Tobacco – 1.1%
Altria Group, Inc., 2.85%, 2022	$7,089,000	$6,969,146
Lorillard Tobacco Co., 8.125%, 2019	8,616,000	10,961,551
Reynolds American, Inc., 6.75%, 2017	7,300,000	8,786,360

		$26,717,057

Transportation – Services – 0.3%
ERAC USA Finance Co., 7%, 2037 (n)	$6,389,000	$8,151,425

U.S. Government Agencies and Equivalents – 1.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$980,000	$1,044,395
Small Business Administration, 4.93%, 2024	54,228	59,797
Small Business Administration, 4.34%, 2024	80,276	88,067
Small Business Administration, 4.43%, 2029	927,093	1,025,387
Small Business Administration, 4.99%, 2024	63,433	70,616
Small Business Administration, 4.86%, 2025	142,632	159,033
Small Business Administration, 4.625%, 2025	141,971	158,170

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 2025	$117,845	$131,946
Small Business Administration, 3.25%, 2030	832,609	887,470
Small Business Administration, 2.85%, 2031	1,672,363	1,748,734
Small Business Administration, 2.37%, 2032	1,470,452	1,499,112
Small Business Administration, 3.21%, 2030	8,453,680	8,983,126
Small Business Administration, 2.13%, 2033	4,991,000	5,019,004
Small Business Administration, 2.21%, 2033	1,272,000	1,288,277
Small Business Administration, 2.22%, 2033	4,575,000	4,630,645

		$26,793,779

U.S. Treasury Obligations – 14.5%
U.S. Treasury Bonds, 3.375%, 2019	$1,800,000	$2,060,438
U.S. Treasury Bonds, 5.375%, 2031	4,842,000	6,735,677
U.S. Treasury Bonds, 4.5%, 2036	116,000	147,338
U.S. Treasury Bonds, 4.75%, 2037	22,300,000	29,355,854
U.S. Treasury Bonds, 4.375%, 2038	22,650,000	28,316,033
U.S. Treasury Bonds, 4.5%, 2039	20,171,600	25,756,612
U.S. Treasury Bonds, 3.125%, 2041	500,000	502,969
U.S. Treasury Bonds, 3.125%, 2042	1,300,000	1,306,500
U.S. Treasury Notes, 3.125%, 2013	201,000	203,984
U.S. Treasury Notes, 0.25%, 2013	3,200,000	3,202,125
U.S. Treasury Notes, 1.875%, 2014	33,959,000	34,488,285
U.S. Treasury Notes, 2.375%, 2014	7,100,000	7,316,607
U.S. Treasury Notes, 0.5%, 2014	7,275,000	7,305,693
U.S. Treasury Notes, 4.25%, 2014	41,100,000	43,774,706
U.S. Treasury Notes, 2.125%, 2015 (f)	76,244,000	79,275,919
U.S. Treasury Notes, 1.75%, 2015	51,500,000	53,250,176
U.S. Treasury Notes, 1.25%, 2015	12,900,000	13,207,381
U.S. Treasury Notes, 0.375%, 2015	5,600,000	5,608,747
U.S. Treasury Notes, 2.875%, 2018	2,000,000	2,207,500
U.S. Treasury Notes, 2.625%, 2018	1,600,000	1,747,000
U.S. Treasury Notes, 1.5%, 2018	4,300,000	4,445,460
U.S. Treasury Notes, 1%, 2019	5,600,000	5,561,500
U.S. Treasury Notes, 3.625%, 2020	4,200,000	4,879,875
U.S. Treasury Notes, TIPS, 2%, 2014	782,664	808,712
U.S. Treasury Notes, TIPS, 1.625%, 2015	832,140	887,595
U.S. Treasury Notes, TIPS, 2%, 2016	1,427,083	1,590,417

		$363,943,103

Utilities – Electric Power – 2.5%
American Electric Power Co., Inc., 2.95%, 2022	$3,200,000	$3,197,485
APT Pipelines Ltd., 3.875%, 2022 (n)	3,640,000	3,617,854
CenterPoint Energy, Inc., 5.95%, 2017	540,000	627,411
CMS Energy Corp., 6.25%, 2020	1,925,000	2,347,214
CMS Energy Corp., 5.05%, 2018	1,000,000	1,140,496
CMS Energy Corp., 5.05%, 2022	3,094,000	3,561,494

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
CMS Energy Corp., 4.7%, 2043	$3,547,000	$3,546,901
Constellation Energy Group, Inc., 5.15%, 2020	2,487,000	2,839,667
Duke Energy Corp., 5.05%, 2019	4,636,000	5,455,381
Duke Energy Corp., 3.05%, 2022	5,800,000	5,904,702
Enel Finance International S.A., 6%, 2039 (n)	3,700,000	3,521,279
Exelon Corp., 4.9%, 2015	5,842,000	6,323,661
FirstEnergy Corp., 4.25%, 2023	3,642,000	3,683,446
Florida Power & Light Co., 3.8%, 2042	4,292,000	4,194,542
PPL Corp., 3.5%, 2022	1,050,000	1,057,750
PPL WEM Holdings PLC, 5.375%, 2021 (n)	6,909,000	7,897,567
Progress Energy, Inc., 3.15%, 2022	2,679,000	2,729,770
Waterford 3 Funding Corp., 8.09%, 2017	47,110	48,476

		$61,695,096

Total Bonds		$2,365,142,760

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS (y) – 0.4%
Itau Unibanco Holding S.A., 0.01%, due 10/31/13	$5,800,000	$5,751,373
U.S. Treasury Bills, 0.145%, due 4/11/13	99,000	98,996
U.S. Treasury Bills, 0.205%, due 6/27/13	1,788,000	1,787,698
U.S. Treasury Bills, 0.176%, due 7/25/13	280,000	279,935
U.S. Treasury Bills, 0.19%, due 8/22/13	1,939,000	1,938,308
U.S. Treasury Bills, 0.01%, due 9/19/13	116,000	115,943

Total Short-Term Obligations		$9,972,253

MONEY MARKET FUNDS – 10.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	264,737,337	$264,737,337

Total Investments		$2,639,852,350

OTHER ASSETS, LESS LIABILITIES – (4.9)%		(123,454,385)

Net Assets – 100.0%		$2,516,397,965

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $241,043,386 representing 9.6% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.564%, 2019	1/15/10-8/11/11	$678,882	$846,724
Anthracite Ltd., “CFL”, CDO, FRN, 1.454%, 2037	3/03/11	165,509	168,817
Ardagh Packaging Finance PLC, 4.875%, 2022	1/16/13-2/06/13	3,608,489	3,555,000
Babson Ltd., CLO, “A1”, FRN, 0.552%, 2019	3/13/13	1,722,221	1,728,506
Banc of America Commercial Mortgage, Inc., 5.337%, 2043	10/26/12	3,055,544	3,094,887
Banc of America Commercial Mortgage, Inc., FRN, 5.603%, 2049	10/03/12	701,776	734,767
Banc of America Large Loan Ball, FRN, 5.325%, 2044	11/16/12	8,049,979	8,249,550
Banco Santander Brasil, FRN, 2.38%, 2014	3/17/11-3/22/11	1,000,000	1,002,507
Bayview Commercial Asset Trust, FRN, 0%, 2036	2/28/06	35,143	791
Bayview Commercial Asset Trust, FRN, 3.006%, 2036	5/16/06	22,935	2,797
Bayview Commercial Asset Trust, FRN, 3.867%, 2036	9/11/06	82,540	18,521
Bayview Commercial Asset Trust, FRN, 3.787%, 2036	10/25/06	49,373	11,204
Bayview Commercial Asset Trust, FRN, 4.054%, 2037	1/26/07	30,814	32,709
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	160,656	85,568
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10-3/25/11	1,549,880	1,680,151
Chesapeake Funding LLC, “A”, FRN, 0.953%, 2023	5/10/12	2,121,000	2,130,002

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Citibank OMNI Master Trust, “A4”, FRN, 2.949%, 2018	2/18/11	$2,869,964	$2,794,921
Commercial Mortgage Asset Trust, FRN, 0.577%, 2032	4/09/12	8,665	9,486
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	938,906	951,738
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018	1/21/10	179,261	216,498
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	40,844	47,594
Crest Ltd., “B”, CDO, FRN, 1.65%, 2035	1/12/10	47,383	55,433
Falcon Franchise Loan LLC, FRN, 8.919%, 2025	1/29/03	3,665	6,803
First Union National Bank Commercial Mortgage Trust, FRN, 1.601%, 2043	4/09/12	7	320
GMAC LLC, FRN, 6.02%, 2033	3/20/02	6,620	17,187
Itau Unibanco Holding S.A., 6.2%, 2020	4/08/10	1,793,833	1,971,000
KKR Financial CLO Ltd., “A1”, FRN, 0.57%, 2017	4/11/11	345,552	353,987
Kinder Morgan Finance Corp., 6%, 2018	12/06/10	2,999,832	3,319,851
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10	227,574	241,367
Metropolitan Life Global Funding I, 1.7%, 2015	10/25/12-10/26/12	5,392,336	5,406,931
Morgan Stanley Re-REMIC Trust, FRN, 5.787%, 2045	12/06/12-1/07/13	13,009,191	12,991,987
NBCUniversal Enterprise, Inc., 1.974%, 2019	3/20/13	1,740,010	1,745,817
NIBC Bank N.V., 2.8%, 2014	11/24/09	363,723	378,240
Pacific Rubiales Energy Corp., 5.125%, 2023	3/22/13	195,000	196,632
Preferred Term Securities XIX Ltd., CDO, FRN, 0.63%, 2035	9/08/05-3/28/11	288,998	283,898
Wesfarmers Ltd., 1.874%, 2018	3/13/13	1,188,000	1,195,339
Total Restricted Securities			$55,527,530
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 3/31/13

Futures Contracts Outstanding at 3/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	955	$126,045,078	June - 2013	$(652,650)
U.S. Treasury Bond 30 yr (Short)	USD	295	42,618,281	June - 2013	(373,249)

					$(1,025,899)

At March 31, 2013, the fund had liquid securities with an aggregate value of $1,907,971 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$390,736,882	$—	$390,736,882
Non-U.S. Sovereign Debt	—	39,145,988	—	39,145,988
Municipal Bonds	—	1,962,958	—	1,962,958
U.S. Corporate Bonds	—	870,391,463	—	870,391,463
Residential Mortgage-Backed Securities	—	571,691,292	—	571,691,292
Commercial Mortgage-Backed Securities	—	227,386,217	—	227,386,217
Asset-Backed Securities (including CDOs)	—	56,911,373	—	56,911,373
Foreign Bonds	—	206,916,587	—	206,916,587
Short Term Securities	—	9,972,253	—	9,972,253
Mutual Funds	264,737,337	—	—	264,737,337
Total Investments	$264,737,337	$2,375,115,013	$—	$2,639,852,350

Other Financial Instruments
Futures Contracts	$(1,025,899)	$—	$—	$(1,025,899)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,594,493,711
Gross unrealized appreciation	56,621,360
Gross unrealized depreciation	(11,262,721)
Net unrealized appreciation (depreciation)	$45,358,639
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	224,031,860	204,806,839	(164,101,362)	264,737,337

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$70,817	$264,737,337

QUARTERLY REPORT

March 31, 2013

MFS® HIGH INCOME SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.8%
Aerospace – 2.1%
Bombardier, Inc., 4.25%, 2016 (n)		$199,000	$206,463
Bombardier, Inc., 7.5%, 2018 (n)		1,370,000	1,563,513
Bombardier, Inc., 7.75%, 2020 (n)		740,000	851,000
CPI International, Inc., 8%, 2018		1,040,000	1,081,600
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	386,000	436,707
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,320,000	1,435,461
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,030,000	1,133,000

			$6,707,744

Apparel Manufacturers – 1.0%
Hanesbrands, Inc., 6.375%, 2020		$805,000	$876,444
Jones Group, Inc., 6.875%, 2019		790,000	836,413
PVH Corp., 7.375%, 2020		885,000	986,775
PVH Corp., 4.5%, 2022		600,000	591,000

			$3,290,632

Asset-Backed & Securitized – 0.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.602%, 2038 (z)		$568,229	$170,469
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049		985,952	158,088
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,024,182	51,209
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,219,851	12,199
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.6%, 2050 (p)(z)		528,130	1,320
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		547,532	274,705
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		443,858	447,742
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.001%, 2051		750,000	193,253

			$1,308,985

Automotive – 3.5%
Accuride Corp., 9.5%, 2018		$1,130,000	$1,155,425
Allison Transmission, Inc., 7.125%, 2019 (n)		1,480,000	1,592,850
Continental Rubber of America Corp., 4.5%, 2019 (n)		235,000	240,288
Delphi Corp., 5%, 2023		810,000	856,575
Ford Motor Credit Co. LLC, 12%, 2015		791,000	955,645
Ford Motor Credit Co. LLC, 8.125%, 2020		395,000	498,732
General Motors Financial Co., Inc., 4.75%, 2017 (n)		435,000	453,674
General Motors Financial Co., Inc., 6.75%, 2018		655,000	741,788
Goodyear Tire & Rubber Co., 8.25%, 2020		230,000	254,438
Goodyear Tire & Rubber Co., 6.5%, 2021		595,000	613,594
Goodyear Tire & Rubber Co., 7%, 2022		425,000	447,844
Jaguar Land Rover PLC, 7.75%, 2018 (n)		200,000	218,500
Jaguar Land Rover PLC, 8.125%, 2021 (n)		1,685,000	1,895,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Jaguar Land Rover PLC, 5.625%, 2023 (n)	$355,000	$368,756
Lear Corp., 8.125%, 2020	500,000	557,500
Lear Corp., 4.75%, 2023 (n)	240,000	234,000

		$11,085,234

Broadcasting – 5.5%
Allbritton Communications Co., 8%, 2018	$490,000	$530,425
AMC Networks, Inc., 7.75%, 2021	1,031,000	1,167,608
Clear Channel Communications, Inc., 9%, 2021	953,000	889,864
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	235,000	244,988
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	635,000	669,925
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	50,000	51,688
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	535,000	558,406
Hughes Network Systems LLC, 7.625%, 2021	645,000	737,719
IAC/InterActiveCorp, 4.75%, 2022 (n)	270,000	263,925
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	915,900
Intelsat Bermuda Ltd., 11.25%, 2017	1,268,000	1,350,420
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	995,000	1,056,690
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	785,000	831,119
Intelsat S.A., 8.125%, 2023 (z)	535,000	543,694
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	410,000	172,200
Liberty Media Corp., 8.5%, 2029	875,000	972,344
Local TV Finance LLC, 9.25%, 2015 (p)(z)	882,946	889,568
Netflix, Inc., 5.375%, 2021 (n)	475,000	471,438
Nexstar Broadcasting Group, Inc., 8.875%, 2017	430,000	473,000
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	130,000	137,150
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	633,994
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	195,125
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	595,000	661,938
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	665,000	733,994
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	150,000	153,375
Univision Communications, Inc., 6.875%, 2019 (n)	595,000	636,650
Univision Communications, Inc., 7.875%, 2020 (n)	820,000	902,000
Univision Communications, Inc., 8.5%, 2021 (n)	675,000	729,000

		$17,574,147

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 6.375%, 2019	$1,435,000	$1,517,513

Building – 2.6%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$610,000	$647,363
Building Materials Holding Corp., 6.875%, 2018 (n)	315,000	337,838
Building Materials Holding Corp., 7%, 2020 (n)	480,000	520,800
Building Materials Holding Corp., 6.75%, 2021 (n)	445,000	486,163
CEMEX S.A.B. de C.V., 5.875%, 2019 (z)	202,000	204,020
CEMEX S.A.B. de C.V., 9.25%, 2020	815,000	900,575
HD Supply, Inc., 8.125%, 2019	470,000	531,100
HD Supply, Inc., 11.5%, 2020	375,000	444,375
HD Supply, Inc., 10.5%, 2021	65,000	67,600
Masonite International Corp., 8.25%, 2021 (n)	710,000	788,100
Nortek, Inc., 8.5%, 2021	1,100,000	1,221,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	320,000	361,600
USG Corp., 6.3%, 2016	1,247,000	1,321,820
USG Corp., 7.875%, 2020 (n)	490,000	557,375

		$8,389,729

Business Services – 1.8%
Equinix, Inc., 4.875%, 2020	$530,000	$533,975
Fidelity National Information Services, Inc., 7.625%, 2017	425,000	454,750
Fidelity National Information Services, Inc., 5%, 2022	870,000	923,288
iGate Corp., 9%, 2016	1,072,000	1,167,140
Iron Mountain, Inc., 8.375%, 2021	920,000	1,010,850
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	475,000	408,500
Lender Processing Services, Inc., 5.75%, 2023	530,000	552,525
Neustar, Inc., 4.5%, 2023 (n)	490,000	467,950
SunGard Data Systems, Inc., 7.375%, 2018	315,000	337,050

		$5,856,028

Cable TV – 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$270,000	$294,300
CCO Holdings LLC, 8.125%, 2020	1,640,000	1,832,700
CCO Holdings LLC, 7.375%, 2020	385,000	426,869
CCO Holdings LLC, 6.5%, 2021	625,000	660,938
CCO Holdings LLC, 5.125%, 2023	340,000	329,800
Cequel Communications Holdings, 6.375%, 2020 (n)	270,000	280,125
DISH DBS Corp., 6.75%, 2021	530,000	588,300
DISH DBS Corp., 5%, 2023 (n)	565,000	555,819
EchoStar Corp., 7.125%, 2016	825,000	916,781
Lynx I Corp., 5.375%, 2021 (n)	435,000	452,400
Lynx II Corp., 6.375%, 2023 (z)	290,000	303,775

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	270,000	$360,020
Unitymedia Hessen, 5.5%, 2023 (n)		$205,000	210,638
UPC Holding B.V., 9.875%, 2018 (n)		885,000	987,881
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,271,000	1,366,325
Virgin Media Finance PLC, 8.375%, 2019		81,000	90,518
Virgin Media Finance PLC, 4.875%, 2022		200,000	202,500
Virgin Media Finance PLC, 5.25%, 2022		1,020,000	1,036,575
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	700,000	966,949

			$11,863,213

Chemicals – 2.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$835,000	$902,844
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		360,000	378,900
Hexion U.S. Finance Corp., 6.625%, 2020 (z)		360,000	360,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,025,000	1,060,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		585,000	555,750
Huntsman International LLC, 8.625%, 2021		1,105,000	1,243,125
INEOS Finance PLC, 8.375%, 2019 (n)		660,000	730,125
INEOS Group Holdings PLC, 8.5%, 2016 (n)		880,000	893,200
LyondellBasell Industries N.V., 5%, 2019		255,000	288,150
LyondellBasell Industries N.V., 6%, 2021		805,000	953,925
Polypore International, Inc., 7.5%, 2017		455,000	487,988

			$7,855,782

Computer Software – 1.1%
Infor U.S., Inc., 11.5%, 2018		$495,000	$581,625
Nuance Communications, Inc., 5.375%, 2020 (n)		775,000	784,688
Syniverse Holdings, Inc., 9.125%, 2019		1,200,000	1,317,000
TransUnion Holding Co., Inc., 9.625%, 2018		410,000	445,875
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		195,000	224,250

			$3,353,438

Computer Software – Systems – 0.8%
Audatex North America, Inc., 6.75%, 2018 (n)		$730,000	$782,925
CDW LLC/CDW Finance Corp., 12.535%, 2017		582,000	624,923
CDW LLC/CDW Finance Corp., 8.5%, 2019		920,000	1,026,950

			$2,434,798

Conglomerates – 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,460,000	$1,569,500
BC Mountain LLC, 7%, 2021 (n)		500,000	530,000
Dynacast International LLC, 9.25%, 2019		745,000	812,050
Griffon Corp., 7.125%, 2018		1,030,000	1,112,400

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – continued
Silver II Borrower, 7.75%, 2020 (n)	$395,000	$420,675

		$4,444,625

Consumer Products – 1.1%
Easton-Bell Sports, Inc., 9.75%, 2016	$640,000	$689,606
Elizabeth Arden, Inc., 7.375%, 2021	910,000	1,011,238
Jarden Corp., 7.5%, 2020	770,000	838,338
Libbey Glass, Inc., 6.875%, 2020	288,000	310,680
Prestige Brands, Inc., 8.125%, 2020	95,000	107,231
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	295,000	316,756
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	75,000	81,375

		$3,355,224

Consumer Services – 0.5%
QVC, Inc., 7.375%, 2020 (n)	$455,000	$503,779
Service Corp. International, 7%, 2017	1,015,000	1,153,294

		$1,657,073

Containers – 2.9%
Ardagh Packaging Finance PLC , 7%, 2020 (n)	$330,000	$339,075
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	755,000	825,781
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	970,000	1,069,425
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	200,000	221,500
Ball Corp., 5%, 2022	521,000	541,840
Berry Plastics Group, Inc., 9.5%, 2018	330,000	368,363
Berry Plastics Group, Inc., 9.75%, 2021	335,000	391,531
Crown Americas LLC, 4.5%, 2023 (n)	555,000	538,350
Greif, Inc., 6.75%, 2017	1,070,000	1,193,050
Greif, Inc., 7.75%, 2019	155,000	180,575
Reynolds Group, 7.125%, 2019	695,000	746,256
Reynolds Group, 9.875%, 2019	330,000	361,763
Reynolds Group, 5.75%, 2020	505,000	514,469
Reynolds Group, 8.25%, 2021	1,705,000	1,756,150

		$9,048,128

Defense Electronics – 0.6%
Ducommun, Inc., 9.75%, 2018	$945,000	$1,039,500
MOOG, Inc., 7.25%, 2018	745,000	778,525

		$1,818,025

Electrical Equipment – 0.2%
Avaya, Inc., 9.75%, 2015	$340,000	$339,150
Avaya, Inc., 7%, 2019 (n)	250,000	244,375

		$583,525

Electronics – 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,220,000	$1,338,950
Nokia Corp., 5.375%, 2019	335,000	319,088
Nokia Corp., 6.625%, 2039	220,000	200,750
NXP B.V., 9.75%, 2018 (n)	100,000	114,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – continued
NXP B.V., 5.75%, 2021 (n)	$235,000	$243,813
NXP B.V., 5.75%, 2023 (z)	445,000	453,900
Sensata Technologies B.V., 6.5%, 2019 (n)	960,000	1,034,400

		$3,704,901

Energy – Independent – 8.3%
Berry Petroleum Corp., 6.75%, 2020	$200,000	$216,000
BreitBurn Energy Partners LP, 8.625%, 2020	445,000	491,725
Breitburn Energy Partners LP, 7.875%, 2022	960,000	1,027,200
Carrizo Oil & Gas, Inc., 8.625%, 2018	385,000	421,575
Chaparral Energy, Inc., 7.625%, 2022	505,000	551,713
Chesapeake Energy Corp., 6.875%, 2020	790,000	861,100
Concho Resources, Inc., 8.625%, 2017	625,000	670,313
Concho Resources, Inc., 6.5%, 2022	770,000	839,300
Continental Resources, Inc., 8.25%, 2019	925,000	1,029,063
Continental Resources, Inc., 7.375%, 2020	325,000	366,438
Denbury Resources, Inc., 8.25%, 2020	1,270,000	1,422,400
Denbury Resources, Inc., 4.625%, 2023	340,000	328,100
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,175,000	1,327,750
EP Energy LLC, 9.375%, 2020	1,770,000	2,044,350
EP Energy LLC, 7.75%, 2022	300,000	331,500
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	695,000	736,700
EXCO Resources, Inc., 7.5%, 2018	350,000	331,188
Halcon Resources Corp., 8.875%, 2021 (z)	270,000	290,925
Harvest Operations Corp., 6.875%, 2017	1,245,000	1,391,288
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	384,125
Laredo Petroleum, Inc., 9.5%, 2019	615,000	694,950
LINN Energy LLC, 6.5%, 2019	445,000	465,581
LINN Energy LLC, 8.625%, 2020	710,000	782,775
LINN Energy LLC, 7.75%, 2021	546,000	585,585
MEG Energy Corp., 6.5%, 2021 (n)	515,000	548,475
Plains Exploration & Production Co., 6.125%, 2019	960,000	1,051,200
Plains Exploration & Production Co., 8.625%, 2019	905,000	1,027,175
Plains Exploration & Production Co., 6.5%, 2020	340,000	375,700
QEP Resources, Inc., 6.875%, 2021	1,265,000	1,438,938
Range Resources Corp., 8%, 2019	795,000	870,525
Range Resources Corp., 5%, 2022	300,000	306,000
Samson Investment Co., 9.75%, 2020 (n)	875,000	929,688
SandRidge Energy, Inc., 8.125%, 2022	535,000	571,113
SM Energy Co., 6.5%, 2021	890,000	972,325
Whiting Petroleum Corp., 6.5%, 2018	590,000	634,250

		$26,317,033

Engineering – Construction – 0.3%
BakerCorp International, Inc., 8.25%, 2019	$800,000	$824,000

Entertainment – 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$440,000	$482,900
Cedar Fair LP, 9.125%, 2018	595,000	666,400
Cedar Fair LP, 5.25%, 2021 (z)	395,000	392,531
Cinemark USA, Inc., 8.625%, 2019	760,000	838,850
Cinemark USA, Inc., 5.125%, 2022 (n)	180,000	180,900

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Entertainment – continued
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		$405,000	$439,425
Six Flags Entertainment Corp., 5.25%, 2021 (n)		695,000	695,869

			$3,696,875

Financial Institutions – 4.6%
Aviation Capital Group, 4.625%, 2018 (n)		$545,000	$562,265
CIT Group, Inc., 5.25%, 2014 (n)		545,000	566,119
CIT Group, Inc., 5.25%, 2018		680,000	734,400
CIT Group, Inc., 6.625%, 2018 (n)		1,419,000	1,617,660
CIT Group, Inc., 5.5%, 2019 (n)		1,086,000	1,191,885
Credit Acceptance Corp., 9.125%, 2017		815,000	886,313
Icahn Enterprises LP, 7.75%, 2016		200,000	208,250
Icahn Enterprises LP, 8%, 2018		1,075,000	1,150,250
International Lease Finance Corp., 4.875%, 2015		415,000	435,231
International Lease Finance Corp., 8.625%, 2015		420,000	477,750
International Lease Finance Corp., 7.125%, 2018 (n)		928,000	1,090,400
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,105,000	1,172,681
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		350,000	400,750
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		290,000	320,450
PHH Corp., 9.25%, 2016		545,000	636,288
PHH Corp., 7.375%, 2019		570,000	644,100
SLM Corp., 8.45%, 2018		525,000	622,125
SLM Corp., 8%, 2020		1,305,000	1,513,800
SLM Corp., 7.25%, 2022		415,000	463,763

			$14,694,480

Food & Beverages – 0.9%
ARAMARK Corp., 5.75%, 2020 (n)		$265,000	$270,963
B&G Foods, Inc., 7.625%, 2018		719,000	767,533
Constellation Brands, Inc., 7.25%, 2016		240,000	272,400
Hawk Acquisition Sub Inc., 4.25%, 2020 (z)		675,000	675,844
Pinnacle Foods Finance LLC, 8.25%, 2017		275,000	295,453
TreeHouse Foods, Inc., 7.75%, 2018		600,000	650,250

			$2,932,443

Forest & Paper Products – 1.1%
Boise, Inc., 8%, 2020		$665,000	$739,813
Graphic Packaging Holding Co., 7.875%, 2018		415,000	457,538
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		320,000	353,600
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		290,000	295,800
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	1,001,419

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – continued
Tembec Industries, Inc., 11.25%, 2018	$480,000	$530,400

		$3,378,570

Gaming & Lodging – 3.6%
Boyd Gaming Corp., 9%, 2020 (n)	$360,000	$374,400
Caesars Entertainment Operating Co., Inc., 8.5%, 2020	1,010,000	997,375
Choice Hotels International, Inc., 5.75%, 2022	150,000	166,500
CityCenter Holdings LLC, 10.75%, 2017 (p)	345,000	381,225
FelCor Lodging LP, 5.625%, 2023 (n)	135,000	137,531
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	1,190,000	744
GWR Operating Partnership LLP, 10.875%, 2017	470,000	531,100
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022	495,000	549,450
Isle of Capri Casinos, Inc., 8.875%, 2020	785,000	853,688
MGM Mirage, 6.625%, 2015	360,000	390,600
MGM Resorts International, 11.375%, 2018	1,100,000	1,399,750
MGM Resorts International, 6.625%, 2021	360,000	377,550
NCL Corp., 5%, 2018 (n)	335,000	341,281
Penn National Gaming, Inc., 8.75%, 2019	1,040,000	1,175,200
Pinnacle Entertainment, Inc., 8.75%, 2020	415,000	455,981
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)	345,000	347,588
Seven Seas Cruises S. DE R.L., 9.125%, 2019	1,180,000	1,277,350
Viking Cruises Ltd., 8.5%, 2022 (n)	565,000	621,500
Wynn Las Vegas LLC, 7.75%, 2020	820,000	919,425

		$11,298,238

Industrial – 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017	$335,000	$360,544
Dematic S.A., 7.75%, 2020 (z)	620,000	644,800
Hyva Global B.V., 8.625%, 2016 (n)	695,000	695,000
Mueller Water Products, Inc., 8.75%, 2020	692,000	787,150
Rexel S.A., 6.125%, 2019 (n)	545,000	573,613
Rexel S.A., 5.25%, 2020 (z)	215,000	217,688
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	445,000	472,813

		$3,751,608

Insurance – 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$300,000	$418,500

Insurance – Property & Casualty – 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$775,000	$1,197,375
XL Group PLC, 6.5% to 2017, FRN to 2049	1,470,000	1,436,925

		$2,634,300

International Market Quasi-Sovereign – 0.1%
Electricite de France, FRN, 5.25%, 2049 (n)	$101,000	$100,337
Exportfinans A.S.A., 5.5%, 2016	300,000	311,631

		$411,968

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 2.1%
Case New Holland, Inc., 7.875%, 2017	$1,390,000	$1,626,300
CNH America LLC, 7.25%, 2016	545,000	609,038
CNH Capital LLC, 3.875%, 2015	180,000	184,500
CNH Capital LLC, 6.25%, 2016	255,000	281,775
H&E Equipment Services LLC, 7%, 2022 (n)	1,005,000	1,105,500
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	1,060,000	1,166,000
RSC Equipment Rental, Inc., 8.25%, 2021	680,000	770,100
United Rentals North America, Inc., 5.75%, 2018	455,000	493,106
United Rentals North America, Inc., 7.625%, 2022	454,000	507,345

		$6,743,664

Major Banks – 0.9%
Barclays Bank PLC, 7.625%, 2022	$660,000	$650,925
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,580,000	1,643,200
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	530,000	506,150

		$2,800,275

Medical & Health Technology & Services – 5.1%
Acadia Healthcare Co., Inc., 6.125%, 2021 (z)	$65,000	$67,113
AmSurg Corp., 5.625%, 2020 (n)	220,000	231,550
CDRT Holding Corp., 9.25%, 2017 (n)(p)	205,000	212,688
Davita, Inc., 6.375%, 2018	1,300,000	1,382,875
Davita, Inc., 6.625%, 2020	1,170,000	1,267,256
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	615,000	704,175
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	735,000	806,663
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	410,000	457,663
HCA, Inc., 8.5%, 2019	2,170,000	2,395,138
HCA, Inc., 7.5%, 2022	1,215,000	1,397,250
HCA, Inc., 5.875%, 2022	675,000	727,313
HealthSouth Corp., 8.125%, 2020	1,445,000	1,593,113
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	985,000	1,035,481
Kinetics Concepts, Inc., 12.5%, 2019	210,000	206,850
Tenet Healthcare Corp., 9.25%, 2015	575,000	648,313
Tenet Healthcare Corp., 8%, 2020	590,000	651,213
Tenet Healthcare Corp., 4.5%, 2021 (n)	475,000	465,500
Universal Health Services, Inc., 7%, 2018	715,000	777,563
Universal Health Services, Inc., 7.625%, 2020	765,000	823,331
Universal Hospital Services, Inc., 7.625%, 2020 (n)	190,000	204,250

		$16,055,298

Medical Equipment – 0.8%
Biomet, Inc., 6.5%, 2020 (n)	$805,000	$854,306
Hologic, Inc., 6.25%, 2020	295,000	313,806

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical Equipment – continued
Physio-Control International, Inc., 9.875%, 2019 (n)	$595,000	$670,863
Teleflex, Inc., 6.875%, 2019	545,000	589,963

		$2,428,938

Metals & Mining – 1.9%
ArcelorMittal, 7.25%, 2041	$335,000	$333,325
Arch Coal, Inc., 7.25%, 2020	740,000	666,000
Cloud Peak Energy, Inc., 8.25%, 2017	1,505,000	1,610,350
Consol Energy, Inc., 8%, 2017	595,000	642,600
Consol Energy, Inc., 8.25%, 2020	335,000	371,013
First Quantum Minerals Ltd., 7.25%, 2019 (n)	919,000	919,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	675,000	728,156
Peabody Energy Corp., 6%, 2018	420,000	446,250
Peabody Energy Corp., 6.25%, 2021	420,000	436,800

		$6,153,494

Municipals – 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$630,000	$628,438

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$715,000	$777,563
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	540,000	557,550

		$1,335,113

Natural Gas – Pipeline – 2.8%
Access Midstream Partners Co., 4.875%, 2023	$340,000	$335,750
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	510,000	507,450
Crosstex Energy, Inc., 8.875%, 2018	1,435,000	1,553,388
El Paso Corp., 7%, 2017	985,000	1,126,571
El Paso Corp., 7.75%, 2032	1,165,000	1,303,818
Energy Transfer Equity LP, 7.5%, 2020	950,000	1,094,875
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	500,000	575,000
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	453,560
Inergy Midstream LP, 6%, 2020 (n)	785,000	816,400
MarkWest Energy Partners LP, 5.5%, 2023	630,000	659,925
Sabine Pass Liquefaction, 5.625%, 2021 (n)	430,000	446,125

		$8,872,862

Network & Telecom – 1.5%
Centurylink, Inc., 7.65%, 2042	$865,000	$835,806
Cincinnati Bell, Inc., 8.25%, 2017	315,000	333,900
Citizens Communications Co., 9%, 2031	650,000	671,125
Frontier Communications Corp., 8.125%, 2018	835,000	951,900
TW Telecom Holdings, Inc., 5.375%, 2022	535,000	557,738
Windstream Corp., 8.125%, 2018	215,000	235,425
Windstream Corp., 7.75%, 2020	695,000	754,075

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Network & Telecom – continued
Windstream Corp., 7.75%, 2021		$340,000	$370,600

			$4,710,569

Oil Services – 1.3%
Bristow Group, Inc., 6.25%, 2022		$695,000	$750,600
Chesapeake Energy Corp., 6.625%, 2019 (n)		325,000	334,750
Dresser-Rand Group, Inc., 6.5%, 2021		415,000	443,013
Edgen Murray Corp., 8.75%, 2020 (n)		760,000	788,500
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		785,000	824,250
Unit Corp., 6.625%, 2021		1,050,000	1,099,875

			$4,240,988

Other Banks & Diversified Financials – 2.5%
Ally Financial, Inc., 5.5%, 2017		$2,150,000	$2,325,747
Ally Financial, Inc., 6.25%, 2017		460,000	514,419
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		830,000	1,023,227
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,525,000	1,660,725
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,665,000	1,939,725
UBS AG, 7.625%, 2022		430,000	480,508

			$7,944,351

Pharmaceuticals – 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	385,000	$555,266
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$840,000	905,100
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		520,000	565,500

			$2,025,866

Pollution Control – 0.3%
Heckmann Corp., 9.875%, 2018		$670,000	$716,063
Heckmann Corp., 9.875%, 2018 (n)		215,000	228,169

			$944,232

Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$545,000	$565,438
IAMGOLD Corp., 6.75%, 2020 (n)		1,102,000	1,060,675

			$1,626,113

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)		$94,618	$77,114
Lamar Media Corp., 5%, 2023		335,000	335,000
Nielsen Finance LLC, 7.75%, 2018		635,000	704,850
Nielsen Finance LLC, 4.5%, 2020 (n)		435,000	434,456

			$1,551,420

Railroad & Shipping – 0.3%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$455,000	$514,150
Watco Cos. LLC, 6.375%, 2023 (z)		415,000	426,931

			$941,081

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$465,000	$465,000
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	560,000	602,000
ERP Properties, REIT, 7.75%, 2020	765,000	914,772
ERP Properties, REIT, 5.75%, 2022	185,000	202,006
Kennedy Wilson, Inc., 8.75%, 2019	390,000	421,200
MPT Operating Partnership LP, REIT, 6.875%, 2021	780,000	846,300
MPT Operating Partnership LP, REIT, 6.375%, 2022	630,000	677,250

		$4,128,528

Retailers – 2.5%
Academy Ltd., 9.25%, 2019 (n)	$470,000	$529,925
Burlington Coat Factory Warehouse Corp., 10%, 2019	915,000	1,015,650
J. Crew Group, Inc., 8.125%, 2019	750,000	806,250
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	175,000	183,750
Limited Brands, Inc., 6.9%, 2017	560,000	643,300
Limited Brands, Inc., 7%, 2020	300,000	348,000
Limited Brands, Inc., 6.95%, 2033	415,000	429,525
Pantry, Inc., 8.375%, 2020 (n)	370,000	396,825
Rite Aid Corp., 9.5%, 2017	340,000	356,575
Rite Aid Corp., 9.25%, 2020	690,000	778,838
Sally Beauty Holdings, Inc., 6.875%, 2019	420,000	465,150
Toys “R” Us Property Co. II LLC, 8.5%, 2017	355,000	374,969
Toys “R” Us, Inc., 10.75%, 2017	1,060,000	1,140,825
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	445,000	458,906

		$7,928,488

Specialty Chemicals – 0.2%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$170,000	$172,975
Koppers, Inc., 7.875%, 2019	510,000	561,000

		$733,975

Specialty Stores – 0.3%
Michaels Stores, Inc., 11.375%, 2016	$287,000	$300,277
Michaels Stores, Inc., 7.75%, 2018	510,000	557,175

		$857,452

Telecommunications – Wireless – 4.3%
Clearwire Corp., 12%, 2015 (n)	$650,000	$701,188
Cricket Communications, Inc., 7.75%, 2016	275,000	287,031
Cricket Communications, Inc., 7.75%, 2020	775,000	773,063
Crown Castle International Corp., 7.125%, 2019	1,115,000	1,218,138
Crown Castle International Corp., 5.25%, 2023	455,000	462,963
Digicel Group Ltd., 8.25%, 2017 (n)	655,000	692,663
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	1,034,625
Eileme 2 AB, 11.625%, 2020 (n)	686,000	799,190
MetroPCS Wireless, Inc., 7.875%, 2018	710,000	775,675
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	460,000	468,050

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Sprint Capital Corp., 6.875%, 2028	$950,000	$971,375
Sprint Nextel Corp., 6%, 2016	1,050,000	1,139,250
Sprint Nextel Corp., 8.375%, 2017	825,000	960,094
Sprint Nextel Corp., 9%, 2018 (n)	440,000	543,950
Sprint Nextel Corp., 6%, 2022	770,000	791,175
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	875,000	927,500
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	930,000	968,363

		$13,514,293

Telephone Services – 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$470,000	$520,525
Level 3 Financing, Inc., 9.375%, 2019	550,000	616,660
Level 3 Financing, Inc., 7%, 2020 (n)	225,000	235,688
Level 3 Financing, Inc., 8.625%, 2020	415,000	462,725

		$1,835,598

Transportation – Services – 3.5%
ACL I Corp., 10.625%, 2016 (p)	$1,156,038	$1,196,672
Aguila American Resources Ltd., 7.875%, 2018 (n)	890,000	954,525
Avis Budget Car Rental LLC, 8.25%, 2019	625,000	692,969
Avis Budget Car Rental LLC, 9.75%, 2020	365,000	430,704
CEVA Group PLC, 8.375%, 2017 (n)	1,185,000	1,220,550
Commercial Barge Line Co., 12.5%, 2017	1,890,000	2,057,738
Hertz Corp., 5.875%, 2020	170,000	179,350
Navios Maritime Acquisition Corp., 8.625%, 2017	815,000	810,416
Navios Maritime Holdings, Inc., 8.875%, 2017	920,000	939,550
Navios South American Logistics, Inc., 9.25%, 2019	779,000	837,425
Navios South American Logistics, Inc., 9.25%, 2019 (z)	42,000	45,150
Swift Services Holdings, Inc., 10%, 2018	1,640,000	1,877,800

		$11,242,849

Utilities – Electric Power – 3.8%
AES Corp., 8%, 2017	$1,025,000	$1,205,656
AES Corp., 7.375%, 2021	345,000	400,200
Calpine Corp., 8%, 2016 (n)	555,000	582,056
Calpine Corp., 7.875%, 2020 (n)	1,089,000	1,192,455
Covanta Holding Corp., 7.25%, 2020	965,000	1,062,907
Covanta Holding Corp., 6.375%, 2022	275,000	299,313
EDP Finance B.V., 6%, 2018 (n)	1,335,000	1,405,088
Energy Future Holdings Corp., 10%, 2020 (n)	780,000	877,500
Energy Future Holdings Corp., 10%, 2020	2,448,000	2,775,420
Energy Future Holdings Corp., 11.75%, 2022 (n)	600,000	690,000
NRG Energy, Inc., 8.25%, 2020	960,000	1,083,600

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	$470,000	$351,325

		$11,925,520

Total Bonds		$297,376,164

FLOATING RATE LOANS (g)(r) – 1.6%
Aerospace – 0.2%
TransDigm Inc., Term Loan C, 3.75%, 2020	$472,743	$478,554

Conglomerates – 0.2%
Silver II U.S. Holdings LLC, Term Loan, 2019 (o)	$469,087	$471,600

Consumer Services – 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$308,402	$312,354

Energy – Independent – 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$449,059	$453,736

Entertainment – 0.1%
Cedar Fair L.P., Term Loan B, 3.25%, 2020 (o)	$400,010	$404,635

Financial Institutions – 0.2%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$452,233	$454,777

Food & Beverages – 0.2%
Aramark Corp., Term Loan D, 4%, 2019 (o)	$473,156	$477,630
H.J. Heinz Co., Term Loan B2, 2020 (o)	283,455	285,865

		$763,495

Transportation – Services – 0.4%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$1,322,126	$1,318,820

Utilities – Electric Power – 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$99,570	$103,719
Dynegy Power LLC, Term Loan, 9.25%, 2016	138,397	143,932

		$247,651

Total Floating Rate Loans		$4,905,622

COMMON STOCKS – 0.1%
Automotive – 0.1%
Accuride Corp. (a)	24,851	$133,947

Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)	26	$98,800

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	24,246	$127,292

Total Common Stocks		$360,039

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75%	$16,430	$$705,504

PREFERRED STOCKS – 0.4%
Other Banks & Diversified Financials – 0.4%
Ally Financial, Inc., 7% (z)	511	$505,347
GMAC Capital Trust I, 8.125%	28,350	771,120

Total Preferred Stocks		$1,276,467

	Strike Price	First Exercise
WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	113	$429,400

Issuer	Shares/Par	Value ($)

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$960,000	$946,800

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.14%, (v)	5,232,513	$5,232,513

Total Investments		$311,232,509

OTHER ASSETS, LESS LIABILITIES – 1.8%		5,704,234

Net Assets – 100.0%		$316,936,743

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $89,686,801, representing 28.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Acadia Healthcare Co., Inc., 6.125%, 2021	3/07/13	$65,000	$67,113
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	479,063	505,347
American Media, Inc., 13.5%, 2018	12/22/10	95,813	77,114
Arbor Realty Mortgage Securities, CDO, FRN, 2.602%, 2038	12/20/05	568,229	170,469
CEMEX S.A.B. de C.V., 5.875%, 2019	3/14/13	202,000	204,020
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	1,159,701	12,199
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.6%, 2050	4/12/06	528,352	1,320
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	394,504	392,531
Dematic S.A., 7.75%, 2020	12/13/12	620,000	644,800
G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/11	432,426	447,742
Halcon Resources Corp., 8.875%, 2021	3/01/13	290,119	290,925
Hawk Acquisition Sub Inc., 4.25%, 2020	3/22/13	675,000	675,844
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	548,195	436,707
Hexion U.S. Finance Corp., 6.625%, 2020	3/22/13-3/25/13	362,134	360,900
Intelsat S.A., 8.125%, 2023	3/20/13	535,000	543,694

8

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13	$184,406	$183,750
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	12/26/12	197,200	172,200
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/06/13	878,870	889,568
Lynx II Corp., 6.375%, 2023	2/07/13	290,000	303,775
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	460,000	468,050
NXP B.V., 5.75%, 2023	3/05/13-3/06/13	448,355	453,900
Navios South American Logistics, Inc., 9.25%, 2019	3/07/13	43,564	45,150
Rexel S.A., 5.25%, 2020	3/20/13	214,959	217,688
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13	346,444	347,588
Watco Cos. LLC, 6.375%, 2023	3/19/13	418,842	426,931
Total Restricted Securities			$8,339,325
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	74,000	4/15/13	$98,834	$94,876	$3,958
SELL	EUR	Deutsche Bank AG	1,304,490	4/15/13	1,706,485	1,672,487	33,998
SELL	EUR	JP Morgan Chase Bank N.A.	1,304,490	4/15/13	1,706,347	1,672,487	33,860

							$71,816

Swap Agreements at 3/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	1,600,000	Goldman Sachs International (a)	5.00% (fixed rate)	(1)	$68,206

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX. NA.HY. 19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $67,794.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,610,571	$1,033,547	$127,292	$2,771,410
Non-U.S. Sovereign Debt	—	411,968	—	411,968
Municipal Bonds	—	628,438	—	628,438
U.S. Corporate Bonds	—	241,192,892	—	241,192,892
Commercial Mortgage-Backed Securities	—	626,046	—	626,046
Asset-Backed Securities (including CDOs)	—	682,939	—	682,939
Foreign Bonds	—	54,780,681	—	54,780,681
Floating Rate Loans	—	4,905,622	—	4,905,622
Mutual Funds	5,232,513	—	—	5,232,513
Total Investments	$6,843,084	$304,262,133	$127,292	$311,232,509

Other Financial Instruments
Swap Agreements	$—	$68,206	$—	$68,206
Forward Foreign Currency Exchange Contracts	—	71,816	—	71,816

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$115,169
Change in unrealized appreciation (depreciation)	12,123
Balance as of 3/31/13	$127,292

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2013 is $12,123.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$301,378,904
Gross unrealized appreciation	17,023,231
Gross unrealized depreciation	(7,169,626)
Net unrealized appreciation (depreciation)	$9,853,605

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,715,610	23,646,395	(22,129,492)	5,232,513

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,591	$5,232,513

11

QUARTERLY REPORT

March 31, 2013

MFS® STRATEGIC INCOME SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 64.1%
Asset-Backed & Securitized – 0.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)	$160,656	$85,568
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	36,070	36,182
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018 (z)	12,188	12,005
Crest Ltd., CDO, 7%, 2040 (a)(p)	165,806	8,290
Falcon Franchise Loan LLC, FRN, 8.803%, 2025 (i)(z)	70,479	11,079
First Union National Bank Commercial Mortgage Trust, FRN, 1.601%, 2043 (i)(z)	57,294	85
First Union-Lehman Brothers Bank of America, FRN, 0.546%, 2035 (i)	589,303	11,215
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.775%, 2030 (i)	122,705	2,576
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)	368,350	7,367

		$174,367

Automotive – 1.0%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$152,000	$153,178
Harley-Davidson Financial Services, 3.875%, 2016 (n)	130,000	139,602

		$292,780

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$90,000	$100,975

Broadcasting – 0.8%
CBS Corp., 5.75%, 2020	$20,000	$23,547
CBS Corp., 3.375%, 2022	94,000	95,743
News America, Inc., 8.5%, 2025	10,000	13,719
Vivendi S.A., 4.75%, 2022 (n)	100,000	103,645

		$236,654

Brokerage & Asset Managers – 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$92,000	$101,530
Invesco Finance PLC, 3.125%, 2022	66,000	67,358
TD Ameritrade Holding Corp., 5.6%, 2019	110,000	131,733

		$300,621

Building – 0.5%
CRH PLC, 8.125%, 2018	$80,000	$99,424
Owens Corning, Inc., 4.2%, 2022	40,000	40,910

		$140,334

Cable TV – 1.5%
Cox Communications, Inc., 3.25%, 2022 (n)	$113,000	$114,795
DIRECTV Holdings LLC, 5.875%, 2019	40,000	47,375
NBCUniversal Media LLC, 5.95%, 2041	113,000	136,271
Time Warner Cable, Inc., 8.25%, 2019	120,000	156,207

		$454,648

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 0.8%
Dow Chemical Co., 8.55%, 2019	$170,000	$228,509

Computer Software – 0.3%
Oracle Corp., 5.375%, 2040	$66,000	$77,327

Conglomerates – 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	$38,000	$41,293

Consumer Products – 1.0%
Avon Products, Inc., 4.6%, 2020	$70,000	$72,714
Mattel, Inc., 5.45%, 2041	53,000	57,761
Newell Rubbermaid, Inc., 2.05%, 2017	43,000	43,238
Newell Rubbermaid, Inc., 4.7%, 2020	60,000	66,573
Tupperware Brands Corp., 4.75%, 2021	47,000	49,504

		$289,790

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 2017 (n)	$200,000	$203,937

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$183,499
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	47,901

		$231,400

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3%, 2018	$31,000	$31,275
Ericsson, Inc., 4.125%, 2022	73,000	75,902

		$107,177

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$31,000	$31,568

Emerging Market Quasi-Sovereign – 1.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$99,766	$122,093
Petrobras International Finance Co., 7.875%, 2019	51,000	62,049
Petrobras International Finance Co., 6.75%, 2041	48,000	54,254
Petroleos Mexicanos, 5.5%, 2021	100,000	114,750
Petroleos Mexicanos, 4.875%, 2022	10,000	11,075
Petroleos Mexicanos, 6.5%, 2041	31,000	36,503

		$400,724

Emerging Market Sovereign – 0.1%
Republic of Hungary, 5.375%, 2023	$4,000	$3,765
Republic of Poland, 5%, 2022	14,000	15,994
Republic of Romania, 4.375%, 2023 (n)	2,000	1,958

		$21,717

Energy – Independent – 0.3%
EQT Corp., 4.875%, 2021	$48,000	$50,858
Hess Corp., 8.125%, 2019	30,000	38,746

		$89,604

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Energy – Integrated – 0.9%
BP Capital Markets PLC, 4.5%, 2020		$29,000	$33,135
BP Capital Markets PLC, 4.742%, 2021		90,000	104,313
Cenovus Energy, Inc., 4.5%, 2014		30,000	31,590
Petro-Canada Financial Partnership, 5%, 2014		110,000	117,284

			$286,322

Financial Institutions – 1.0%
General Electric Capital Corp., 6%, 2019		$30,000	$36,422
General Electric Capital Corp., 5.5%, 2020		95,000	112,572
General Electric Capital Corp., 3.15%, 2022		49,000	48,687
General Electric Capital Corp., 3.1%, 2023		46,000	45,543
NYSE Euronext, 2%, 2017		54,000	55,208

			$298,432

Food & Beverages – 2.7%
Anheuser-Busch InBev S.A., 7.75%, 2019		$140,000	$183,976
Campbell Soup Co., 2.5%, 2022		40,000	38,071
Conagra Foods, Inc., 3.2%, 2023		175,000	174,425
Kraft Foods Group, Inc., 6.125%, 2018		80,000	97,302
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		26,000	29,552
Pernod-Ricard S.A., 2.95%, 2017 (n)		150,000	157,544
Tyson Foods, Inc., 6.6%, 2016		70,000	80,185
Tyson Foods, Inc., 4.5%, 2022		49,000	53,318

			$814,373

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041		$110,000	$130,620

Forest & Paper Products – 0.4%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$100,000	$115,750

Insurance – 1.9%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$136,293
American International Group, Inc., 3%, 2015		$40,000	41,499
ING U.S., Inc., 2.9%, 2018 (n)		40,000	40,572
MetLife, Inc., 1.756%, 2017		20,000	20,246
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		40,000	42,162
Principal Financial Group, Inc., 8.875%, 2019		80,000	108,838
Prudential Financial, Inc., 6.2%, 2015		80,000	87,264
Unum Group, 7.125%, 2016		90,000	106,135

			$583,009

Insurance – Property & Casualty – 2.5%
Aon Corp., 3.5%, 2015		$130,000	$137,496
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	138,482
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	45,565
CNA Financial Corp., 5.875%, 2020		100,000	117,722

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		$73,000	$80,044
PartnerRe Ltd., 5.5%, 2020		66,000	75,150
Travelers Cos., Inc., 3.9%, 2020		150,000	168,386

			$762,845

International Market Quasi-Sovereign – 1.1%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	$146,508
Exportfinans A.S.A., 5.5%, 2016		90,000	93,489
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	103,922

			$343,919

International Market Sovereign – 7.9%
Commonwealth of Australia, 5.75%, 2021	AUD	23,000	$28,052
Federal Republic of Germany, 3.75%, 2015	EUR	130,000	177,663
Federal Republic of Germany, 4.25%, 2018	EUR	52,000	80,157
Federal Republic of Germany, 6.25%, 2030	EUR	44,000	90,760
Government of Canada, 4.5%, 2015	CAD	46,000	48,568
Government of Canada, 4.25%, 2018	CAD	24,000	27,001
Government of Canada, 5.75%, 2033	CAD	9,000	13,490
Government of Japan, 1.7%, 2017	JPY	18,000,000	203,026
Government of Japan, 1.1%, 2020	JPY	9,100,000	101,995
Government of Japan, 2.1%, 2024	JPY	4,250,000	52,029
Government of Japan, 2.2%, 2027	JPY	10,350,000	127,774
Government of Japan, 2.4%, 2037	JPY	10,900,000	137,399
Kingdom of Belgium, 5.5%, 2017	EUR	61,000	94,282
Kingdom of Denmark, 3%, 2021	DKK	130,000	25,872
Kingdom of Spain, 4.6%, 2019	EUR	91,000	119,406
Kingdom of Sweden, 5%, 2020	SEK	95,000	18,134
Kingdom of the Netherlands, 3.75%, 2014	EUR	101,000	135,625
Kingdom of the Netherlands, 5.5%, 2028	EUR	14,000	25,498
Republic of Austria, 4.65%, 2018	EUR	47,000	71,347
Republic of Finland, 3.875%, 2017	EUR	13,000	19,092
Republic of France, 6%, 2025	EUR	29,000	51,548
Republic of France, 4.75%, 2035	EUR	61,000	100,404
Republic of Ireland, 4.6%, 2016	EUR	26,000	35,880
Republic of Italy, 4.25%, 2015	EUR	48,000	63,931
Republic of Italy, 5.25%, 2017	EUR	144,000	198,177
Republic of Italy, 3.75%, 2021	EUR	56,000	70,290
United Kingdom Treasury, 8%, 2015	GBP	57,000	104,675
United Kingdom Treasury, 8%, 2021	GBP	42,000	96,364
United Kingdom Treasury, 4.25%, 2036	GBP	39,000	72,029

			$2,390,468

Local Authorities – 1.0%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$100,000	$100,219
Province of Ontario, 5.45%, 2016		95,000	108,775

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – continued
State of Illinois (Build America Bonds), 6.725%, 2035	$95,000	$107,833

		$316,827

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 2017 (n)	$135,000	$155,467

Major Banks – 8.0%
Bank of America Corp., 7.375%, 2014	$50,000	$53,509
Bank of America Corp., 6.5%, 2016	170,000	195,786
Bank of America Corp., 3.3%, 2023	99,000	97,620
Barclays Bank PLC, 5.125%, 2020	100,000	115,036
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	103,000
BNP Paribas, FRN, 3.03%, 2014	18,000	18,686
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	93,535
DBS Bank Ltd., 2.35%, 2017 (n)	200,000	206,853
Goldman Sachs Group, Inc., 5.125%, 2015	50,000	53,418
Goldman Sachs Group, Inc., 5.75%, 2022	133,000	154,642
HSBC Holdings PLC, 4%, 2022	110,000	118,352
JPMorgan Chase & Co., 4.625%, 2021	90,000	100,592
Macquarie Bank Ltd., 5%, 2017 (n)	79,000	87,182
Macquarie Group Ltd., 6%, 2020 (n)	48,000	52,661
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	35,211
Morgan Stanley, 6%, 2014	100,000	105,400
Morgan Stanley, 5.625%, 2019	100,000	114,988
Morgan Stanley, FRN, 1.538%, 2016	80,000	80,341
Royal Bank of Scotland PLC, 2.55%, 2015	53,000	54,473
Santander International Debt S.A., 2.991%, 2013 (n)	200,000	201,335
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	105,590
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	71,257
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	56,534
Westpac Banking Corp., 2%, 2017	150,000	154,407

		$2,430,408

Medical & Health Technology & Services – 0.8%
Cardinal Health, Inc., 5.8%, 2016	$94,000	$108,371
McKesson Corp., 5.7%, 2017	40,000	46,765
Owens & Minor, Inc., 6.35%, 2016	70,000	76,614

		$231,750

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	$50,000	$50,209
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	70,000	70,234
Southern Copper Corp., 6.75%, 2040	100,000	112,736
Vale Overseas Ltd., 4.375%, 2022	45,000	46,172

		$279,351

Mortgage-Backed – 1.1%
Fannie Mae, 6%, 2017	$24,543	$26,333
Fannie Mae, 5.5%, 2020 (f)	120,903	132,388

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 2034	$59,393	$65,393
Freddie Mac, 4.224%, 2020	94,792	108,985

		$333,099

Natural Gas – Distribution – 0.4%
GDF Suez, 1.625%, 2017 (n)	$120,000	$120,620

Natural Gas – Pipeline – 2.2%
DCP Midstream LLC, 3.875%, 2023	$62,000	$62,335
Energy Transfer Partners LP, 3.6%, 2023	55,000	54,732
Energy Transfer Partners LP, 6.5%, 2042	87,000	99,408
Enterprise Products Partners LP, 6.3%, 2017	90,000	108,163
Kinder Morgan Energy Partners LP, 6.375%, 2041	130,000	156,734
Spectra Energy Capital LLC, 8%, 2019	66,000	87,056
Sunoco Logistics Partner LP, 3.45%, 2023	59,000	58,374
Williams Cos., Inc., 3.7%, 2023	27,000	26,803

		$653,605

Network & Telecom – 1.3%
AT&T, Inc., 5.5%, 2018	$70,000	$82,295
AT&T, Inc., 3.875%, 2021	80,000	86,503
Centurylink, Inc., 7.65%, 2042	89,000	85,996
France Telecom, 4.375%, 2014	80,000	83,489
Verizon Communications, Inc., 8.75%, 2018	52,000	69,931

		$408,214

Oil Services – 0.4%
Transocean, Inc., 2.5%, 2017	$33,000	$33,418
Transocean, Inc., 6%, 2018	70,000	79,282

		$112,700

Other Banks & Diversified Financials – 3.9%
Bancolombia S.A., 5.125%, 2022	$2,000	$2,010
Citigroup, Inc., 6.375%, 2014	80,000	85,734
Citigroup, Inc., 6.01%, 2015	60,000	64,970
Citigroup, Inc., 8.5%, 2019	84,000	111,909
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	125,746
Intesa Sanpaolo S.p.A., FRN, 2.688%, 2014 (n)	100,000	100,579
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	129,502
Rabobank Nederland N.V., 3.375%, 2017	59,000	63,166
Rabobank Nederland N.V., 3.95%, 2022	250,000	251,710
Santander Holdings USA, Inc., 4.625%, 2016	10,000	10,694
SunTrust Banks, Inc., 3.5%, 2017	69,000	73,882
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	115,541
U.S. Bancorp, 2.95%, 2022	46,000	45,780

		$1,181,223

Personal Computers & Peripherals – 0.6%
Equifax, Inc., 3.3%, 2022	$62,000	$60,991
Motorola Solutions, Inc., 3.5%, 2023	113,000	113,666

		$174,657

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 1.0%
AbbVie, Inc., 2.9%, 2022 (n)	$100,000	$100,090
Celgene Corp., 3.95%, 2020	130,000	140,650
Hospira, Inc., 6.05%, 2017	60,000	68,276

		$309,016

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$80,000	$93,516

Railroad & Shipping – 0.9%
CSX Corp., 4.1%, 2044	$186,000	$175,711
Panama Canal Railway Co., 7%, 2026 (n)	89,000	84,888

		$260,599

Real Estate – 1.3%
Boston Properties LP, REIT, 3.7%, 2018	$47,000	$51,536
DDR Corp., REIT, 4.625%, 2022	87,000	94,110
HCP, Inc., REIT, 5.375%, 2021	95,000	110,352
Health Care, Inc., REIT, 2.25%, 2018	30,000	30,272
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	27,880
WEA Finance LLC, 6.75%, 2019 (n)	60,000	74,201

		$388,351

Retailers – 1.5%
Dollar General Corp., 4.125%, 2017	$73,000	$78,384
Gap, Inc., 5.95%, 2021	117,000	133,745
Kohl’s Corp., 3.25%, 2023	96,000	92,626
Limited Brands, Inc., 5.25%, 2014	25,000	26,375
Macy’s, Inc., 7.875%, 2015	120,000	138,439

		$469,569

Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 2022	$130,000	$141,124

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT, 4.625%, 2015	$40,000	$42,654
American Tower Corp., REIT, 4.7%, 2022	82,000	89,116
Crown Castle Towers LLC, 6.113%, 2040 (n)	104,000	127,233
Rogers Cable, Inc., 5.5%, 2014	79,000	82,590

		$341,593

Tobacco – 1.6%
Altria Group, Inc., 9.25%, 2019	$44,000	$61,330
Lorillard Tobacco Co., 8.125%, 2019	61,000	77,606
Lorillard Tobacco Co., 6.875%, 2020	50,000	60,640
Reynolds American, Inc., 6.75%, 2017	135,000	162,487
Reynolds American, Inc., 4.75%, 2042	124,000	120,917

		$482,980

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 2017 (n)	$110,000	$132,318

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 1.4%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,314
Small Business Administration, 6.35%, 2021	29,820	33,091
Small Business Administration, 4.34%, 2024	71,041	77,935
Small Business Administration, 4.99%, 2024	83,955	93,463
Small Business Administration, 4.86%, 2025	101,880	113,595
Small Business Administration, 4.625%, 2025	40,563	45,191
Small Business Administration, 5.11%, 2025	37,210	42,253

		$426,842

Utilities – Electric Power – 2.6%
CMS Energy Corp., 4.25%, 2015	$90,000	$96,613
CMS Energy Corp., 5.05%, 2022	64,000	73,670
Duke Energy Corp., 3.35%, 2015	140,000	146,776
Exelon Generation Co. LLC, 5.35%, 2014	40,000	41,466
Exelon Generation Co. LLC, 5.2%, 2019	65,000	73,566
Oncor Electric Delivery Co., 4.1%, 2022	95,000	103,639
PPL WEM Holdings PLC, 3.9%, 2016 (n)	110,000	116,194
Progress Energy, Inc., 3.15%, 2022	127,000	129,407

		$781,331

Total Bonds		$19,374,323

	Strike Price	First Exercise
WARRANTS – 0.0%
Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	3	$11,400

COMMON STOCKS – 0.0%
Broadcasting – 0.0%
New Young Broadcasting Holding Co., Inc. (a)	1	$3,800

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	858	$4,505

Total Common Stocks		$8,305

UNDERLYING AFFILIATED FUNDS – 33.5%
MFS High Yield Pooled Portfolio (v)	1,011,327	$10,103,156

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	439,376	$439,376

Total Investments		$29,936,560

OTHER ASSETS, LESS LIABILITIES – 0.9%		266,653

Net Assets – 100.0%		$30,203,213

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

4

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,125,707 representing 13.7% of net assets.

(p)	Payment-in-kind security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	$160,656	$85,568
Crest Ltd., “A1” CDO, FRN, 0.763%, 2018	1/21/10	9,938	12,005
Falcon Franchise Loan LLC, FRN, 8.803%, 2025	1/29/03	5,815	11,079
First Union National Bank Commercial Mortgage Trust, FRN, 1.601%, 2043	12/11/03	$60	$85
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	10,186	7,367
Total Restricted Securities			$116,104
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	25,866	4/15/13	$26,920	$26,900	$20
SELL	CAD	Merrill Lynch International Bank	88,326	4/15/13	89,301	86,764	2,537
SELL	DKK	Deutsche Bank AG	142,358	4/15/13	25,033	24,484	549
SELL	EUR	Deutsche Bank AG	108,022	4/15/13	141,309	138,494	2,815
SELL	EUR	JPMorgan Chase Bank N.A.	108,022	4/15/13	141,298	138,494	2,804
SELL	GBP	Barclays Bank PLC	93,848	4/15/13	150,927	142,587	8,340
SELL	GBP	Deutsche Bank AG	93,848	4/15/13	151,003	142,587	8,416
SELL	SEK	Deutsche Bank AG	82,691	4/15/13	12,672	12,671	1

							$25,482

5

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	UBS AG	53,600	4/15/13	$69,609	$68,721	$(888)
BUY	JPY	Credit Suisse Group	12,364,973	4/15/13	141,098	131,302	(9,796)
BUY	JPY	Merrill Lynch International Bank	12,364,975	4/15/13	140,953	131,302	(9,651)

							$(20,335)

Futures Contracts Outstanding at 3/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,243,734	June - 2013	$(19,265)

At March 31, 2013, the fund had liquid securities with an aggregate value of $20,625 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$15,200	$4,505	$19,705
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	426,842	—	426,842
Non-U.S. Sovereign Debt	—	3,297,952	—	3,297,952
U.S. Corporate Bonds	—	10,829,361	—	10,829,361
Residential Mortgage-Backed Securities	—	333,099	—	333,099
Commercial Mortgage-Backed Securities	—	32,322	—	32,322
Asset-Backed Securities (including CDOs)	—	142,045	—	142,045
Foreign Bonds	—	4,312,702	—	4,312,702
Mutual Funds	10,542,532	—	—	10,542,532
Total Investments	$10,542,532	$19,389,523	$4,505	$29,936,560

Other Financial Instruments
Futures Contracts	$—	$(19,265)	$—	$(19,265)
Forward Foreign Currency Exchange Contracts	—	5,147	—	5,147

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$4,076
Change in unrealized appreciation (depreciation)	429
Balance as of 3/31/13	$4,505

The net change in unrealized appreciation (depreciation) from investments held as level 3 at March 31, 2013 is $429.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$28,427,428
Gross unrealized appreciation	1,981,188
Gross unrealized depreciation	(472,056)
Net unrealized appreciation (depreciation)	$1,509,132

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	1,012,376	(1,049)	1,011,327
MFS Institutional Money Market Portfolio	523,656	2,184,586	(2,268,866)	439,376

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$—	$—	$13,553	$10,103,156
MFS Institutional Money Market Portfolio	—	—	159	439,376

	$—	$—	$13,712	$10,542,532

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	68.6%
United Kingdom	5.4%
France	3.6%
Canada	2.5%
Germany	2.3%
Netherlands	2.3%
Japan	2.3%
Australia	1.7%
Italy	1.7%
Other Countries	9.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

QUARTERLY REPORT

March 31, 2013

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.2%
Airlines – 1.3%
U.S. Airways Group, Inc. (a)	424,790	$7,208,678
United Continental Holdings, Inc. (a)	153,660	4,918,657

		$12,127,335

Biotechnology – 0.6%
ViroPharma, Inc. (a)	217,640	$5,475,822

Brokerage & Asset Managers – 1.3%
LPL Financial Holdings, Inc.	356,370	$11,489,369

Business Services – 7.7%
Bright Horizons Family Solutions, Inc. (a)	430,640	$14,551,326
Concur Technologies, Inc. (a)	135,950	9,334,327
Constant Contact, Inc. (a)	1,047,178	13,592,370
FleetCor Technologies, Inc. (a)	94,126	7,216,640
Gartner, Inc. (a)	212,430	11,558,316
Performant Financial Corp. (a)	611,105	7,504,369
Xoom Corp. (a)	224,550	5,128,722

		$68,886,070

Chemicals – 1.0%
Intrepid Potash, Inc.	504,000	$9,455,040

Computer Software – 4.4%
ANSYS, Inc. (a)	113,280	$9,223,258
Blackbaud, Inc.	95,973	2,843,680
CommVault Systems, Inc. (a)	119,400	9,788,412
Nuance Communications, Inc. (a)	440,877	8,896,898
Qlik Technologies, Inc. (a)	349,954	9,039,312

		$39,791,560

Computer Software – Systems – 8.1%
E2open, Inc. (a)	43,940	$876,164
Exa Corp. (a)	310,300	2,954,056
ExactTarget, Inc. (a)	296,800	6,906,536
FleetMatics Group PLC (a)	505,670	12,262,498
Fusion-io, Inc. (a)	364,305	5,963,673
Greenway Medical Technologies, Inc. (a)	282,121	4,485,724
Guidewire Software, Inc. (a)	213,430	8,204,249
Linx S.A. (a)	237,100	3,720,042
Model N, Inc. (a)	486,732	9,647,028
PROS Holdings, Inc. (a)	63,316	1,720,296
SciQuest, Inc. (a)	660,561	15,879,886

		$72,620,152

Consumer Services – 2.5%
HomeAway, Inc. (a)	496,767	$16,144,928
MakeMyTrip Ltd. (a)	425,927	5,920,385

		$22,065,313

Electrical Equipment – 2.7%
MSC Industrial Direct Co., Inc., “A”	148,560	$12,743,477
Sensata Technologies Holding B.V. (a)	338,226	11,117,489

		$23,860,966

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 6.0%
3D Systems, Inc. (a)(l)	153,060	$4,934,654
Mellanox Technologies Ltd. (a)	166,710	9,254,072
Monolithic Power Systems, Inc.	439,964	10,721,923
Stratasys Ltd. (a)	97,080	7,205,278
Ultratech, Inc. (a)	147,500	5,830,675
Universal Display Corp. (a)	72,260	2,123,721
Veeco Instruments, Inc. (a)	358,369	13,736,284

		$53,806,607

Energy – Independent – 5.5%
Cabot Oil & Gas Corp.	305,418	$20,649,311
Peabody Energy Corp.	639,910	13,534,097
Range Resources Corp.	186,789	15,137,381

		$49,320,789

Food & Beverages – 2.3%
Flowers Foods, Inc.	215,970	$7,114,052
Green Mountain Coffee Roasters, Inc. (a)	243,310	13,810,276

		$20,924,328

Gaming & Lodging – 1.1%
Norwegian Cruise Line Holdings Ltd. (a)	319,170	$9,463,391

General Merchandise – 0.9%
Five Below, Inc. (a)	215,114	$8,150,669

Internet – 1.4%
Millennial Media, Inc. (a)	402,050	$2,553,018
Shutterfly, Inc. (a)	177,710	7,849,451
Shutterstock, Inc. (a)	48,262	2,170,825

		$12,573,294

Machinery & Tools – 10.0%
Allison Transmission Holdings, Inc.	566,950	$13,612,470
IPG Photonics Corp. (l)	148,375	9,853,584
Joy Global, Inc.	182,582	10,867,281
Kennametal, Inc.	261,586	10,212,317
Nordson Corp.	67,670	4,462,837
Polypore International, Inc. (a)	287,620	11,556,572
Proto Labs, Inc. (a)	244,740	12,016,734
United Rentals, Inc. (a)	146,516	8,053,985
WABCO Holdings, Inc. (a)	138,101	9,748,550

		$90,384,330

Medical & Health Technology & Services – 6.8%
Advisory Board Co. (a)	85,092	$4,469,032
Brookdale Senior Living, Inc. (a)	165,837	4,623,536
Capital Senior Living Corp. (a)	32,683	863,812
Community Health Systems, Inc.	133,720	6,336,991
Health Management Associates, Inc., “A” (a)	499,070	6,423,031
Healthcare Services Group, Inc.	472,008	12,097,565
HealthStream, Inc. (a)	175,700	4,030,558
HMS Holdings Corp. (a)	240,570	6,531,476
IDEXX Laboratories, Inc. (a)	49,700	4,591,783
LifePoint Hospitals, Inc. (a)	126,740	6,141,820

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Vanguard Health Systems, Inc. (a)	368,650	$5,481,826

		$61,591,430

Medical Equipment – 9.9%
Align Technology, Inc. (a)	362,737	$12,155,317
Cardiovascular Systems, Inc. (a)	249,890	5,117,747
Cepheid, Inc. (a)	299,698	11,499,412
Conceptus, Inc. (a)	669,790	16,175,429
DexCom, Inc. (a)	361,548	6,045,083
Endologix, Inc. (a)	731,281	11,810,188
Genmark Diagnostics, Inc. (a)	199,690	2,579,995
Globus Medical, Inc., “A” (a)	528,880	7,763,958
NxStage Medical, Inc. (a)	594,751	6,708,791
Uroplasty, Inc. (a)	769,373	1,954,207
Volcano Corp. (a)	344,035	7,658,219

		$89,468,346

Metals & Mining – 4.2%
Globe Specialty Metals, Inc.	850,189	$11,834,631
GrafTech International Ltd. (a)	1,135,120	8,717,722
Iluka Resources Ltd.	1,274,333	12,457,231
Molycorp, Inc. (a)	923,460	4,801,992

		$37,811,576

Oil Services – 5.7%
Atwood Oceanics, Inc. (a)	302,838	$15,911,109
Basic Energy Services, Inc. (a)	436,410	5,965,725
Dresser-Rand Group, Inc. (a)	211,787	13,058,786
Key Energy Services, Inc. (a)	704,280	5,690,582
Superior Energy Services, Inc. (a)	403,180	10,470,585

		$51,096,787

Pharmaceuticals – 2.4%
Kythera Biopharmaceuticals, Inc. (a)	145,080	$3,534,149
Perrigo Co.	75,570	8,972,426
Zoetis, Inc. (a)	269,220	8,991,948

		$21,498,523

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 2.9%
Diana Shipping, Inc. (a)	1,872,400	$19,959,784
Navios Maritime Holdings, Inc.	1,414,961	6,466,372

		$26,426,156

Restaurants – 3.1%
Arcos Dorados Holdings, Inc.	1,026,178	$13,545,550
Chuy’s Holdings, Inc. (a)	277,007	9,024,888
Dunkin Brands Group, Inc.	132,560	4,888,813

		$27,459,251

Specialty Chemicals – 2.7%
Rockwood Holdings, Inc.	137,210	$8,979,022
Tronox Ltd., “A”	791,260	15,674,861

		$24,653,883

Specialty Stores – 2.0%
Citi Trends, Inc. (a)	657,660	$6,727,862
Monro Muffler Brake, Inc.	290,248	11,525,748

		$18,253,610

Trucking – 3.7%
Atlas Air Worldwide Holdings, Inc. (a)	247,573	$10,091,075
Celadon Group, Inc.	213,020	4,443,597
Swift Transportation Co. (a)	1,295,561	18,371,055

		$32,905,727

Total Common Stocks		$901,560,324

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	411,369	$411,369

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	5,480,321	$5,480,321

Total Investments		$907,452,014

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(7,364,903)

Net Assets – 100.0%		$900,087,111

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$823,031,610	$—	$—	$823,031,610
Greece	26,426,156	—	—	26,426,156
Israel	16,459,350	—	—	16,459,350
Argentina	13,545,550	—	—	13,545,550
Australia	—	12,457,231	—	12,457,231
India	5,920,385	—	—	5,920,385
Brazil	3,720,042	—	—	3,720,042
Mutual Funds	5,891,690	—	—	5,891,690
Total Investments	$894,994,783	$12,457,231	$—	$907,452,014

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$770,217,529
Gross unrealized appreciation	170,378,649
Gross unrealized depreciation	(33,144,164)
Net unrealized appreciation (depreciation)	$137,234,485

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,899,425	46,447,857	(48,935,913)	411,369

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,391	$411,369

4

QUARTERLY REPORT

March 31, 2013

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 3.2%
Embraer S.A., ADR	3,220	$114,848
Honeywell International, Inc.	9,240	696,234
Lockheed Martin Corp.	1,800	173,736
Precision Castparts Corp.	2,190	415,268
United Technologies Corp.	6,080	568,054

		$1,968,140

Apparel Manufacturers – 1.3%
Guess?, Inc.	8,010	$198,888
NIKE, Inc., “B”	5,650	333,407
VF Corp.	1,490	249,948

		$782,243

Automotive – 1.4%
Delphi Automotive PLC	12,500	$555,000
General Motors Co. (a)	11,850	329,667

		$884,667

Biotechnology – 2.1%
Biogen Idec, Inc. (a)	1,650	$318,302
Celgene Corp. (a)	3,480	403,367
Gilead Sciences, Inc. (a)	6,970	341,042
ViroPharma, Inc. (a)	9,470	238,265

		$1,300,976

Broadcasting – 2.1%
News Corp., “A”	20,480	$625,050
Time Warner, Inc.	3,380	194,756
Walt Disney Co.	8,820	500,976

		$1,320,782

Brokerage & Asset Managers – 1.3%
BlackRock, Inc.	823	$211,412
Franklin Resources, Inc.	1,480	223,199
FXCM, Inc., “A”	6,720	91,930
NASDAQ OMX Group, Inc.	7,525	243,058

		$769,599

Business Services – 2.0%
Accenture PLC, “A”	3,480	$264,376
Bright Horizons Family Solutions, Inc. (a)	2,080	70,283
Fidelity National Information Services, Inc.	7,820	309,828
FleetCor Technologies, Inc. (a)	3,930	301,313
Gartner, Inc. (a)	3,080	167,583
Performant Financial Corp. (a)	11,020	135,326

		$1,248,709

Cable TV – 1.2%
Comcast Corp., “Special A”	9,240	$366,089
Time Warner Cable, Inc.	4,110	394,807

		$760,896

Chemicals – 1.3%
Celanese Corp.	5,430	$239,192

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
LyondellBasell Industries N.V., “A”	4,360	$275,944
PPG Industries, Inc.	2,320	310,741

		$825,877

Computer Software – 3.6%
Check Point Software Technologies Ltd. (a)	9,010	$423,380
Citrix Systems, Inc. (a)	5,420	391,107
Oracle Corp.	19,620	634,511
Qlik Technologies, Inc. (a)	5,590	144,390
Salesforce.com, Inc. (a)	1,340	239,632
Symantec Corp. (a)	16,280	401,790

		$2,234,810

Computer Software – Systems – 5.2%
Apple, Inc. (s)	3,230	$1,429,695
EMC Corp. (a)	21,380	510,768
Hewlett-Packard Co.	32,290	769,794
International Business Machines Corp.	300	63,990
SS&C Technologies Holdings, Inc. (a)	6,730	201,765
Vantiv, Inc., “A” (a)	10,480	248,795

		$3,224,807

Construction – 0.6%
Stanley Black & Decker, Inc.	4,380	$354,649

Consumer Products – 2.1%
Colgate-Palmolive Co.	5,770	$681,033
International Flavors & Fragrances, Inc.	3,590	275,245
Newell Rubbermaid, Inc.	12,060	314,766

		$1,271,044

Consumer Services – 0.8%
Grand Canyon Education, Inc. (a)	2,780	$70,584
Priceline.com, Inc. (a)	620	426,517

		$497,101

Containers – 0.7%
Packaging Corp. of America	6,810	$305,565
Silgan Holdings, Inc.	2,540	120,015

		$425,580

Electrical Equipment – 1.7%
AMETEK, Inc.	6,455	$279,889
Danaher Corp.	7,110	441,887
Sensata Technologies Holding B.V. (a)	5,970	196,234
W.W. Grainger, Inc.	600	134,988

		$1,052,998

Electronics – 2.8%
Altera Corp.	17,310	$613,986
ASML Holding N.V.	2,867	194,985
KLA-Tencor Corp.	1,090	57,487
Linear Technology Corp.	5,270	202,210
Microchip Technology, Inc.	13,090	481,188

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
NXP Semiconductors N.V. (a)	5,420	$164,009

		$1,713,865

Energy – Independent – 4.0%
Anadarko Petroleum Corp.	1,820	$159,159
Cabot Oil & Gas Corp.	4,460	301,541
Concho Resources, Inc. (a)	1,700	165,631
CONSOL Energy, Inc.	1,480	49,802
EOG Resources, Inc.	1,560	199,789
EQT Corp.	2,620	177,505
Gulfport Energy Corp. (a)	890	40,789
Marathon Petroleum Corp.	2,900	259,840
Noble Energy, Inc.	3,180	367,799
PDC Energy, Inc. (a)	730	36,186
Peabody Energy Corp.	1,630	34,475
Pioneer Natural Resources Co.	2,700	335,475
SM Energy Co.	644	38,138
Valero Energy Corp.	5,920	269,301

		$2,435,430

Energy – Integrated – 4.1%
Exxon Mobil Corp. (s)	28,230	$2,543,805

Food & Beverages – 3.3%
Coca-Cola Co.	18,190	$735,604
Coca-Cola Enterprises, Inc.	5,990	221,151
General Mills, Inc.	8,270	407,794
Mead Johnson Nutrition Co., “A”	2,200	170,390
Mondelez International, Inc.	16,030	490,678

		$2,025,617

Food & Drug Stores – 1.0%
CVS Caremark Corp.	9,020	$496,010
Kroger Co.	4,210	139,519

		$635,529

Gaming & Lodging – 0.7%
Wynn Resorts Ltd.	3,210	$401,764

General Merchandise – 1.3%
Target Corp.	12,060	$825,507

Health Maintenance Organizations – 0.7%
Aetna, Inc.	6,300	$322,056
UnitedHealth Group, Inc.	2,070	118,425

		$440,481

Insurance – 3.9%
ACE Ltd.	13,210	$1,175,294
American International Group, Inc. (a)	10,300	399,846
MetLife, Inc.	13,210	502,244
Validus Holdings Ltd.	8,800	328,856

		$2,406,240

Internet – 2.5%
eBay, Inc. (a)	3,800	$206,036
Google, Inc., “A” (a)	1,120	889,314
Rackspace Hosting, Inc. (a)	4,540	229,179

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
Shutterfly, Inc. (a)	4,500	$198,765

		$1,523,294

Leisure & Toys – 0.3%
Activision Blizzard, Inc.	8,090	$117,871
Brunswick Corp.	2,470	84,523

		$202,394

Machinery & Tools – 2.4%
Eaton Corp. PLC	5,510	$337,488
Illinois Tool Works, Inc.	2,030	123,708
Joy Global, Inc.	5,120	304,742
Kennametal, Inc.	5,680	221,747
Roper Industries, Inc.	3,720	473,593

		$1,461,278

Major Banks – 4.4%
Goldman Sachs Group, Inc.	2,350	$345,803
JPMorgan Chase & Co. (s)	19,650	932,589
PNC Financial Services Group, Inc.	4,980	331,170
State Street Corp.	6,110	361,040
Wells Fargo & Co.	20,120	744,239

		$2,714,841

Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	4,260	$219,177
Cerner Corp. (a)	870	82,433
Express Scripts Holding Co. (a)	6,360	366,654
Henry Schein, Inc. (a)	1,120	103,656

		$771,920

Medical Equipment – 2.9%
AtriCure, Inc. (a)	7,020	$55,598
Cooper Cos., Inc.	2,350	253,518
Covidien PLC	5,480	371,763
DexCom, Inc. (a)	4,090	68,385
Endologix, Inc. (a)	3,890	62,824
NxStage Medical, Inc. (a)	9,910	111,785
Sirona Dental Systems, Inc. (a)	1,420	104,697
St. Jude Medical, Inc.	5,370	217,163
Stryker Corp.	4,080	266,179
Thermo Fisher Scientific, Inc.	3,150	240,944

		$1,752,856

Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	2,590	$49,236
Lundin Mining Corp. (a)	21,230	92,622
Teck Resources Ltd., “B”	4,207	118,228

		$260,086

Natural Gas – Distribution – 0.2%
Spectra Energy Corp.	4,780	$146,985

Natural Gas – Pipeline – 0.6%
Enbridge, Inc.	5,190	$241,543
Kinder Morgan, Inc.	2,816	108,923

		$350,466

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 0.6%
Fortinet, Inc. (a)	2,560	$60,621
Juniper Networks, Inc. (a)	3,770	69,896
Qualcomm, Inc.	3,690	247,046

		$377,563

Oil Services – 1.7%
Cameron International Corp. (a)	4,530	$295,356
Dresser-Rand Group, Inc. (a)	3,870	238,624
Ensco PLC, “A”	1,450	87,000
FMC Technologies, Inc. (a)	2,760	150,116
Schlumberger Ltd.	2,720	203,701
Superior Energy Services, Inc. (a)	2,340	60,770

		$1,035,567

Other Banks & Diversified Financials – 4.7%
American Express Co.	4,340	$292,776
BancorpSouth, Inc.	4,330	70,579
CIT Group, Inc. (a)	6,310	274,359
Citigroup, Inc.	13,980	618,475
EuroDekania Ltd. (a)(z)	50,820	54,232
Fifth Third Bancorp	23,640	385,568
PrivateBancorp, Inc.	12,240	231,458
TCF Financial Corp.	13,740	205,550
Visa, Inc., “A”	3,510	596,138
Western Union Co.	11,660	175,366

		$2,904,501

Pharmaceuticals – 5.5%
Eli Lilly & Co.	5,340	$303,259
Johnson & Johnson	10,840	883,785
Perrigo Co.	1,420	168,597
Pfizer, Inc.	48,279	1,393,332
Valeant Pharmaceuticals International, Inc. (a)	4,220	316,584
Zoetis, Inc. (a)	9,140	305,276

		$3,370,833

Pollution Control – 0.3%
Stericycle, Inc. (a)	1,860	$197,495

Printing & Publishing – 0.4%
Moody’s Corp.	4,360	$232,475

Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	580	$75,673
Diana Shipping, Inc. (a)	13,420	143,057
Kansas City Southern Co.	1,140	126,426
Union Pacific Corp.	2,590	368,842

		$713,998

Real Estate – 3.5%
Equity Lifestyle Properties, Inc., REIT	8,220	$631,296
Mid-America Apartment Communities, Inc., REIT	9,470	653,998
Public Storage, Inc., REIT	2,270	345,766
Tanger Factory Outlet Centers, Inc., REIT	13,640	493,495

		$2,124,555

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.7%
McDonald’s Corp.	7,250	$722,753
Starbucks Corp.	5,350	304,736

		$1,027,489

Specialty Chemicals – 1.2%
Airgas, Inc.	2,000	$198,320
Albemarle Corp.	1,410	88,153
Ecolab, Inc.	5,330	427,359

		$713,832

Specialty Stores – 2.6%
Amazon.com, Inc. (a)	500	$133,245
AutoZone, Inc. (a)	720	285,674
Bed Bath & Beyond, Inc. (a)	4,250	273,785
Children’s Place Retail Store, Inc. (a)	3,930	176,143
Express, Inc. (a)	13,530	240,969
rue21, Inc. (a)	6,630	194,856
Tiffany & Co.	3,910	271,901

		$1,576,573

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	4,760	$366,139
SBA Communications Corp. (a)	2,620	188,692

		$554,831

Telephone Services – 2.0%
AT&T, Inc.	14,250	$522,833
Verizon Communications, Inc.	14,080	692,032

		$1,214,865

Tobacco – 1.7%
Lorillard, Inc.	5,840	$235,644
Philip Morris International, Inc.	8,610	798,233

		$1,033,877

Trucking – 1.1%
Expeditors International of Washington, Inc.	7,870	$281,038
Swift Transportation Co. (a)	25,700	364,426

		$645,464

Utilities – Electric Power – 2.3%
AES Corp.	11,230	$141,161
American Electric Power Co., Inc.	4,750	230,993
Calpine Corp. (a)	10,960	225,776
CMS Energy Corp.	8,240	230,226
Edison International	4,440	223,421
Great Plains Energy, Inc.	8,810	204,304
PG&E Corp.	3,990	177,675

		$1,433,556

Total Common Stocks		$60,692,710

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 9.5%	3,660	$200,568
PPL Corp., 8.75%	3,270	182,303

Total Convertible Preferred Stocks		$382,871

3

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/17	3,232	$16,612

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)			714,530	$714,530

Total Investments				$61,806,723

SECURITIES SOLD SHORT – (0.2)%
Electronics – (0.2)%
Xilinx, Inc.			(3,500)	$(133,595)

OTHER ASSETS, LESS LIABILITIES – (0.4)%				(245,969)

Net Assets – 100.0%				$61,427,159

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$54,232
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At March 31, 2013, the fund had cash collateral of $7,468 and other liquid securities with an aggregate value of $717,630 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

5

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$59,153,024	$—	$—	$59,153,024
Canada	844,649	—	—	844,649
Israel	423,380	—	—	423,380
Netherlands	358,994	—	—	358,994
Greece	143,057	—	—	143,057
Brazil	114,857	—	—	114,857
United Kingdom	—	—	54,232	54,232
Mutual Funds	714,530	—	—	714,530
Total Investments	$61,752,491	$—	$54,232	$61,806,723
Short Sales	$(133,595)	$—	$—	$(133,595)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$65,906
Change in unrealized appreciation (depreciation)	(11,674)
Balance as of 3/31/13	$54,232

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2013 is $(11,674).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$52,388,568
Gross unrealized appreciation	11,038,817
Gross unrealized depreciation	(1,620,662)
Net unrealized appreciation (depreciation)	$9,418,155

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	353,894	3,324,949	(2,964,313)	714,530

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$166	$714,530

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2013

*	Print name and title of each signing officer under his or her signature.